GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Brazil – 4.3%
751,781	Ambev SA (Consumer Staples)	$ 2,275,871
203,588	Atacadao SA (Consumer Staples)	618,259
681,348	B3 SA – Brasil Bolsa Balcao (Financials)	1,649,342
453,628	Banco Bradesco SA (Financials)	1,186,948
103,639	Banco do Brasil SA (Financials)	695,289
73,000	Banco Santander Brasil SA (Financials)	383,962
649,259	BB Seguridade Participacoes SA (Financials)	3,866,812
213,900	CCR SA (Industrials)	480,368
136,665	Centrais Eletricas Brasileiras SA (Utilities)	1,234,424
71,849	Cia Siderurgica Nacional SA (Materials)	198,381
105,900	CPFL Energia SA (Utilities)	702,805
112,268	Energisa SA (Utilities)	924,608
127,720	Engie Brasil Energia SA (Utilities)	959,333
310,067	Equatorial Energia SA (Utilities)	1,624,391
81,175	Hypera SA (Health Care)	685,977
158,825	Klabin SA (Materials)	594,974
150,366	Lojas Renner SA (Consumer Discretionary)	661,933
192,393	Natura & Co. Holding SA (Consumer Staples)	428,410
85,600	Petro Rio SA (Energy)*	586,803
555,506	Petroleo Brasileiro SA (Energy)	3,210,205
602,717	Raia Drogasil SA (Consumer Staples)	2,641,786
152,689	Suzano SA (Materials)	1,543,208
227,074	Telefonica Brasil SA (Communication Services)	1,642,992
308,011	TIM SA (Communication Services)	761,418
642,520	Vale SA (Materials)	10,472,045
150,600	Vibra Energia SA (Consumer Discretionary)	473,381
266,508	WEG SA (Industrials)	1,976,461

		42,480,386

Chile – 0.5%
914,874	Cencosud SA (Consumer Staples)	1,351,505
266,674	Cia Cervecerias Unidas SA (Consumer Staples)	1,605,480
259,812	Empresas CMPC SA (Materials)	427,582
92,343	Empresas Copec SA (Energy)	641,272

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
6,801,248	Enel Americas SA (Utilities)	$ 895,445

		4,921,284

China – 30.3%
64,145	360 DigiTech, Inc. ADR (Financials)	1,006,435
384,627	360 Security Technology, Inc., Class A (Information Technology)	374,117
414,358	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,034,206
1,287,145	3SBio, Inc. (Health Care)(a)	1,360,444
3,058,011	Agricultural Bank of China Ltd., Class A (Financials)	1,243,313
4,797,832	Agricultural Bank of China Ltd., Class H (Financials)	1,598,150
108,462	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	414,950
509,776	Air China Ltd., Class H (Industrials)*	404,921
22,362	Airtac International Group (Industrials)	683,765
1,920,010	Alibaba Group Holding Ltd. (Consumer Discretionary)*	19,653,936
981,600	Aluminum Corp. of China Ltd., Class H (Materials)	411,227
31,854	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	339,561
70,854	Anhui Conch Cement Co. Ltd., Class A (Materials)	285,975
75,415	Anhui Conch Cement Co. Ltd., Class H (Materials)	272,945
192,096	ANTA Sports Products Ltd. (Consumer Discretionary)	2,237,080
18,066	Autohome, Inc. ADR (Communication Services)	540,173
1,064,894	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	512,637
182,782	Baidu, Inc., Class A (Communication Services)*	2,379,175
2,051,107	Bank of Beijing Co. Ltd., Class A (Financials)	1,242,209
417,515	Bank of Changsha Co. Ltd., Class A (Financials)	407,286
3,289,932	Bank of China Ltd., Class A (Financials)	1,463,007

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,170,875	Bank of China Ltd., Class H (Financials)	$ 3,609,419
2,175,996	Bank of Communications Co. Ltd., Class A (Financials)	1,449,937
2,683,977	Bank of Communications Co. Ltd., Class H (Financials)	1,516,410
217,900	Bank of Hangzhou Co. Ltd., Class A (Financials)	406,666
1,483,445	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,551,811
684,956	Bank of Nanjing Co. Ltd., Class A (Financials)	1,002,745
1,122,871	Bank of Shanghai Co. Ltd., Class A (Financials)	946,353
513,500	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	408,854
1,558,309	BBMG Corp., Class A (Materials)	587,373
342,670	Beijing Enterprises Holdings Ltd. (Utilities)	1,084,357
1,366,945	Beijing Enterprises Water Group Ltd. (Utilities)	362,511
453,399	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	326,437
52,006	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	1,195,318
735,212	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	511,692
34,484	BGI Genomics Co. Ltd., Class A (Health Care)	292,237
21,540	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	329,628
1,664,392	BOE Technology Group Co. Ltd., Class A (Information Technology)	841,178
2,286,856	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,125,043
24,731	BYD Co. Ltd., Class A (Consumer Discretionary)	906,070
63,560	BYD Co. Ltd., Class H (Consumer Discretionary)	1,559,380
187,220	By-health Co. Ltd., Class A (Consumer Staples)	525,962
407,421	Caitong Securities Co. Ltd., Class A (Financials)	435,400
4,044,652	CGN Power Co. Ltd., Class H (Utilities)(a)	979,360

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
13,824	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	$ 330,009
451,422	Changjiang Securities Co. Ltd., Class A (Financials)	358,153
59,371	Chengxin Lithium Group Co. Ltd., Class A (Materials)	355,209
4,222,128	China Cinda Asset Management Co. Ltd., Class H (Financials)	551,735
3,038,188	China CITIC Bank Corp. Ltd., Class H (Financials)	1,346,759
1,298,350	China Communications Services Corp. Ltd., Class H (Industrials)	445,785
1,310,937	China Construction Bank Corp., Class A (Financials)	1,034,529
12,582,216	China Construction Bank Corp., Class H (Financials)	7,592,369
1,409,711	China Everbright Bank Co. Ltd., Class A (Financials)	595,046
2,786,725	China Everbright Bank Co. Ltd., Class H (Financials)	828,288
1,733,759	China Feihe Ltd. (Consumer Staples)(a)	1,406,021
327,424	China Galaxy Securities Co. Ltd., Class A (Financials)	458,534
1,186,156	China Galaxy Securities Co. Ltd., Class H (Financials)	586,582
530,636	China Hongqiao Group Ltd. (Materials)	491,512
521,125	China Life Insurance Co. Ltd., Class H (Financials)	791,819
1,323,293	China Medical System Holdings Ltd. (Health Care)	1,919,118
602,710	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	2,687,119
225,334	China Merchants Bank Co. Ltd., Class A (Financials)	1,112,109
436,523	China Merchants Bank Co. Ltd., Class H (Financials)	2,192,262
328,967	China Merchants Port Holdings Co. Ltd. (Industrials)	477,930
194,748	China Merchants Securities Co. Ltd., Class A (Financials)	371,155
304,919	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	658,605

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,934,440	China Minsheng Banking Corp. Ltd., Class A (Financials)	$ 961,273
3,282,915	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,131,387
1,003,498	China National Building Material Co. Ltd., Class H (Materials)	881,942
437,858	China National Nuclear Power Co. Ltd., Class A (Utilities)	385,715
64,692	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	239,003
321,700	China Oilfield Services Ltd., Class H (Energy)	403,490
227,189	China Overseas Land & Investment Ltd. (Real Estate)	614,142
138,375	China Pacific Insurance Group Co. Ltd., Class A (Financials)	475,475
191,217	China Pacific Insurance Group Co. Ltd., Class H (Financials)	431,650
1,959,776	China Petroleum & Chemical Corp., Class A (Energy)	1,253,296
4,326,642	China Petroleum & Chemical Corp., Class H (Energy)	2,034,306
645,712	China Railway Group Ltd., Class A (Industrials)	536,001
1,021,038	China Railway Group Ltd., Class H (Industrials)	574,256
647,457	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	429,594
189,734	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,301,679
525,872	China Resources Cement Holdings Ltd. (Materials)	283,636
89,772	China Resources Gas Group Ltd. (Utilities)	316,281
145,346	China Resources Land Ltd. (Real Estate)	670,355
185,044	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	1,547,008
178,020	China Shenhua Energy Co. Ltd., Class A (Energy)	767,766
825,153	China Shenhua Energy Co. Ltd., Class H (Energy)	2,537,143

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,066,915	China State Construction Engineering Corp. Ltd., Class A (Industrials)	$ 885,638
345,640	China State Construction International Holdings Ltd. (Industrials)	414,033
12,786,442	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,376,031
1,690,584	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)	842,530
1,949,847	China United Network Communications Ltd., Class A (Communication Services)	1,213,915
374,946	China Yangtze Power Co. Ltd., Class A (Utilities)	1,123,216
2,221,137	China Zheshang Bank Co. Ltd., Class A (Financials)*	925,010
69,191	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	1,074,463
825,243	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	421,735
52,396	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	669,120
247,600	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	433,312
1,526,172	CITIC Ltd. (Industrials)	1,562,246
156,107	CITIC Securities Co. Ltd., Class A (Financials)	436,792
234,991	CITIC Securities Co. Ltd., Class H (Financials)	468,447
165,319	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)*	358,945
290,573	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	518,093
536,235	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	579,138
1,618,836	Country Garden Holdings Co. Ltd. (Real Estate)(b)	624,264
805,721	CRRC Corp. Ltd., Class A (Industrials)	609,675
2,235,216	CRRC Corp. Ltd., Class H (Industrials)	916,366
2,449,319	CSPC Pharmaceutical Group Ltd. (Health Care)	3,134,802
263,128	Daan Gene Co. Ltd., Class A (Health Care)	666,034
1,452,366	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	686,597

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
458,367	Daqin Railway Co. Ltd., Class A (Industrials)	$ 443,254
14,269	Daqo New Energy Corp. ADR (Information Technology)*	812,049
485,243	DHC Software Co. Ltd., Class A (Information Technology)	407,592
122,642	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	670,730
955,319	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	534,846
359,352	Dongxing Securities Co. Ltd., Class A (Financials)	418,527
318,908	Dongyue Group Ltd. (Materials)	350,960
69,542	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	707,245
38,280	ENN Energy Holdings Ltd. (Utilities)	537,014
196,508	ENN Natural Gas Co. Ltd., Class A (Utilities)	515,991
503,811	Far East Horizon Ltd. (Financials)	382,756
559,254	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	638,714
617,152	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	521,877
457,433	Founder Securities Co. Ltd., Class A (Financials)	437,831
282,290	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	364,641
69,630	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	364,981
12,532	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	575,688
1,293,141	GD Power Development Co. Ltd., Class A (Utilities)*	826,976
382,160	Geely Automobile Holdings Ltd. (Consumer Discretionary)	557,169
133,978	GF Securities Co. Ltd., Class A (Financials)	302,813
84,074	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	381,823
377,993	Guangdong Investment Ltd. (Utilities)	346,734
254,058	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,051,230

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
308,581	Guangzhou Haige Communications Group Inc Co., Class A (Information Technology)	$ 377,256
85,262	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	820,897
112,861	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	716,340
280,194	Guosen Securities Co. Ltd., Class A (Financials)	361,143
202,112	Guotai Junan Securities Co. Ltd., Class A (Financials)	399,171
428,149	Guoyuan Securities Co. Ltd., Class A (Financials)	420,077
921,300	Haichang Ocean Park Holdings Ltd. (Consumer Discretionary)*(a)	381,244
633,986	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)	1,552,983
243,720	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	843,991
484,238	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,588,174
150,208	Haitian International Holdings Ltd. (Industrials)	386,802
305,311	Haitong Securities Co. Ltd., Class A (Financials)	385,327
577,333	Haitong Securities Co. Ltd., Class H (Financials)	355,031
247,200	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	390,855
82,715	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	303,370
144,943	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	274,083
231,317	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	476,771
84,019	Hengan International Group Co. Ltd. (Consumer Staples)	386,969
1,367,775	Hesteel Co. Ltd., Class A (Materials)	471,144
55,205	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	783,705
31,356	Hopson Development Holdings Ltd. (Real Estate)	35,672

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
678,767	Huadian Power International Corp. Ltd., Class A (Utilities)	$ 565,356
127,130	Huadong Medicine Co. Ltd., Class A (Health Care)	739,784
212,752	Huatai Securities Co. Ltd., Class A (Financials)	392,553
370,586	Huatai Securities Co. Ltd., Class H (Financials)(a)	427,773
344,762	Huaxi Securities Co. Ltd., Class A (Financials)	415,162
1,496,502	Huaxia Bank Co. Ltd., Class A (Financials)	1,107,025
192,776	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	502,382
102,594	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	443,482
2,056,179	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,248,183
6,992,864	Industrial & Commercial Bank of China Ltd., Class H (Financials)	3,502,927
467,812	Industrial Bank Co. Ltd., Class A (Financials)	1,168,944
113,279	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	461,365
278,676	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	319,451
107,085	Jafron Biomedical Co. Ltd., Class A (Health Care)	478,769
231,833	JD.com, Inc., Class A (Consumer Discretionary)	6,498,630
460,554	Jiangsu Expressway Co. Ltd., Class H (Industrials)	415,387
279,745	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	1,572,974
135,117	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	318,358
207,300	Jiangxi Copper Co. Ltd., Class A (Materials)	508,625
357,800	Jiangxi Copper Co. Ltd., Class H (Materials)	517,986
27,785	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	465,126

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
352,131	Jiumaojiu International Holdings Ltd. (Consumer Discretionary)(a)(b)	$ 884,218
244,107	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	419,736
351,304	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	669,028
17,412	JOYY, Inc. ADR (Communication Services)	530,370
408,655	Kingboard Holdings Ltd. (Information Technology)	1,340,282
233,628	Kuaishou Technology (Communication Services)*(a)	1,692,609
10,728	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	2,421,677
2,481,885	Lenovo Group Ltd. (Information Technology)	2,092,217
23,095	Li Auto, Inc. ADR (Consumer Discretionary)*	508,090
289,479	Li Ning Co. Ltd. (Consumer Discretionary)	2,271,551
1,685,281	Liaoning Port Co. Ltd., Class A (Industrials)	390,180
292,330	Longfor Group Holdings Ltd. (Real Estate)(a)(b)	881,990
17,305	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	454,419
408,977	Meituan, Class B (Consumer Discretionary)*(a)	8,571,986
1,222,350	Metallurgical Corp. of China Ltd., Class A (Industrials)	574,631
46,980	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	318,813
222,880	NetEase, Inc. (Communication Services)	3,120,977
84,166	New China Life Insurance Co. Ltd., Class A (Financials)	340,773
183,222	New China Life Insurance Co. Ltd., Class H (Financials)	427,686
285,731	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)*	819,983
39,676	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	397,457
354,571	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	2,048,703
785,981	Offshore Oil Engineering Co. Ltd., Class A (Energy)	634,683

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
567,335	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	$ 434,098
2,574,844	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	864,274
2,928,043	PetroChina Co. Ltd., Class A (Energy)	2,165,997
4,935,437	PetroChina Co. Ltd., Class H (Energy)	2,238,351
1,975,194	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,988,985
48,183	Pinduoduo, Inc. ADR (Consumer Discretionary)*	3,952,933
222,169	Ping An Bank Co. Ltd., Class A (Financials)	408,674
133,013	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	844,059
656,503	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	4,016,145
1,505,327	Postal Savings Bank of China Co. Ltd., Class A (Financials)	947,796
1,878,922	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,126,559
532,982	Power Construction Corp. of China Ltd., Class A (Industrials)	574,851
26,355	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	630,938
176,775	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	631,130
218,319	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	467,856
36,074	Sangfor Technologies, Inc., Class A (Information Technology)	571,547
215,435	SDIC Power Holdings Co. Ltd., Class A (Utilities)	334,548
828,765	Sealand Securities Co. Ltd., Class A (Financials)	408,325
191,200	Seazen Holdings Co. Ltd., Class A (Real Estate)*	614,880
23,455	SG Micro Corp., Class A (Information Technology)	586,081
141,500	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	402,913
208,341	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	666,181

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
190,988	Shandong Gold Mining Co. Ltd., Class A (Materials)	$ 551,377
675,200	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	404,154
728,377	Shanghai International Port Group Co. Ltd., Class A (Industrials)	560,405
195,858	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	349,216
1,091,795	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,112,826
471,875	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	369,050
521,700	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	435,269
347,516	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	357,154
506,266	Shanxi Securities Co. Ltd., Class A (Financials)	398,806
877,165	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	558,479
30,039	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,085,824
174,005	Shengyi Technology Co. Ltd., Class A (Information Technology)	370,681
742,377	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	432,836
343,107	Shenzhen International Holdings Ltd. (Industrials)	315,612
16,345	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	749,001
747,000	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	616,915
226,502	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	1,435,712
459,262	Shimao Group Holdings Ltd. (Real Estate)*(b)(c)	130,033
185,843	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	312,994
220,625	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	734,425
161,576	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	267,562

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
83,012	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	$ 734,780
67,999	Silergy Corp. (Information Technology)	990,100
321,163	Sinolink Securities Co. Ltd., Class A (Financials)	409,867
266,587	Sinopharm Group Co. Ltd., Class H (Health Care)	629,795
193,193	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	295,526
399,432	SooChow Securities Co. Ltd., Class A (Financials)	389,646
655,404	Southwest Securities Co. Ltd., Class A (Financials)	370,099
237,920	Sunac China Holdings Ltd. (Real Estate)*(c)	69,802
37,887	Sunny Optical Technology Group Co. Ltd. (Information Technology)	441,218
81,824	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A (Materials)	703,472
114,099	TAL Education Group ADR (Consumer Discretionary)*	681,171
330,000	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	405,305
68,851	TBEA Co. Ltd., Class A (Industrials)	208,977
652,338	TCL Technology Group Corp., Class A (Consumer Discretionary)	370,210
774,092	Tencent Holdings Ltd. (Communication Services)	28,482,381
144,621	Tencent Music Entertainment Group ADR (Communication Services)*	1,013,793
287,903	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	372,298
1,186,122	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,939,007
80,000	Tongwei Co. Ltd., Class A (Consumer Staples)	489,246
1,770,378	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,127,254
12,021	Trip.com Group Ltd. ADR (Consumer Discretionary)*	384,071
59,909	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	559,524

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,410,334	Uni-President China Holdings Ltd. (Consumer Staples)	$ 1,235,883
195,300	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	2,177,595
1,919,231	Want Want China Holdings Ltd. (Consumer Staples)	1,303,174
146,205	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	370,696
409,444	Western Securities Co. Ltd., Class A (Financials)	370,511
978,545	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	628,552
30,539	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	676,264
41,540	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	266,893
547,675	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	407,458
434,077	Xiamen C & D, Inc., Class A (Industrials)	954,123
598,678	Xiaomi Corp., Class B (Information Technology)*(a)	791,539
294,376	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	553,640
264,605	Yankuang Energy Group Co. Ltd., Class H (Energy)	876,310
236,807	Yihai International Holding Ltd. (Consumer Staples)*	734,191
24,416	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	362,851
475,713	Youngor Group Co. Ltd., Class A (Real Estate)	433,165
26,645	Youngy Co. Ltd., Class A (Materials)*	462,668
144,988	YTO Express Group Co. Ltd., Class A (Industrials)	397,494
577,923	Yuexiu Property Co. Ltd. (Real Estate)	728,558
65,358	Yum China Holdings, Inc. (Consumer Discretionary)	3,602,533
52,705	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	420,982
31,496	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	563,487

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,428	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	$ 339,331
642,256	Zhejiang Expressway Co. Ltd., Class H (Industrials)	477,238
71,138	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	460,257
298,492	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	914,832
52,190	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)	373,104
168,837	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	860,895
383,639	Zhongtai Securities Co. Ltd., Class A (Financials)	373,156
488,500	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	402,742

		301,883,964

Colombia – 0.0%
771,692	Ecopetrol SA (Energy)	366,842

Czech Republic – 0.2%
37,716	CEZ AS (Utilities)	1,282,328
21,755	Komercni banka AS (Financials)	634,784
171,500	Moneta Money Bank AS (Financials)(a)	522,173

		2,439,285

Egypt – 0.4%
1,531,577	Commercial International Bank Egypt SAE (Financials)	2,498,561
2,856,936	Eastern Co. SAE (Consumer Staples)	1,502,364

		4,000,925

Greece – 0.5%
636,782	Eurobank Ergasias Services and Holdings SA (Financials)*	714,673
195,532	Hellenic Telecommunications Organization SA (Communication Services)	2,969,611
97,393	OPAP SA (Consumer Discretionary)	1,326,714

		5,010,998

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.3%
271,074	Kingboard Laminates Holdings Ltd. (Information Technology)	$ 284,080
54,311	Orient Overseas International Ltd. (Industrials)	1,017,266
2,634,809	Sino Biopharmaceutical Ltd. (Health Care)	1,546,015

		2,847,361

Hungary – 0.2%
144,257	MOL Hungarian Oil & Gas PLC (Energy)	1,021,812
17,943	OTP Bank Nyrt (Financials)	484,494
17,469	Richter Gedeon Nyrt (Health Care)	370,775

		1,877,081

India – 14.1%
21,850	ACC Ltd. (Materials)	687,741
22,424	Adani Enterprises Ltd. (Industrials)	1,078,819
27,245	Adani Green Energy Ltd. (Utilities)*	708,088
237,326	Adani Power Ltd. (Utilities)*	969,718
22,800	Adani Total Gas Ltd. (Utilities)	1,017,074
19,574	Adani Transmission Ltd. (Utilities)*	699,086
75,950	Asian Paints Ltd. (Materials)	2,961,244
178,073	Aurobindo Pharma Ltd. (Health Care)	1,021,933
22,717	Avenue Supermarts Ltd. (Consumer Staples)*(a)	1,122,931
179,894	Axis Bank Ltd. (Financials)	1,990,876
14,112	Bajaj Finance Ltd. (Financials)	1,164,666
22,012	Bajaj Finserv Ltd. (Financials)	439,639
72,365	Berger Paints India Ltd. (Materials)	553,070
330,737	Bharat Electronics Ltd. (Industrials)	426,843
133,009	Bharat Petroleum Corp. Ltd. (Energy)	557,197
179,225	Bharti Airtel Ltd. (Communication Services)	1,867,930
166,896	Biocon Ltd. (Health Care)	579,675
54,916	Britannia Industries Ltd. (Consumer Staples)	2,941,688
41,651	Cholamandalam Investment and Finance Co. Ltd. (Financials)	365,614
184,496	Cipla Ltd. (Health Care)	2,581,908
145,382	Coal India Ltd. (Energy)	405,692
107,317	Colgate-Palmolive India Ltd. (Consumer Staples)	2,150,854
216,242	Dabur India Ltd. (Consumer Staples)	1,562,277
39,435	Divi’s Laboratories Ltd. (Health Care)	1,648,705

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
34,386	Dr. Reddy’s Laboratories Ltd. (Health Care)	$ 1,894,674
13,000	Eicher Motors Ltd. (Consumer Discretionary)	556,245
406,744	GAIL India Ltd. (Utilities)	473,241
47,908	Grasim Industries Ltd. (Materials)	1,035,241
110,564	Havells India Ltd. (Industrials)	1,701,914
303,747	HCL Technologies Ltd. (Information Technology)	4,180,443
113,845	HDFC Life Insurance Co. Ltd. (Financials)(a)	825,638
225,962	Hindalco Industries Ltd. (Materials)	1,250,562
92,667	Hindustan Unilever Ltd. (Consumer Staples)	3,054,545
177,015	Housing Development Finance Corp. Ltd. (Financials)	5,852,698
451,367	ICICI Bank Ltd. (Financials)	5,281,525
48,829	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	726,203
100,800	Indian Hotels Co. Ltd. (Consumer Discretionary)	398,131
974,491	Indian Oil Corp. Ltd. (Energy)	917,217
539,025	Infosys Ltd. (Information Technology)	10,821,703
501,196	ITC Ltd. (Consumer Staples)	2,092,516
162,713	Jindal Steel & Power Ltd. (Materials)	1,070,451
107,791	JSW Steel Ltd. (Materials)	983,982
178,355	Jubilant Foodworks Ltd. (Consumer Discretionary)	1,197,666
26,444	Kotak Mahindra Bank Ltd. (Financials)	632,247
22,546	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	1,339,575
77,037	Larsen & Toubro Ltd. (Industrials)	1,962,765
57,749	Lupin Ltd. (Health Care)	543,266
145,173	Mahindra & Mahindra Ltd. (Consumer Discretionary)	2,327,439
357,696	Marico Ltd. (Consumer Staples)	2,228,456
6,613	Maruti Suzuki India Ltd. (Consumer Discretionary)	728,742
32,298	Mindtree Ltd. (Information Technology)	1,361,881
34,934	Mphasis Ltd. (Information Technology)	865,347
63,179	Muthoot Finance Ltd. (Financials)	838,456
10,784	Nestle India Ltd. (Consumer Staples)	2,672,798

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
687,883	NTPC Ltd. (Utilities)	$ 1,454,554
397,668	Oil & Natural Gas Corp. Ltd. (Energy)	689,017
5,294	Page Industries Ltd. (Consumer Discretionary)	3,082,457
9,783	PI Industries Ltd. (Materials)	419,611
71,580	Pidilite Industries Ltd. (Materials)	2,416,024
715,864	Power Grid Corp. of India Ltd. (Utilities)	1,969,068
293,813	Reliance Industries Ltd. (Energy)	9,854,409
101,182	SBI Life Insurance Co. Ltd. (Financials)(a)	1,593,963
39,028	Siemens Ltd. (Industrials)	1,329,884
15,960	SRF Ltd. (Materials)	463,633
230,416	State Bank of India (Financials)	1,704,574
86,249	Sun Pharmaceutical Industries Ltd. (Health Care)	1,107,870
176,649	Tata Consultancy Services Ltd. (Information Technology)	7,355,219
121,823	Tata Consumer Products Ltd. (Consumer Staples)	1,223,746
8,248	Tata Elxsi Ltd. (Information Technology)	710,010
381,072	Tata Motors Ltd. (Consumer Discretionary)*	2,056,124
169,478	Tata Power Co. Ltd. (The) (Utilities)	467,834
2,164,112	Tata Steel Ltd. (Materials)	2,860,724
255,114	Tech Mahindra Ltd. (Information Technology)	3,373,900
25,960	Titan Co. Ltd. (Consumer Discretionary)	845,715
74,385	Torrent Pharmaceuticals Ltd. (Health Care)	1,516,176
18,386	UltraTech Cement Ltd. (Materials)	1,597,786
404,920	Vedanta Ltd. (Materials)	1,513,299
299,823	Wipro Ltd. (Information Technology)	1,498,080

		140,422,512

Indonesia – 1.8%
2,001,398	Adaro Energy Indonesia Tbk PT (Energy)	492,350
5,473,585	Aneka Tambang Tbk (Materials)	690,657
4,338,346	Astra International Tbk PT (Consumer Discretionary)	1,668,435
4,311,004	Bank Central Asia Tbk PT (Financials)	2,548,539
989,964	Bank Mandiri Persero Tbk PT (Financials)	662,325
1,527,699	Bank Negara Indonesia Persero Tbk PT (Financials)	961,397

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
2,653,387	Bank Rakyat Indonesia Persero Tbk PT (Financials)	$ 839,962
2,379,542	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,527,723
3,303,256	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,354,353
12,838,423	Kalbe Farma Tbk PT (Health Care)	1,689,320
1,105,760	Merdeka Copper Gold Tbk PT (Materials)*	291,702
5,100,586	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	1,001,863
11,408,865	Telkom Indonesia Persero Tbk PT (Communication Services)	2,929,906
4,415,408	Unilever Indonesia Tbk PT (Consumer Staples)	1,347,231

		18,005,763

Kuwait – 0.8%
351,306	Agility Public Warehousing Co. KSC (Industrials)	897,510
329,526	Boubyan Bank KSCP (Financials)	902,840
1,061,772	Kuwait Finance House KSCP (Financials)	2,984,887
941,515	National Bank of Kuwait SAKP (Financials)	3,429,248

		8,214,485

Luxembourg – 0.1%
45,727	Reinet Investments SCA (Financials)	820,517

Mexico – 2.5%
908,619	Alfa SAB de CV, Class A (Industrials)	627,054
3,810,574	America Movil SAB de CV, Series L (Communication Services)	3,691,872
57,500	Arca Continental SAB de CV (Consumer Staples)	477,903
3,301,887	Cemex SAB de CV, Series CPO (Materials)*	1,508,334
70,900	Coca-Cola Femsa SAB de CV (Consumer Staples)	481,499
371,577	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,948,680
175,325	Gruma SAB de CV, Class B (Consumer Staples)	2,179,447

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
864,281	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	$ 3,655,467
359,639	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,864,340
354,495	Grupo Mexico SAB de CV, Series B (Materials)	1,439,681
243,200	Orbia Advance Corp. SAB de CV (Materials)	473,633
1	Sitios Latinoamerica SAB de CV (Communication Services)*	—
1,122,654	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,445,764

		24,793,674

Philippines – 0.3%
361,620	Bank of the Philippine Islands (Financials)	677,078
13,489	Globe Telecom, Inc. (Communication Services)	548,527
80,960	International Container Terminal Services, Inc. (Industrials)	293,437
110,460	Manila Electric Co. (Utilities)	546,832
26,040	PLDT, Inc. (Communication Services)	806,614

		2,872,488

Poland – 0.7%
26,506	Bank Pekao SA (Financials)	489,846
16,468	CD Projekt SA (Communication Services)(b)	475,116
25,366	Dino Polska SA (Consumer Staples)*(a)	2,032,677
14,733	KGHM Polska Miedz SA (Materials)	375,797
570	LPP SA (Consumer Discretionary)	1,200,919
447,331	PGE Polska Grupa Energetyczna SA (Utilities)*	637,510
114,718	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	716,372
207,273	Powszechny Zaklad Ubezpieczen SA (Financials)	1,442,725

		7,370,962

Qatar – 1.2%
577,221	Commercial Bank PSQC (The) (Financials)	941,496

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
103,473	Industries Qatar QSC (Industrials)	$ 423,069
634,069	Masraf Al Rayan QSC (Financials)	616,005
738,075	Ooredoo QPSC (Communication Services)	1,798,092
611,941	Qatar International Islamic Bank QSC (Financials)	1,841,662
366,759	Qatar Islamic Bank (Financials)	2,445,228
780,295	Qatar National Bank QPSC (Financials)	4,199,570

12,265,122

Romania – 0.1%
131,083	NEPI Rockcastle NV (Real Estate)	794,557

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)(c)	—
62,206	LUKOIL PJSC (Energy)(c)	—
11,906	MMC Norilsk Nickel PJSC (Materials)(c)	—
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)*(c)	—
5,200	Novatek PJSC GDR (Energy)*(c)	—
839,494	Novolipetsk Steel PJSC (Materials)(c)	—
127,440	PhosAgro PJSC GDR (Materials)(c)	—
820	PhosAgro PJSC (Materials)(c)	—
73,809	Polymetal International PLC (Materials)*(c)	—
11,287	Polyus PJSC (Materials)*(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)*(c)	—
152,107	Severstal PAO (Materials)(c)	—
3,362,523	Surgutneftegas PJSC (Energy)(c)	—
277,377	Tatneft PJSC (Energy)(c)	—
29,482	TCS Group Holding PLC GDR (Financials)*(c)	—
799,132,583	VTB Bank PJSC (Financials)*(c)	—
69,395	X5 Retail Group NV GDR (Consumer Staples)(c)	—
41,484	Yandex NV, Class A (Communication Services)*(c)	—

—

Saudi Arabia – 4.1%
53,815	Advanced Petrochemical Co. (Materials)	594,803

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
286,024	Al Rajhi Bank (Financials)*	$ 6,124,874
81,130	Alinma Bank (Financials)	744,559
32,503	Almarai Co. JSC (Consumer Staples)	459,975
90,428	Arab National Bank (Financials)	833,499
45,500	Bank AlBilad (Financials)*	628,170
63,364	Bank Al-Jazira (Financials)	356,662
71,612	Banque Saudi Fransi (Financials)	816,273
27,206	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,288,201
145,137	Dar Al Arkan Real Estate Development Co. (Real Estate)*	532,018
7,000	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	432,001
210,988	Etihad Etisalat Co. (Communication Services)	2,048,563
9,893	Jarir Marketing Co. (Consumer Discretionary)	434,221
192,772	Mobile Telecommunications Co Saudi Arabia (Communication Services)*	573,303
21,900	Nahdi Medical Co. (Consumer Staples)	1,106,870
166,093	Rabigh Refining & Petrochemical Co. (Energy)*	452,429
86,369	Riyad Bank (Financials)	792,640
32,782	SABIC Agri-Nutrients Co. (Materials)	1,257,475
205,735	Sahara International Petrochemical Co. (Materials)	1,961,987
71,061	Saudi Arabian Mining Co. (Materials)*	1,296,744
472,699	Saudi Arabian Oil Co. (Energy)(a)	4,212,387
109,409	Saudi Basic Industries Corp. (Materials)	2,415,627
80,615	Saudi British Bank (The) (Financials)	882,439
272,842	Saudi Electricity Co. (Utilities)	1,795,600
63,135	Saudi Industrial Investment Group (Materials)	343,281
95,441	Saudi Investment Bank (The) (Financials)	477,300
326,742	Saudi Kayan Petrochemical Co. (Materials)*	1,011,712
291,688	Saudi National Bank (The) (Financials)	3,988,233
229,435	Saudi Telecom Co. (Communication Services)	2,346,685
118,051	Savola Group (The) (Consumer Staples)	894,980

		41,103,511

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.0%
49,547	BOC Aviation Ltd. (Industrials)(a)	$ 388,797

South Africa – 4.2%
167,249	Absa Group Ltd. (Financials)	2,018,992
56,439	African Rainbow Minerals Ltd. (Materials)	962,925
4,660	Anglo American Platinum Ltd. (Materials)	470,872
126,240	Aspen Pharmacare Holdings Ltd. (Health Care)	1,053,665
95,159	Bid Corp. Ltd. (Consumer Staples)	1,867,686
48,393	Bidvest Group Ltd. (The) (Industrials)	661,146
8,006	Capitec Bank Holdings Ltd. (Financials)	953,466
99,051	Clicks Group Ltd. (Consumer Staples)	1,718,846
32,119	Discovery Ltd. (Financials)*	241,079
608,735	FirstRand Ltd. (Financials)	2,398,052
140,256	Gold Fields Ltd. (Materials)	1,554,843
209,941	Impala Platinum Holdings Ltd. (Materials)	2,589,447
58,607	Kumba Iron Ore Ltd. (Materials)(b)	1,667,580
151,454	Mr Price Group Ltd. (Consumer Discretionary)	1,507,724
298,257	MTN Group Ltd. (Communication Services)	2,470,984
366,620	MultiChoice Group (Communication Services)	2,564,561
3,455	Naspers Ltd., Class N (Consumer Discretionary)	535,825
153,736	Nedbank Group Ltd. (Financials)	2,066,064
678,765	Old Mutual Ltd. (Financials)	443,259
332,573	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	430,843
103,678	Remgro Ltd. (Financials)	879,563
288,266	Sanlam Ltd. (Financials)	952,435
45,986	Sasol Ltd. (Materials)	809,419
241,503	Shoprite Holdings Ltd. (Consumer Staples)	3,582,158
566,840	Sibanye Stillwater Ltd. (Materials)	1,556,371
154,918	SPAR Group Ltd. (The) (Consumer Staples)(b)	1,213,733
213,306	Standard Bank Group Ltd. (Financials)	2,258,866
168,804	Vodacom Group Ltd. (Communication Services)(b)	1,248,837
236,300	Woolworths Holdings Ltd. (Consumer Discretionary)	920,037

		41,599,278

Shares	Description	Value

Common Stocks – (continued)
South Korea – 12.1%
16,631	Amorepacific Corp. (Consumer Staples)	$ 1,645,635
10,880	BGF retail Co. Ltd. (Consumer Staples)	1,695,295
4,535	Celltrion, Inc. (Health Care)	605,194
103,516	Cheil Worldwide, Inc. (Communication Services)	1,903,373
3,735	CJ CheilJedang Corp. (Consumer Staples)	1,118,645
14,021	CJ Corp. (Industrials)	815,416
36,730	Coway Co. Ltd. (Consumer Discretionary)	1,604,161
10,072	DB Insurance Co. Ltd. (Financials)	474,255
16,882	Doosan Bobcat, Inc. (Industrials)	455,059
32,298	Doosan Enerbility Co. Ltd. (Industrials)*	410,199
8,110	Ecopro BM Co. Ltd. (Industrials)	699,790
6,612	E-MART, Inc. (Consumer Staples)	461,740
13,448	F&F Co. Ltd. (Consumer Discretionary)	1,544,810
48,543	GS Holdings Corp. (Industrials)	1,788,823
58,418	Hana Financial Group, Inc. (Financials)	1,973,327
41,264	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,063,787
6,676	Hanmi Pharm Co. Ltd. (Health Care)	1,323,709
21,033	Hanwha Solutions Corp. (Materials)*	818,132
8,100	HD Hyundai Co. Ltd. (Energy)	396,141
77,821	HMM Co. Ltd. (Industrials)	1,315,850
28,758	Hotel Shilla Co. Ltd. (Consumer Discretionary)(b)	1,591,791
20,793	Hyundai Engineering & Construction Co. Ltd. (Industrials)	646,406
7,369	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,190,126
12,572	Hyundai Motor Co. (Consumer Discretionary)	1,611,001
22,325	Hyundai Steel Co. (Materials)	573,847
177,141	Industrial Bank of Korea (Financials)	1,504,325
16,432	Kakao Corp. (Communication Services)	702,707
41,699	Kangwon Land, Inc. (Consumer Discretionary)*	792,023
56,590	KB Financial Group, Inc. (Financials)	2,252,701
52,422	Kia Corp. (Consumer Discretionary)	2,726,731
17,079	Korea Aerospace Industries Ltd. (Industrials)	628,071
49,045	Korea Electric Power Corp. (Utilities)*(b)	769,785
6,486	Korea Investment Holdings Co. Ltd. (Financials)	283,764

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,281	Korea Zinc Co. Ltd. (Materials)	$ 611,919
26,432	Korean Air Lines Co. Ltd. (Industrials)*(b)	510,061
21,846	KT&G Corp. (Consumer Staples)	1,654,787
6,692	Kumho Petrochemical Co. Ltd. (Materials)	758,581
4,317	L&F Co. Ltd. (Information Technology)*	720,455
2,174	LG Chem Ltd. (Materials)	1,219,820
6,200	LG Corp. (Industrials)	395,360
25,593	LG Display Co. Ltd. (Information Technology)	280,410
34,352	LG Electronics, Inc. (Consumer Discretionary)	2,542,181
3,662	LG H&H Co. Ltd. (Consumer Staples)	1,821,490
2,792	LG Innotek Co. Ltd. (Information Technology)	657,327
235,769	LG Uplus Corp. (Communication Services)	2,163,100
2,728	Lotte Chemical Corp. (Materials)(b)	379,564
17,642	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,130,340
27,569	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	961,576
245,563	Meritz Securities Co. Ltd. (Financials)	1,087,378
78,700	Mirae Asset Securities Co. Ltd. (Financials)	396,827
9,091	NAVER Corp. (Communication Services)	1,289,015
4,211	NCSoft Corp. (Communication Services)	1,502,275
96,556	NH Investment & Securities Co. Ltd. (Financials)	705,034
21,232	Orion Corp. (Consumer Staples)	1,891,618
11,556	Pearl Abyss Corp. (Communication Services)*	381,155
9,063	POSCO Holdings, Inc. (Materials)	2,058,133
27,435	S-1 Corp. (Industrials)	1,335,502
1,256	Samsung Biologics Co. Ltd. (Health Care)*(a)	844,730
15,373	Samsung C&T Corp. (Industrials)	1,422,077
14,543	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1,554,811
682,932	Samsung Electronics Co. Ltd. (Information Technology)	32,208,644
26,978	Samsung Engineering Co. Ltd. (Industrials)*	502,187
11,131	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,734,405

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
134,520	Samsung Heavy Industries Co. Ltd. (Industrials)*	$ 531,409
7,500	Samsung Life Insurance Co. Ltd. (Financials)	417,409
3,889	Samsung SDI Co. Ltd. (Information Technology)	2,149,661
12,159	Samsung SDS Co. Ltd. (Information Technology)	1,175,473
48,690	Samsung Securities Co. Ltd. (Financials)	1,299,532
51,888	SD Biosensor, Inc. (Health Care)	1,294,397
70,532	Shinhan Financial Group Co. Ltd. (Financials)	2,037,585
20,400	SK Biopharmaceuticals Co. Ltd. (Health Care)*	1,138,446
82,608	SK Hynix, Inc. (Information Technology)	5,324,093
27,038	SK Square Co. Ltd. (Information Technology)*	767,770
2,500	SK, Inc. (Industrials)	415,134
150,965	Woori Financial Group, Inc. (Financials)	1,488,073
24,435	Yuhan Corp. (Health Care)	1,082,006

		121,228,369

Taiwan – 14.1%
171,228	Accton Technology Corp. (Information Technology)	1,504,211
626,677	Acer, Inc. (Information Technology)	498,819
183,988	Advantech Co. Ltd. (Information Technology)	1,982,431
507,773	ASE Technology Holding Co. Ltd. (Information Technology)	1,596,982
488,577	Asia Cement Corp. (Materials)	652,901
124,018	Asustek Computer, Inc. (Information Technology)	1,067,408
1,165,904	AUO Corp. (Information Technology)	607,369
213,294	Catcher Technology Co. Ltd. (Information Technology)	1,262,973
1,312,230	Cathay Financial Holding Co. Ltd. (Financials)	1,849,108
255,833	Chailease Holding Co. Ltd. (Financials)	1,667,999
384,722	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	435,069

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
3,917,226	China Development Financial Holding Corp. (Financials)	$ 1,692,093
1,116,682	China Steel Corp. (Materials)	1,053,252
443,457	Chunghwa Telecom Co. Ltd. (Communication Services)	1,628,589
1,559,831	Compal Electronics, Inc. (Information Technology)	1,092,697
2,969,577	CTBC Financial Holding Co. Ltd. (Financials)	2,209,971
278,785	Delta Electronics, Inc. (Information Technology)	2,724,210
64,449	E Ink Holdings, Inc. (Information Technology)	377,450
13,592	eMemory Technology, Inc. (Information Technology)	642,097
1,356,738	E.Sun Financial Holding Co. Ltd. (Financials)	1,088,709
388,427	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	2,048,619
908,059	Far Eastern New Century Corp. (Industrials)	954,908
274,224	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,654,812
1,107,921	First Financial Holding Co. Ltd. (Financials)	939,235
376,983	Formosa Plastics Corp. (Materials)	1,100,253
1,483,575	Fubon Financial Holding Co. Ltd. (Financials)	2,918,618
33,685	Globalwafers Co. Ltd. (Information Technology)	512,270
1,300,032	Hon Hai Precision Industry Co. Ltd. (Information Technology)	4,227,507
958,439	Hua Nan Financial Holdings Co. Ltd. (Financials)	703,971
970,659	Innolux Corp. (Information Technology)	389,451
898,990	Inventec Corp. (Information Technology)	721,391
10,343	Largan Precision Co. Ltd. (Information Technology)	768,057
597,222	Lite-On Technology Corp. (Information Technology)	1,267,663
228,909	MediaTek, Inc. (Information Technology)	5,429,140
1,332,871	Mega Financial Holding Co. Ltd. (Financials)	1,380,074

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
416,808	Micro-Star International Co. Ltd. (Information Technology)	$ 1,658,843
475,272	Nan Ya Plastics Corp. (Materials)	1,182,586
55,219	Nan Ya Printed Circuit Board Corp. (Information Technology)	481,517
547,635	Nanya Technology Corp. (Information Technology)	1,006,477
137,316	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,292,940
219,891	Novatek Microelectronics Corp. (Information Technology)	2,123,812
574,438	Pegatron Corp. (Information Technology)	1,152,389
865,444	Pou Chen Corp. (Consumer Discretionary)	903,094
378,346	President Chain Store Corp. (Consumer Staples)	3,335,953
372,069	Quanta Computer, Inc. (Information Technology)	861,987
216,943	Realtek Semiconductor Corp. (Information Technology)	2,225,200
2,139,977	SinoPac Financial Holdings Co. Ltd. (Financials)	1,260,215
669,133	Synnex Technology International Corp. (Information Technology)	1,262,250
2,247,968	Taishin Financial Holding Co. Ltd. (Financials)	1,101,963
1,082,500	Taiwan Business Bank (Financials)	458,842
645,077	Taiwan Cement Corp. (Materials)	707,580
708,329	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	610,796
197,871	Taiwan Mobile Co. Ltd. (Communication Services)	611,434
3,408,987	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	54,048,750
104,923	Unimicron Technology Corp. (Information Technology)	527,917
1,564,858	Uni-President Enterprises Corp. (Consumer Staples)	3,346,884
2,216,332	United Microelectronics Corp. (Information Technology)*	3,284,464
273,272	Vanguard International Semiconductor Corp. (Information Technology)	727,711
277,433	Wan Hai Lines Ltd. (Industrials)	683,136

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,479,581	Winbond Electronics Corp. (Information Technology)	$ 1,014,936
584,091	WPG Holdings Ltd. (Information Technology)	916,614
492,022	Yang Ming Marine Transport Corp. (Industrials)	1,052,326
2,710,854	Yuanta Financial Holding Co. Ltd. (Financials)	1,982,343

		140,473,266

Thailand – 1.9%
368,616	Advanced Info Service PCL NVDR (Communication Services)	1,975,568
473,700	Airports of Thailand PCL NVDR (Industrials)*	1,007,444
1,798,900	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,543,080
199,600	Bumrungrad Hospital PCL NVDR (Health Care)	1,284,821
252,400	Central Pattana PCL NVDR (Real Estate)	518,900
786,000	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	532,692
940,077	CP ALL PCL NVDR (Consumer Staples)	1,732,738
57,400	Delta Electronics Thailand PCL NVDR (Information Technology)	1,093,798
142,400	Electricity Generating PCL NVDR (Utilities)	692,517
464,700	Gulf Energy Development PCL NVDR (Utilities)	698,401
332,200	Indorama Ventures PCL NVDR (Materials)	400,354
300,800	Intouch Holdings PCL NVDR (Communication Services)	629,066
281,100	JMT Network Services PCL NVDR (Financials)	534,062
1,291,300	Krung Thai Bank PCL NVDR (Financials)	644,460
450,800	Krungthai Card PCL NVDR (Financials)	751,014
648,700	Muangthai Capital PCL NVDR (Financials)	680,615
136,800	PTT Exploration & Production PCL NVDR (Energy)	729,290
383,900	PTT Global Chemical PCL NVDR (Materials)	522,535
1,051,200	PTT PCL NVDR (Energy)	991,136
565,200	Ratch Group PCL NVDR (Utilities)	657,116

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
62,100	Siam Cement PCL (The) NVDR (Materials)	$ 591,680
851,300	Thai Union Group PCL NVDR (Consumer Staples)	412,795

		18,624,082

Turkey – 0.7%
321,472	BIM Birlesik Magazalar AS (Consumer Staples)	2,325,385
299,550	Eregli Demir ve Celik Fabrikalari TAS (Materials)	687,258
513,008	KOC Holding AS (Industrials)	1,947,863
54,500	Sasa Polyester Sanayi AS (Materials)*	380,160
69,600	Turk Hava Yollari AO (Industrials)*	449,180
513,219	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	1,079,217

		6,869,063

United Arab Emirates – 1.6%
692,594	Abu Dhabi Commercial Bank PJSC (Financials)	1,846,037
485,248	Abu Dhabi Islamic Bank PJSC (Financials)	1,268,277
1,300,593	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	1,614,676
932,280	Aldar Properties PJSC (Real Estate)	1,205,644
1,190,504	Dubai Islamic Bank PJSC (Financials)	1,841,019
1,058,250	Emaar Properties PJSC (Real Estate)	1,751,745
545,495	Emirates NBD Bank PJSC (Financials)	1,967,822
286,625	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,013,320
464,385	First Abu Dhabi Bank PJSC (Financials)	2,225,204

		15,733,744

United States – 0.2%
520,855	JBS SA (Consumer Staples)	2,183,930
11,350	Parade Technologies Ltd. (Information Technology)	291,596

		2,475,526

TOTAL COMMON STOCKS (Cost $936,722,790)		$969,883,842

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – 2.1%
Brazil – 1.3%
801,275	Banco Bradesco SA (Financials)	4.11%	$ 2,373,900
64,713	Braskem SA, Class A (Materials)	33.24	346,281
43,625	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.36	407,149
271,159	Cia Energetica de Minas Gerais (Utilities)	12.24	591,942
110,611	Gerdau SA (Materials)	16.46	664,028
667,959	Itau Unibanco Holding SA (Financials)	2.05	3,302,452
839,158	Itausa SA (Financials)	4.77	1,417,001
713,417	Petroleo Brasileiro SA (Energy)	41.08	3,616,737

			12,719,490

Chile – 0.1%
13,548	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	6.15	1,336,275

Colombia – 0.1%
84,164	Bancolombia SA (Financials)	7.61	558,907

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	19.10	—

South Korea – 0.6%
10,140	Hyundai Motor Co. (Consumer Discretionary)	6.33	631,996
9,852	Hyundai Motor Co. (Consumer Discretionary)	6.27	625,998
119,006	Samsung Electronics Co. Ltd. (Information Technology)	2.60	5,044,118

			6,302,112

TOTAL PREFERRED STOCKS (Cost $19,233,428)			$ 20,916,784

Shares	Description	Value

Exchange-Traded Fund – 0.6%
United States – 0.6%
257,264	iShares MSCI Malaysia ETF(b)
(Cost $7,732,869)		$ 5,839,893

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $963,689,087)		$ 996,640,519

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,333,764	3.727%	$ 9,333,764
(Cost $9,333,764)

TOTAL INVESTMENTS – 100.8% (Cost $973,022,851)		$1,005,974,283

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(8,490,206)

NET ASSETS – 100.0%		$ 997,484,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index Future	10	12/16/22	$485,571	$5,680

Sector Name	% of Market Value
Financials	21.7%
Information Technology	19.1
Consumer Discretionary	11.3
Consumer Staples	11.1
Communication Services	8.5
Materials	8.1
Industrials	5.2
Health Care	5.1
Energy	4.3
Utilities	3.0
Real Estate	1.1
Exchange-Traded Fund	0.6
Securities Lending Reinvestment Vehicle	0.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 1.5%
68	Flutter Entertainment PLC (Consumer Discretionary)*	$ 9,855
9,975	Glencore PLC (Materials)	66,939
1,158	Rio Tinto PLC (Materials)	77,021

		153,815

Austria – 0.6%
395	Erste Group Bank AG (Financials)	12,039
292	Mondi PLC (Materials)	5,366
691	OMV AG (Energy)	35,688
30	Verbund AG (Utilities)	2,658
402	voestalpine AG (Materials)	10,745

		66,496

Belgium – 1.2%
403	Ageas SA/NV (Financials)	15,963
646	Anheuser-Busch InBev SA/NV (Consumer Staples)	37,282
45	D’ieteren Group (Consumer Discretionary)	8,373
96	Elia Group SA/NV (Utilities)	13,443
119	Groupe Bruxelles Lambert NV (Financials)	9,388
87	KBC Group NV (Financials)	4,724
133	Solvay SA (Materials)	12,856
255	UCB SA (Health Care)	20,159
131	Warehouses De Pauw CVA REIT (Real Estate)	3,413

		125,601

Brazil – 0.1%
247	Yara International ASA (Materials)	11,147

China – 0.1%
86	Prosus NV (Consumer Discretionary)*	5,533

Denmark – 4.4%
19	AP Moller – Maersk A/S, Class A (Industrials)	39,533
20	AP Moller – Maersk A/S, Class B (Industrials)	42,499
145	Carlsberg AS, Class B (Consumer Staples)	17,933
89	Chr Hansen Holding A/S (Materials)	5,379

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
80	Coloplast A/S, Class B (Health Care)	$ 9,232
1,207	Danske Bank A/S (Financials)	21,304
144	Demant A/S (Health Care)*	3,987
64	DSV A/S (Industrials)	9,914
36	Genmab A/S (Health Care)*	16,291
1,913	Novo Nordisk A/S, Class B (Health Care)	234,103
171	Novozymes A/S, Class B (Materials)	9,715
36	Orsted AS (Utilities)(a)	3,092
300	Pandora A/S (Consumer Discretionary)	21,911
33	ROCKWOOL A/S, Class B (Industrials)	7,079
750	Tryg A/S (Financials)	17,183
134	Vestas Wind Systems A/S (Industrials)	3,329

		462,484

Finland – 1.7%
266	Elisa OYJ (Communication Services)	13,629
111	Kesko OYJ, Class B (Consumer Staples)	2,342
147	Kone OYJ, Class B (Industrials)	7,191
110	Neste OYJ (Energy)	5,588
5,718	Nokia OYJ (Information Technology)	27,395
2,435	Nordea Bank Abp (Financials)	25,003
904	Orion OYJ, Class B (Health Care)	47,229
498	Sampo OYJ, Class A (Financials)	24,890
533	Stora Enso OYJ, Class R (Materials)	7,669
385	UPM-Kymmene OYJ (Materials)	13,863

		174,799

France – 18.8%
74	Aeroports de Paris (Industrials)*	11,182
380	Air Liquide SA (Materials)	54,081
310	Airbus SE (Industrials)	34,856
250	Alstom SA (Industrials)	6,399
75	Amundi SA (Financials)(a)	4,131
151	Arkema SA (Materials)	13,079
1,966	AXA SA (Financials)	54,696
262	BioMerieux (Health Care)	25,914
924	BNP Paribas SA (Financials)	50,833
3,340	Bollore SE (Communication Services)	18,433
416	Bouygues SA (Industrials)	12,662
615	Bureau Veritas SA (Industrials)	15,844
246	Capgemini SE (Information Technology)	43,313

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,470	Carrefour SA (Consumer Staples)	$ 41,773
1,003	Cie de Saint-Gobain (Industrials)	45,177
536	Cie Generale des Etablissements Michelin (Consumer Discretionary)	14,749
63	Covivio REIT (Real Estate)	3,587
2,931	Credit Agricole SA (Financials)	29,002
730	Danone SA (Consumer Staples)	37,642
118	Dassault Aviation SA (Industrials)	18,371
583	Dassault Systemes (Information Technology)	21,061
335	Edenred (Information Technology)	18,102
645	Eiffage SA (Industrials)	62,388
178	Electricite de France SA (Utilities)	2,199
2,297	Engie SA (Utilities)	34,341
239	EssilorLuxottica SA (Health Care)	43,631
312	Eurazeo SE (Financials)	19,227
64	Gecina SA REIT (Real Estate)	6,145
836	Getlink SE (Industrials)	13,631
40	Hermes International (Consumer Discretionary)	63,529
553	Ipsen SA (Health Care)	61,039
63	Kering (Consumer Discretionary)	36,806
247	Klepierre SA REIT (Real Estate)*	5,590
1,551	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	61,037
288	Legrand SA (Industrials)	22,976
293	L’Oreal SA (Consumer Staples)	107,039
279	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	211,806
1,730	Orange SA (Communication Services)(b)	17,400
171	Pernod Ricard SA (Consumer Staples)	33,268
324	Publicis Groupe SA (Communication Services)	20,817
77	Remy Cointreau SA (Consumer Staples)	13,066
526	Renault SA (Consumer Discretionary)*	18,853
235	Safran SA (Industrials)	28,412
1,169	Sanofi (Health Care)	104,093
46	Sartorius Stedim Biotech (Health Care)	15,313
246	SEB SA (Consumer Discretionary)	19,048
1,418	Societe Generale SA (Financials)	35,026
144	Sodexo SA (Consumer Discretionary)	13,596

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
162	Thales SA (Industrials)	$ 20,375
2,336	TotalEnergies SE (Energy)	145,061
220	Ubisoft Entertainment SA (Communication Services)*	6,021
114	Valeo (Consumer Discretionary)	2,084
862	Veolia Environnement SA (Utilities)	21,816
468	Vinci SA (Industrials)	46,559
1,102	Vivendi SE (Communication Services)	9,736
601	Wendel SE (Financials)	54,735
188	Worldline SA (Information Technology)*(a)	8,701

		1,960,251

Germany – 12.6%
282	adidas AG (Consumer Discretionary)	35,500
270	Allianz SE (Financials)	56,810
463	BASF SE (Materials)	23,129
952	Bayer AG (Health Care)	54,285
407	Bayerische Motoren Werke AG (Consumer Discretionary)	36,170
94	Bechtle AG (Information Technology)	3,327
189	Beiersdorf AG (Consumer Staples)	20,229
252	Brenntag SE (Industrials)	15,563
82	Carl Zeiss Meditec AG (Health Care)	10,904
3,584	Commerzbank AG (Financials)*	29,544
76	Covestro AG (Materials)(a)	2,987
388	Daimler Truck Holding AG (Industrials)*	12,532
3,914	Deutsche Bank AG (Financials)	40,792
142	Deutsche Boerse AG (Financials)	25,718
5,082	Deutsche Lufthansa AG (Industrials)*	40,067
1,759	Deutsche Post AG (Industrials)	68,516
2,575	Deutsche Telekom AG (Communication Services)	51,452
2,537	E.ON SE (Utilities)	23,834
262	Evonik Industries AG (Materials)	5,051
723	Fresenius Medical Care AG & Co. KGaA (Health Care)	22,125
1,062	Fresenius SE & Co. KGaA (Health Care)	29,043
311	GEA Group AG (Industrials)	12,450
77	Hannover Rueck SE (Financials)	14,398
440	HeidelbergCement AG (Materials)	23,613
1,506	HelloFresh SE (Consumer Staples)*	36,254

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
116	Henkel AG & Co. KGaA (Consumer Staples)	$ 7,608
686	Infineon Technologies AG (Information Technology)	22,264
249	Knorr-Bremse AG (Industrials)	13,906
70	LEG Immobilien SE (Real Estate)	4,375
798	Mercedes-Benz Group AG (Consumer Discretionary)	52,915
182	Merck KGaA (Health Care)	32,570
39	MTU Aero Engines AG (Industrials)	8,047
99	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	30,703
667	Nemetschek SE (Information Technology)	32,004
487	Puma SE (Consumer Discretionary)	24,420
48	Rational AG (Industrials)	29,283
48	Rheinmetall AG (Industrials)	9,608
963	RWE AG (Utilities)	41,645
948	SAP SE (Information Technology)	101,964
83	Scout24 SE (Communication Services)(a)	4,441
580	Siemens AG (Industrials)	78,364
2,281	Siemens Energy AG (Industrials)(b)	37,132
145	Siemens Healthineers AG (Health Care)(a)	7,564
89	Symrise AG (Materials)	9,984
3,619	Telefonica Deutschland Holding AG (Communication Services)	8,526
311	United Internet AG (Communication Services)	6,462
99	Volkswagen AG (Consumer Discretionary)	18,659
187	Vonovia SE (Real Estate)	4,523
1,245	Zalando SE (Consumer Discretionary)*(a)	38,124

		1,319,384

Hong Kong – 0.0%
367	Prudential PLC (Financials)	4,281

Ireland – 0.9%
358	AerCap Holdings NV (Industrials)*	21,981
2,765	AIB Group PLC (Financials)	8,809
1,199	Bank of Ireland Group PLC (Financials)	9,639
596	CRH PLC (Materials)	23,326
106	Kerry Group PLC, Class A (Consumer Staples)	9,882

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
177	Kingspan Group PLC (Industrials)	$ 9,739
294	Smurfit Kappa Group PLC (Materials)	10,362

		93,738

Italy – 3.4%
1,332	Assicurazioni Generali SpA (Financials)	23,233
451	Coca-Cola HBC AG (Consumer Staples)*	10,822
1,036	Davide Campari-Milano NV (Consumer Staples)	10,694
83	DiaSorin SpA (Health Care)	10,849
5,720	Enel SpA (Utilities)	30,237
4,110	Eni SpA (Energy)	60,617
170	Ferrari NV (Consumer Discretionary)	37,091
951	FinecoBank Banca Fineco SpA (Financials)	15,119
522	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	5,105
5,664	Intesa Sanpaolo SpA (Financials)	12,375
582	Mediobanca Banca di Credito Finanziario SpA (Financials)	5,521
717	Moncler SpA (Consumer Discretionary)	36,212
589	Nexi SpA (Information Technology)*(a)	5,097
2,646	Poste Italiane SpA (Financials)(a)	25,572
430	Prysmian SpA (Industrials)	14,788
389	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	16,278
2,750	Snam SpA (Utilities)	13,784
1,592	Terna - Rete Elettrica Nazionale (Utilities)	11,983
912	UniCredit SpA (Financials)	12,230

		357,607

Jordan – 0.1%
733	Hikma Pharmaceuticals PLC (Health Care)	13,216

Luxembourg – 0.8%
2,467	ArcelorMittal (Materials)	65,561
174	Eurofins Scientific SE (Health Care)	11,900

		77,461

Netherlands – 8.5%
884	ABN AMRO Bank NV (Financials)(a)	11,136
8	Adyen NV (Information Technology)*(a)	12,058

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
4,123	Aegon NV (Financials)	$ 19,800
190	Akzo Nobel NV (Materials)	13,346
27	Argenx SE (Health Care)*	10,842
55	ASM International NV (Information Technology)	14,667
396	ASML Holding NV (Information Technology)	228,784
94	Euronext NV (Financials)(a)	7,040
156	EXOR NV (Financials)*	12,060
283	Heineken Holding NV (Consumer Staples)	20,995
198	Heineken NV (Consumer Staples)	17,998
61	IMCD NV (Industrials)	8,746
1,792	ING Groep NV (Financials)	21,385
514	JDE Peet’s NV (Consumer Staples)	15,634
2,702	Koninklijke Ahold Delhaize NV (Consumer Staples)	77,384
97	Koninklijke DSM NV (Materials)	12,215
5,347	Koninklijke KPN NV (Communication Services)	16,197
1,011	Koninklijke Philips NV (Health Care)	14,774
1,055	NN Group NV (Financials)	44,125
381	OCI NV (Materials)	15,919
668	Randstad NV (Industrials)	37,829
6,328	Shell PLC (Energy)	184,180
472	Universal Music Group NV (Communication Services)	10,935
497	Wolters Kluwer NV (Industrials)	53,835

		881,884

Norway – 1.3%
314	Aker BP ASA (Energy)	10,760
825	DNB Bank ASA (Financials)	15,762
1,291	Equinor ASA (Energy)	49,083
1,263	Gjensidige Forsikring ASA (Financials)	23,965
204	Kongsberg Gruppen ASA (Industrials)	8,274
330	Mowi ASA (Consumer Staples)	5,085
1,208	Norsk Hydro ASA (Materials)	8,793
1,438	Orkla ASA (Consumer Staples)	10,089
702	Telenor ASA (Communication Services)	6,710

		138,521

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.7%
1,510	EDP – Energias de Portugal SA (Utilities)	$ 7,026
344	Galp Energia SGPS SA (Energy)	4,174
2,652	Jeronimo Martins SGPS SA (Consumer Staples)	57,890

		69,090

Singapore – 0.3%
747	STMicroelectronics NV (Information Technology)	27,732

South Africa – 0.3%
747	Anglo American PLC (Materials)	30,313

Spain – 4.0%
62	Acciona SA (Utilities)	11,900
589	ACS Actividades de Construccion y Servicios SA (Industrials)	16,411
17	Aena SME SA (Industrials)*(a)	2,158
284	Amadeus IT Group SA (Information Technology)*	14,990
6,194	Banco Bilbao Vizcaya Argentaria SA (Financials)	35,791
17,923	Banco Santander SA (Financials)	52,604
4,376	CaixaBank SA (Financials)	16,050
119	Cellnex Telecom SA (Communication Services)*(a)	3,995
101	Corp ACCIONA Energias Renovables SA (Utilities)	3,937
512	Enagas SA (Utilities)	9,083
368	Endesa SA (Utilities)	6,707
428	Ferrovial SA (Industrials)	11,282
465	Grifols SA (Health Care)*	4,862
5,259	Iberdrola SA (Utilities)	58,373
2,228	Industria de Diseno Textil SA (Consumer Discretionary)	57,030
579	Naturgy Energy Group SA (Utilities)	15,965
1,039	Red Electrica Corp. SA (Utilities)	17,967
3,656	Repsol SA (Energy)	55,713
5,762	Telefonica SA (Communication Services)	21,269

		416,087

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – 3.4%
129	Alfa Laval AB (Industrials)	$ 3,601
567	Assa Abloy AB, Class B (Industrials)	12,671
1,580	Atlas Copco AB, Class A (Industrials)	19,137
829	Atlas Copco AB, Class B (Industrials)	9,092
80	Boliden AB (Materials)	2,910
230	Electrolux AB, Class B (Consumer Discretionary)(b)	3,203
238	Epiroc AB, Class A (Industrials)	4,462
178	Epiroc AB, Class B (Industrials)	2,899
402	EQT AB (Financials)	8,867
324	Essity AB, Class B (Consumer Staples)	7,766
48	Evolution AB (Consumer Discretionary)(a)	4,803
241	Getinge AB, Class B (Health Care)	5,465
3,151	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	34,471
1,570	Hexagon AB, Class B (Information Technology)	17,395
178	Holmen AB, Class B (Materials)	7,176
901	Husqvarna AB, Class B (Industrials)	6,839
297	Industrivarden AB, Class A (Financials)	7,464
304	Industrivarden AB, Class C (Financials)	7,586
611	Investor AB, Class A (Financials)	11,456
1,180	Investor AB, Class B (Financials)	21,356
137	L E Lundbergforetagen AB, Class B (Financials)	5,817
346	Lifco AB, Class B (Industrials)	5,824
743	Nibe Industrier AB, Class B (Industrials)	6,827
225	Sandvik AB (Industrials)	4,030
1,443	Skandinaviska Enskilda Banken AB, Class A (Financials)	16,204
591	Skanska AB, Class B (Industrials)	9,336
666	Svenska Cellulosa AB SCA, Class B (Materials)	8,812
1,338	Svenska Handelsbanken AB, Class A (Financials)	13,256
888	Swedbank AB, Class A (Financials)	14,090
443	Swedish Orphan Biovitrum AB (Health Care)*	9,434
1,156	Tele2 AB, Class B (Communication Services)	10,062

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
3,687	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	$ 22,515
3,116	Telia Co. AB (Communication Services)	8,363
385	Volvo AB, Class A (Industrials)	7,214
913	Volvo AB, Class B (Industrials)	16,437

		356,840

Switzerland – 8.5%
1,164	ABB Ltd. (Industrials)	35,870
155	Adecco Group AG (Industrials)	5,181
213	Alcon, Inc. (Health Care)	14,321
86	Baloise Holding AG (Financials)	12,845
149	Banque Cantonale Vaudoise (Financials)	13,833
7	Barry Callebaut AG (Consumer Staples)	14,128
53	BKW AG (Utilities)	6,803
2	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	20,824
399	Cie Financiere Richemont SA (Consumer Discretionary)	51,951
217	Clariant AG (Materials)*	3,462
18	EMS-Chemie Holding AG (Materials)	12,318
47	Geberit AG (Industrials)	22,041
3	Givaudan SA (Materials)	9,969
649	Holcim AG (Materials)*	33,215
61	Julius Baer Group Ltd. (Financials)	3,447
192	Kuehne + Nagel International AG (Industrials)	46,068
515	Logitech International SA (Information Technology)	30,195
23	Lonza Group AG (Health Care)	11,834
2,126	Novartis AG (Health Care)	186,659
45	Partners Group Holding AG (Financials)	43,689
35	Schindler Holding AG (Industrials)	6,201
47	Schindler Holding AG Participation Certificates (Industrials)	8,739
20	SGS SA (Industrials)	46,182
159	SIG Group AG (Materials)*	3,454
32	Sika AG (Materials)	7,960
39	Sonova Holding AG (Health Care)	9,906
221	Straumann Holding AG (Health Care)	24,959

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
69	Swatch Group AG (The) – Bearer (Consumer Discretionary)	$ 18,091
350	Swatch Group AG (The) – Registered (Consumer Discretionary)	16,590
37	Swiss Life Holding AG (Financials)	19,480
116	Swiss Prime Site AG (Real Estate)	9,558
29	Swisscom AG (Communication Services)	15,469
3,267	UBS Group AG (Financials)	59,065
30	VAT Group AG (Industrials)(a)	8,149
114	Zurich Insurance Group AG (Financials)	54,191

		886,647

United Kingdom – 17.5%
1,529	3i Group PLC (Financials)	24,555
1,873	abrdn PLC (Financials)(b)	4,336
904	Admiral Group PLC (Financials)	21,811
285	Ashtead Group PLC (Industrials)	16,885
1,038	Associated British Foods PLC (Consumer Staples)	19,544
1,461	AstraZeneca PLC (Health Care)	194,278
6,704	Auto Trader Group PLC (Communication Services)(a)	45,172
4,216	Aviva PLC (Financials)	22,308
3,093	BAE Systems PLC (Industrials)	30,300
15,856	Barclays PLC (Financials)	30,447
1,878	Barratt Developments PLC (Consumer Discretionary)	8,895
101	Berkeley Group Holdings PLC (Consumer Discretionary)	4,584
15,738	BP PLC (Energy)	93,243
1,995	British American Tobacco PLC (Consumer Staples)	80,565
925	British Land Co. PLC (The) REIT (Real Estate)	4,344
2,695	BT Group PLC (Communication Services)	3,896
545	Bunzl PLC (Industrials)	19,783
2,184	Burberry Group PLC (Consumer Discretionary)	56,622
1,768	CNH Industrial NV (Industrials)	27,798
348	Coca-Cola Europacific Partners PLC (Consumer Staples)	18,475

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,700	Compass Group PLC (Consumer Discretionary)	$ 37,899
118	Croda International PLC (Materials)	9,547
222	DCC PLC (Industrials)	11,604
1,978	Diageo PLC (Consumer Staples)	89,701
368	Entain PLC (Consumer Discretionary)	6,144
493	Experian PLC (Industrials)	17,056
268	Halma PLC (Information Technology)	6,932
3,251	Hargreaves Lansdown PLC (Financials)	32,661
11,893	HSBC Holdings PLC (Financials)	72,191
1,528	Imperial Brands PLC (Consumer Staples)	38,669
1,659	Informa PLC (Communication Services)	12,135
182	InterContinental Hotels Group PLC (Consumer Discretionary)	10,397
125	Intertek Group PLC (Industrials)	6,022
16,691	J Sainsbury PLC (Consumer Staples)	44,247
27,493	JD Sports Fashion PLC (Consumer Discretionary)	41,271
8,568	Kingfisher PLC (Consumer Discretionary)	24,601
984	Land Securities Group PLC REIT (Real Estate)	7,198
4,495	Legal & General Group PLC (Financials)	13,468
57,340	Lloyds Banking Group PLC (Financials)	32,030
187	London Stock Exchange Group PLC (Financials)	18,368
1,609	M&G PLC (Financials)	3,683
5,158	Melrose Industries PLC (Industrials)	8,118
2,834	National Grid PLC (Utilities)	34,240
4,313	NatWest Group PLC (Financials)	13,452
405	Next PLC (Consumer Discretionary)	28,167
613	Pearson PLC (Communication Services)	7,265
178	Persimmon PLC (Consumer Discretionary)	2,696
1,659	Phoenix Group Holdings PLC (Financials)	11,633
477	Reckitt Benckiser Group PLC (Consumer Staples)	33,788
1,783	RELX PLC (Industrials)	49,092
1,822	Rentokil Initial PLC (Industrials)	11,747
2,077	Rolls-Royce Holdings PLC (Industrials)*	2,249
4,286	Sage Group PLC (The) (Information Technology)	40,660
1,010	Schroders PLC (Financials)	5,321

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
599	Segro PLC REIT (Real Estate)	$ 5,641
321	Severn Trent PLC (Utilities)	10,367
1,101	Smith & Nephew PLC (Health Care)	14,233
706	Smiths Group PLC (Industrials)	13,356
53	Spirax-Sarco Engineering PLC (Industrials)	7,072
878	SSE PLC (Utilities)	17,864
1,451	St James’s Place PLC (Financials)	19,863
2,014	Standard Chartered PLC (Financials)	14,808
3,245	Taylor Wimpey PLC (Consumer Discretionary)	3,996
15,783	Tesco PLC (Consumer Staples)	42,761
2,032	Unilever PLC (Consumer Staples)	100,281
1,270	United Utilities Group PLC (Utilities)	15,487
38,558	Vodafone Group PLC (Communication Services)	42,172
1,024	WPP PLC (Communication Services)	10,556

		1,830,550

United States – 8.1%
4,509	GSK PLC (Health Care)	75,542
5,186	Haleon PLC (Consumer Staples)*	17,546
2,615	Nestle SA (Consumer Staples)	308,338
391	QIAGEN NV (Health Care)*	19,051
795	Roche Holding AG (Health Care)	256,836
88	Roche Holding AG (Health Care)(b)	34,951
502	Schneider Electric SE (Industrials)	71,806
2,081	Stellantis NV (Consumer Discretionary)*	31,909
227	Swiss Re AG (Financials)	20,066
536	Tenaris SA (Energy)	9,225

		845,270

TOTAL COMMON STOCKS (Cost $10,745,978)		$10,308,747

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
272	Bayerische Motoren Werke AG (Consumer Discretionary)	7.17%	$ 23,148
122	Henkel AG & Co. KGaA (Consumer Staples)	2.70	8,597
11	Sartorius AG (Health Care)	0.33	4,037
192	Volkswagen AG (Consumer Discretionary)	5.43	27,657

TOTAL PREFERRED STOCKS (Cost $80,222)			$ 63,439

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $10,826,200)			$10,372,186

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
91,159	3.727%		$ 91,159
(Cost $91,159)

TOTAL INVESTMENTS – 100.3% (Cost $10,917,359)			$10,463,345

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(23,588)

NET ASSETS – 100.0%			$10,439,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Europe Index	2	12/16/22	$53,251	$2,386

Sector Name	% of Market Value
Health Care	16.1%
Financials	15.5
Industrials	14.7
Consumer Staples	13.7
Consumer Discretionary	12.1
Information Technology	6.7
Energy	6.2
Materials	6.0
Utilities	4.0
Communication Services	3.6
Real Estate	0.5
Securities Lending Reinvestment Vehicle	0.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Australia – 7.2%
43,703	Ampol Ltd. (Energy)	$ 836,769
280,142	APA Group (Utilities)	2,099,369
82,725	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,940,695
31,229	ASX Ltd. (Financials)	1,473,814
503,182	Aurizon Holdings Ltd. (Industrials)	1,283,898
407,268	Australia & New Zealand Banking Group Ltd. (Financials)	6,747,772
775,929	BHP Group Ltd. (Materials)	23,654,003
672,344	BlueScope Steel Ltd. (Materials)	7,893,214
141,907	Brambles Ltd. (Industrials)	1,150,876
31,087	Cochlear Ltd. (Health Care)	4,456,092
619,276	Coles Group Ltd. (Consumer Staples)	7,029,661
252,559	Commonwealth Bank of Australia (Financials)	18,243,312
215,605	Dexus REIT (Real Estate)	1,155,126
247,507	Endeavour Group Ltd. (Consumer Staples)	1,155,316
10,953	Flutter Entertainment PLC (Consumer Discretionary)*	1,587,345
230,816	Fortescue Metals Group Ltd. (Materials)	2,995,712
1,785,940	Glencore PLC (Materials)	11,984,947
86,696	Goodman Group REIT (Real Estate)	1,110,113
381,100	GPT Group (The) REIT (Real Estate)	1,143,398
66,621	IDP Education Ltd. (Consumer Discretionary)	1,329,113
107,284	IGO Ltd. (Materials)	1,106,461
207,936	Insurance Australia Group Ltd. (Financials)	665,638
1,623,226	Lottery Corp. Ltd. (The) (Consumer Discretionary)*	5,011,415
49,653	Macquarie Group Ltd. (Financials)	5,942,576
829,023	Medibank Pvt Ltd. (Financials)	1,626,727
13,765	Mineral Resources Ltd. (Materials)	805,875
412,041	National Australia Bank Ltd. (Financials)	8,703,272
44,223	Newcrest Mining Ltd. (Materials)	586,696
63,893	Orica Ltd. (Materials)	634,563
356,127	Origin Energy Ltd. (Utilities)	1,874,597
505,859	Pilbara Minerals Ltd. (Materials)*	1,578,686
136,921	Qantas Airways Ltd. (Industrials)*	572,183
135,808	QBE Insurance Group Ltd. (Financials)	1,170,535
15,852	Ramsay Health Care Ltd. (Health Care)	698,645
26,565	REA Group Ltd. (Communication Services)	2,193,757
106,213	Rio Tinto Ltd. (Materials)	7,797,365
191,036	Rio Tinto PLC (Materials)	12,706,142

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
453,098	Santos Ltd. (Energy)	$ 2,245,455
292,820	Scentre Group REIT (Real Estate)	582,422
90,911	Sonic Healthcare Ltd. (Health Care)	1,965,307
1,835,560	South32 Ltd. (Materials)	4,941,685
285,731	Stockland REIT (Real Estate)	727,146
359,630	Suncorp Group Ltd. (Financials)	2,870,864
869,258	Telstra Group Ltd. (Communication Services)	2,316,926
235,241	Transurban Group (Industrials)	2,251,260
72,380	Treasury Wine Estates Ltd. (Consumer Staples)	668,926
674,827	Vicinity Ltd. REIT (Real Estate)	917,421
33,094	Washington H Soul Pattinson & Co. Ltd. (Energy)	627,436
252,977	Wesfarmers Ltd. (Consumer Discretionary)	8,228,668
436,725	Westpac Banking Corp. (Financials)	6,952,126
20,261	WiseTech Global Ltd. (Information Technology)	773,286
221,806	Woodside Energy Group Ltd. (Energy)	5,539,188
396,449	Woolworths Group Ltd. (Consumer Staples)	9,151,853

		203,705,647

Austria – 0.3%
37,008	Erste Group Bank AG (Financials)	1,127,917
48,358	Mondi PLC (Materials)	888,607
106,860	OMV AG (Energy)	5,519,026

		7,535,550

Belgium – 0.7%
73,859	Ageas SA/NV (Financials)	2,925,603
95,296	Anheuser-Busch InBev SA/NV (Consumer Staples)	5,499,713
8,099	D’ieteren Group (Consumer Discretionary)	1,506,882
14,626	Elia Group SA/NV (Utilities)	2,048,115
21,287	Groupe Bruxelles Lambert NV (Financials)	1,679,370
31,771	Solvay SA (Materials)	3,071,099
43,099	UCB SA (Health Care)	3,407,258

		20,138,040

Brazil – 0.0%
24,942	Yara International ASA (Materials)	1,125,637

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – 11.9%
91,755	Algonquin Power & Utilities Corp. (Utilities)	$ 687,638
174,414	Alimentation Couche-Tard, Inc. (Consumer Staples)	7,883,816
77,151	AltaGas Ltd. (Utilities)	1,284,427
347,460	ARC Resources Ltd. (Energy)	5,120,787
86,827	Bank of Montreal (Financials)	8,414,348
150,159	Bank of Nova Scotia (The) (Financials)	7,773,223
157,991	Barrick Gold Corp. (Materials)	2,558,016
29,233	BCE, Inc. (Communication Services)	1,381,328
95,961	Brookfield Asset Management, Inc., Class A (Financials)	4,489,081
35,341	Cameco Corp. (Energy)	854,263
29,640	Canadian Apartment Properties REIT (Real Estate)	955,424
125,105	Canadian Imperial Bank of Commerce (Financials)	5,978,869
42,363	Canadian National Railway Co. (Industrials)	5,396,228
142,293	Canadian Natural Resources Ltd. (Energy)	8,429,262
67,983	Canadian Pacific Railway Ltd. (Industrials)	5,522,584
7,839	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	880,868
51,589	Canadian Utilities Ltd., Class A (Utilities)	1,399,985
29,900	CCL Industries, Inc., Class B (Materials)	1,410,198
560,366	Cenovus Energy, Inc. (Energy)	11,056,864
87,472	CGI, Inc. (Information Technology)*	7,577,423
8,305	Constellation Software, Inc. (Information Technology)	13,284,324
152,349	Dollarama, Inc. (Consumer Discretionary)	9,251,968
142,401	Element Fleet Management Corp. (Financials)	2,002,038
46,312	Emera, Inc. (Utilities)	1,789,009
455,979	Empire Co. Ltd., Class A (Consumer Staples)	12,320,212
177,467	Enbridge, Inc. (Energy)	7,271,736
7,910	Fairfax Financial Holdings Ltd. (Financials)	4,503,046
22,279	FirstService Corp. (Real Estate)	2,863,879
43,600	Fortis, Inc. (Utilities)	1,741,170
6,080	Franco-Nevada Corp. (Materials)	881,212
89,610	George Weston Ltd. (Consumer Staples)	11,134,325
122,759	Great-West Lifeco, Inc. (Financials)	2,904,853
82,161	Hydro One Ltd. (Utilities)(a)	2,279,927
121,060	iA Financial Corp., Inc. (Financials)	6,776,753
55,627	IGM Financial, Inc. (Financials)	1,601,477
161,476	Imperial Oil Ltd. (Energy)	9,115,408

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
28,837	Intact Financial Corp. (Financials)	$ 4,280,987
45,404	Keyera Corp. (Energy)(b)	1,049,614
154,761	Loblaw Cos. Ltd. (Consumer Staples)	13,858,512
30,373	Magna International, Inc. (Consumer Discretionary)	1,855,717
449,703	Manulife Financial Corp. (Financials)	8,037,400
64,293	Metro, Inc. (Consumer Staples)	3,668,737
70,909	National Bank of Canada (Financials)	5,017,556
63,154	Northland Power, Inc. (Utilities)	1,774,852
87,257	Nutrien Ltd. (Materials)	6,958,290
23,738	Onex Corp. (Financials)	1,241,268
35,242	Open Text Corp. (Information Technology)	1,026,819
81,394	Pembina Pipeline Corp. (Energy)	2,948,484
244,099	Power Corp. of Canada (Financials)	6,093,022
48,900	Quebecor, Inc., Class B (Communication Services)(b)	1,045,667
26,040	Restaurant Brands International, Inc. (Consumer Discretionary)	1,715,832
41,956	RioCan Real Estate Investment Trust REIT (Real Estate)	654,238
35,881	Rogers Communications, Inc., Class B (Communication Services)	1,637,764
212,303	Royal Bank of Canada (Financials)	20,949,986
120,983	Saputo, Inc. (Consumer Staples)	2,980,624
65,235	Shaw Communications, Inc., Class B (Communication Services)	1,766,450
94,255	Sun Life Financial, Inc. (Financials)	4,431,522
256,314	Suncor Energy, Inc. (Energy)	8,362,299
97,685	TC Energy Corp. (Energy)	4,294,480
177,745	Teck Resources Ltd., Class B (Materials)	6,537,114
102,118	TELUS Corp. (Communication Services)	2,157,306
14,064	Thomson Reuters Corp. (Industrials)	1,643,134
17,040	TMX Group Ltd. (Financials)	1,772,753
34,582	Toromont Industries Ltd. (Industrials)	2,611,570
246,446	Toronto-Dominion Bank (The) (Financials)	16,275,216
39,121	Tourmaline Oil Corp. (Energy)	2,362,496
150,780	West Fraser Timber Co. Ltd. (Materials)	11,702,494
83,354	WSP Global, Inc. (Industrials)	9,920,460

		339,408,632

Chile – 0.1%
363,215	Lundin Mining Corp. (Materials)	2,218,352

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – 0.5%
1,436,298	BOC Hong Kong Holdings Ltd. (Financials)	$ 4,554,273
18,911	Prosus NV (Consumer Discretionary)*	1,216,788
3,372,118	SITC International Holdings Co. Ltd. (Industrials)	7,361,590
232,315	Wilmar International Ltd. (Consumer Staples)	695,097
753,674	Xinyi Glass Holdings Ltd. (Industrials)	1,444,489

		15,272,237

Denmark – 2.6%
3,302	AP Moller – Maersk A/S, Class A (Industrials)	6,870,310
3,322	AP Moller – Maersk A/S, Class B (Industrials)	7,059,083
23,028	Carlsberg AS, Class B (Consumer Staples)	2,848,016
14,018	Chr Hansen Holding A/S (Materials)	847,247
22,741	Coloplast A/S, Class B (Health Care)	2,624,264
173,272	Danske Bank A/S (Financials)	3,058,291
53,243	Demant A/S (Health Care)*	1,474,120
9,519	DSV A/S (Industrials)	1,474,558
5,797	Genmab A/S (Health Care)*	2,623,364
295,703	Novo Nordisk A/S, Class B (Health Care)	36,186,643
28,960	Novozymes A/S, Class B (Materials)	1,645,304
52,190	Pandora A/S (Consumer Discretionary)	3,811,820
4,555	ROCKWOOL A/S, Class B (Industrials)	977,058
131,240	Tryg A/S (Financials)	3,006,800

		74,506,878

Finland – 1.0%
30,714	Elisa OYJ (Communication Services)	1,573,644
23,272	Kone OYJ, Class B (Industrials)	1,138,436
22,525	Neste OYJ (Energy)	1,144,336
826,632	Nokia OYJ (Information Technology)	3,960,363
361,875	Nordea Bank Abp (Financials)	3,715,872
167,868	Orion OYJ, Class B (Health Care)	8,770,173
100,710	Sampo OYJ, Class A (Financials)	5,033,408
122,416	Stora Enso OYJ, Class R (Materials)	1,761,488
58,768	UPM-Kymmene OYJ (Materials)	2,116,052

		29,213,772

France – 11.0%
12,786	Aeroports de Paris (Industrials)*	1,931,980
46,658	Air Liquide SA (Materials)	6,640,286

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
43,303	Airbus SE (Industrials)	$ 4,868,895
76,163	Alstom SA (Industrials)	1,949,552
29,290	Arkema SA (Materials)	2,536,929
292,482	AXA SA (Financials)	8,137,186
41,217	BioMerieux (Health Care)	4,076,700
138,968	BNP Paribas SA (Financials)	7,645,216
1,317,345	Bollore SE (Communication Services)	7,270,329
63,086	Bouygues SA (Industrials)	1,920,115
72,220	Bureau Veritas SA (Industrials)	1,860,521
46,310	Capgemini SE (Information Technology)	8,153,811
451,040	Carrefour SA (Consumer Staples)	7,627,991
163,514	Cie de Saint-Gobain (Industrials)	7,365,006
67,490	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,857,150
348,944	Credit Agricole SA (Financials)	3,452,780
94,050	Danone SA (Consumer Staples)	4,849,678
15,694	Dassault Aviation SA (Industrials)	2,443,291
103,254	Dassault Systemes (Information Technology)	3,730,080
54,522	Edenred (Information Technology)	2,946,153
102,838	Eiffage SA (Industrials)	9,947,042
47,256	Electricite de France SA (Utilities)	583,886
353,686	Engie SA (Utilities)	5,287,791
38,810	EssilorLuxottica SA (Health Care)	7,085,037
29,062	Eurazeo SE (Financials)	1,790,933
11,133	Gecina SA REIT (Real Estate)	1,068,934
157,177	Getlink SE (Industrials)	2,562,694
7,119	Hermes International (Consumer Discretionary)	11,306,649
111,845	Ipsen SA (Health Care)	12,345,285
10,100	Kering (Consumer Discretionary)	5,900,658
38,855	Klepierre SA REIT (Real Estate)*	879,355
210,826	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	8,296,685
35,011	Legrand SA (Industrials)	2,793,083
47,630	L’Oreal SA (Consumer Staples)	17,400,189
45,194	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	34,309,531
280,411	Orange SA (Communication Services)(b)	2,820,269
20,303	Pernod Ricard SA (Consumer Staples)(b)	3,949,998
74,211	Publicis Groupe SA (Communication Services)	4,768,070
16,689	Remy Cointreau SA (Consumer Staples)	2,831,896
87,965	Renault SA (Consumer Discretionary)*	3,152,853

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
29,176	Safran SA (Industrials)	$ 3,527,423
169,508	Sanofi (Health Care)	15,093,698
11,766	Sartorius Stedim Biotech (Health Care)	3,916,736
44,558	SEB SA (Consumer Discretionary)	3,450,113
208,567	Societe Generale SA (Financials)	5,151,878
20,975	Sodexo SA (Consumer Discretionary)	1,980,437
22,617	Thales SA (Industrials)	2,844,581
345,761	TotalEnergies SE (Energy)(b)	21,471,140
63,824	Ubisoft Entertainment SA (Communication Services)*	1,746,742
10,466	Unibail-Rodamco-Westfield REIT (Real Estate)*	545,713
135,227	Veolia Environnement SA (Utilities)	3,422,434
79,848	Vinci SA (Industrials)	7,943,663
353,270	Vivendi SE (Communication Services)	3,120,928
78,424	Wendel SE (Financials)	7,142,275
63,769	Worldline SA (Information Technology)*(a)	2,951,407

		314,653,655

Germany – 6.9%
42,703	adidas AG (Consumer Discretionary)	5,375,669
43,197	Allianz SE (Financials)	9,089,039
210,289	Aroundtown SA (Real Estate)	496,923
49,255	BASF SE (Materials)	2,460,459
153,293	Bayer AG (Health Care)	8,741,079
58,323	Bayerische Motoren Werke AG (Consumer Discretionary)	5,183,114
21,085	Bechtle AG (Information Technology)	746,179
37,653	Beiersdorf AG (Consumer Staples)	4,030,082
38,165	Brenntag SE (Industrials)	2,357,010
10,030	Carl Zeiss Meditec AG (Health Care)	1,333,783
408,660	Commerzbank AG (Financials)*	3,368,740
15,870	Covestro AG (Materials)(a)	623,719
29,460	Daimler Truck Holding AG (Industrials)*	951,562
427,306	Deutsche Bank AG (Financials)	4,453,435
28,261	Deutsche Boerse AG (Financials)	5,118,505
460,966	Deutsche Lufthansa AG (Industrials)*	3,634,271
289,715	Deutsche Post AG (Industrials)	11,284,884
391,245	Deutsche Telekom AG (Communication Services)	7,817,621
497,182	E.ON SE (Utilities)	4,670,791
46,438	Evonik Industries AG (Materials)	895,334

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
65,050	Fresenius Medical Care AG & Co. KGaA (Health Care)	$ 1,990,609
174,641	Fresenius SE & Co. KGaA (Health Care)	4,775,997
44,019	GEA Group AG (Industrials)	1,762,204
12,415	Hannover Rueck SE (Financials)	2,321,413
90,391	HeidelbergCement AG (Materials)	4,850,867
208,358	HelloFresh SE (Consumer Staples)*	5,015,849
26,123	Henkel AG & Co. KGaA (Consumer Staples)	1,713,374
37,491	Infineon Technologies AG (Information Technology)	1,216,755
36,028	Knorr-Bremse AG (Industrials)	2,012,100
10,525	LEG Immobilien SE (Real Estate)	657,810
126,706	Mercedes-Benz Group AG (Consumer Discretionary)	8,401,809
30,756	Merck KGaA (Health Care)	5,503,885
5,798	MTU Aero Engines AG (Industrials)	1,196,370
14,956	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	4,638,314
88,603	Nemetschek SE (Information Technology)	4,251,323
82,815	Puma SE (Consumer Discretionary)	4,152,673
6,022	Rational AG (Industrials)	3,673,828
10,538	Rheinmetall AG (Industrials)	2,109,328
195,271	RWE AG (Utilities)	8,444,556
133,076	SAP SE (Information Technology)	14,313,292
11,115	Scout24 SE (Communication Services)(a)	594,659
69,555	Siemens AG (Industrials)	9,397,626
372,311	Siemens Energy AG (Industrials)(b)	6,060,766
23,992	Siemens Healthineers AG (Health Care)(a)	1,251,473
14,247	Symrise AG (Materials)	1,598,234
658,020	Telefonica Deutschland Holding AG (Communication Services)	1,550,190
49,013	United Internet AG (Communication Services)	1,018,409
17,427	Volkswagen AG (Consumer Discretionary)	3,284,597
47,089	Vonovia SE (Real Estate)	1,138,917
159,219	Zalando SE (Consumer Discretionary)*(a)	4,875,572

		196,404,998

Hong Kong – 1.8%
980,958	AIA Group Ltd. (Financials)	9,865,505
654,905	CK Asset Holdings Ltd. (Real Estate)	3,905,685
118,471	CK Infrastructure Holdings Ltd. (Utilities)	596,491

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
140,653	CLP Holdings Ltd. (Utilities)	$ 1,019,917
74,174	Hang Seng Bank Ltd. (Financials)	1,142,235
1,388,178	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	1,026,172
1,213,825	HKT Trust & HKT Ltd. (Communication Services)	1,474,225
941,699	Hong Kong & China Gas Co. Ltd. (Utilities)	801,087
161,691	Hong Kong Exchanges & Clearing Ltd. (Financials)	6,338,793
169,649	Hongkong Land Holdings Ltd. (Real Estate)	680,292
47,194	Jardine Matheson Holdings Ltd. (Industrials)	2,280,414
132,865	Link REIT (Real Estate)	893,654
207,529	MTR Corp. Ltd. (Industrials)	998,362
1,621,332	New World Development Co. Ltd. (Real Estate)	3,838,603
251,370	Power Assets Holdings Ltd. (Utilities)	1,292,999
58,901	Prudential PLC (Financials)	687,002
101,150	Sun Hung Kai Properties Ltd. (Real Estate)	1,214,241
163,533	Swire Pacific Ltd., Class A (Real Estate)	1,279,058
383,912	Techtronic Industries Co. Ltd. (Industrials)	4,564,350
11,979,637	WH Group Ltd. (Consumer Staples)(a)	7,013,893

		50,912,978

Ireland – 0.6%
75,851	AerCap Holdings NV (Industrials)*	4,657,252
471,379	AIB Group PLC (Financials)	1,501,690
203,681	Bank of Ireland Group PLC (Financials)	1,637,495
91,730	CRH PLC (Materials)	3,590,038
15,908	Kerry Group PLC, Class A (Consumer Staples)	1,483,016
24,180	Kingspan Group PLC (Industrials)	1,330,493
78,872	Smurfit Kappa Group PLC (Materials)	2,779,838

		16,979,822

Israel – 1.0%
11,192	Azrieli Group Ltd. (Real Estate)	778,830
194,928	Bank Hapoalim BM (Financials)	1,842,898
233,022	Bank Leumi Le-Israel BM (Financials)	2,075,404
1,108,583	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	2,024,193
27,277	Check Point Software Technologies Ltd. (Information Technology)*	3,623,204
5,596	Elbit Systems Ltd. (Industrials)	963,401

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
209,522	ICL Group Ltd. (Materials)(b)	$ 1,705,179
280,499	Israel Discount Bank Ltd., Class A (Financials)	1,628,379
64,282	Mizrahi Tefahot Bank Ltd. (Financials)	2,326,992
5,957	Nice Ltd. (Information Technology)*	1,117,056
645,406	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	5,660,211
177,433	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	3,729,642

		27,475,389

Italy – 2.0%
223,079	Assicurazioni Generali SpA (Financials)	3,891,006
97,648	Coca-Cola HBC AG (Consumer Staples)*	2,343,224
143,371	Davide Campari-Milano NV (Consumer Staples)	1,479,910
15,900	DiaSorin SpA (Health Care)	2,078,354
383,168	Enel SpA (Utilities)	2,025,512
690,580	Eni SpA (Energy)	10,185,165
28,929	Ferrari NV (Consumer Discretionary)	6,311,813
190,260	FinecoBank Banca Fineco SpA (Financials)	3,024,716
88,034	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	860,939
841,863	Intesa Sanpaolo SpA (Financials)	1,839,402
111,641	Moncler SpA (Consumer Discretionary)	5,638,356
152,655	Nexi SpA (Information Technology)*(a)	1,320,951
368,150	Poste Italiane SpA (Financials)(a)	3,557,911
78,259	Prysmian SpA (Industrials)	2,691,352
83,626	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,499,329
318,447	Snam SpA (Utilities)	1,596,164
279,914	Terna - Rete Elettrica Nazionale (Utilities)	2,106,841
152,370	UniCredit SpA (Financials)	2,043,307

		56,494,252

Japan – 19.2%
59,644	Advantest Corp. (Information Technology)	3,902,463
74,294	Aeon Co. Ltd. (Consumer Staples)	1,503,024
66,329	Ajinomoto Co., Inc. (Consumer Staples)	2,060,601
41,093	ANA Holdings, Inc. (Industrials)*	867,123
91,697	Asahi Group Holdings Ltd. (Consumer Staples)	2,890,092
42,838	Asahi Intecc Co. Ltd. (Health Care)	741,084

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
521,007	Astellas Pharma, Inc. (Health Care)	$ 7,945,413
39,477	Azbil Corp. (Information Technology)	1,181,141
61,363	Bandai Namco Holdings, Inc. (Consumer Discretionary)	3,977,557
80,114	Bridgestone Corp. (Consumer Discretionary)	2,966,526
218,795	Brother Industries Ltd. (Information Technology)	3,471,493
136,694	Canon, Inc. (Information Technology)	3,146,489
58,300	Capcom Co. Ltd. (Communication Services)	1,744,321
10,062	Central Japan Railway Co. (Industrials)	1,199,162
94,404	Chiba Bank Ltd. (The) (Financials)	564,232
134,166	Chubu Electric Power Co., Inc. (Utilities)	1,238,396
105,679	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,744,594
172,843	Concordia Financial Group Ltd. (Financials)	590,842
407,212	CyberAgent, Inc. (Communication Services)	3,586,524
37,755	Dai Nippon Printing Co. Ltd. (Industrials)	768,682
57,907	Dai-ichi Life Holdings, Inc. (Financials)	1,055,514
163,769	Daiichi Sankyo Co. Ltd. (Health Care)	5,302,482
16,560	Daikin Industries Ltd. (Industrials)	2,658,928
42,843	Daito Trust Construction Co. Ltd. (Real Estate)	4,703,703
41,484	Daiwa House Industry Co. Ltd. (Real Estate)	939,143
515	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,134,890
239,766	Daiwa Securities Group, Inc. (Financials)	1,044,702
13,260	Denso Corp. (Consumer Discretionary)	714,029
70,591	Dentsu Group, Inc. (Communication Services)	2,225,888
3,729	Disco Corp. (Information Technology)	1,084,975
27,784	East Japan Railway Co. (Industrials)	1,555,259
60,256	Eisai Co. Ltd. (Health Care)	4,029,733
449,232	ENEOS Holdings, Inc. (Energy)	1,500,230
4,301	FANUC Corp. (Industrials)	627,704
7,643	Fast Retailing Co. Ltd. (Consumer Discretionary)	4,426,192
68,285	FUJIFILM Holdings Corp. (Information Technology)	3,579,653
41,676	Fujitsu Ltd. (Information Technology)	5,514,887
1,165	GLP J REIT (Real Estate)	1,285,725
135,368	Hakuhodo DY Holdings, Inc. (Communication Services)	1,291,205

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,596	Hamamatsu Photonics KK (Information Technology)	$ 954,188
63,085	Hankyu Hanshin Holdings, Inc. (Industrials)	1,939,477
6,136	Hirose Electric Co. Ltd. (Information Technology)	800,310
110,797	Hitachi Ltd. (Industrials)	5,795,523
445,961	Honda Motor Co. Ltd. (Consumer Discretionary)	10,725,563
19,420	Hoshizaki Corp. (Industrials)	645,060
90,483	Hoya Corp. (Health Care)	9,117,034
66,304	Ibiden Co. Ltd. (Information Technology)	2,618,138
47,884	Idemitsu Kosan Co. Ltd. (Energy)	1,111,826
627,643	Inpex Corp. (Energy)	6,895,347
220,319	Isuzu Motors Ltd. (Consumer Discretionary)	2,832,537
103,312	Ito En Ltd. (Consumer Staples)	3,901,779
305,869	ITOCHU Corp. (Industrials)	9,397,022
41,724	Itochu Techno-Solutions Corp. (Information Technology)	1,001,687
84,410	Japan Airlines Co. Ltd. (Industrials)*	1,653,236
46,285	Japan Exchange Group, Inc. (Financials)	655,267
1,657	Japan Metropolitan Fund Invest REIT (Real Estate)	1,307,408
173,185	Japan Post Bank Co. Ltd. (Financials)	1,304,410
628,139	Japan Post Holdings Co. Ltd. (Financials)	4,852,615
207,929	Japan Post Insurance Co. Ltd. (Financials)	3,407,866
264	Japan Real Estate Investment Corp. REIT (Real Estate)	1,152,186
184,404	Japan Tobacco, Inc. (Consumer Staples)	3,720,721
51,419	JFE Holdings, Inc. (Materials)	562,315
73,604	Kajima Corp. (Industrials)	817,588
270,047	Kakaku.com, Inc. (Communication Services)	4,698,826
141,413	Kansai Electric Power Co., Inc. (The) (Utilities)	1,181,651
78,015	Kao Corp. (Consumer Staples)	3,053,174
272,206	KDDI Corp. (Communication Services)	8,019,484
21,200	Keisei Electric Railway Co. Ltd. (Industrials)	594,797
14,267	Keyence Corp. (Information Technology)	5,842,170
42,650	Kikkoman Corp. (Consumer Staples)	2,359,596
58,776	Kintetsu Group Holdings Co. Ltd. (Industrials)	2,063,942
122,564	Kirin Holdings Co. Ltd. (Consumer Staples)	1,901,613
17,359	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,057,414

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
50,397	Komatsu Ltd. (Industrials)	$ 1,148,144
47,988	Kose Corp. (Consumer Staples)	4,983,131
35,770	Kyocera Corp. (Information Technology)	1,789,525
41,005	Kyowa Kirin Co. Ltd. (Health Care)	933,000
57,326	M3, Inc. (Health Care)	1,727,503
663,299	Marubeni Corp. (Industrials)	7,358,369
457,916	Mazda Motor Corp. (Consumer Discretionary)	3,580,238
32,504	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	1,190,307
39,715	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,878,451
142,437	MISUMI Group, Inc. (Industrials)	3,419,550
150,183	Mitsubishi Chemical Group Corp. (Materials)	784,818
269,411	Mitsubishi Corp. (Industrials)	8,890,911
161,221	Mitsubishi Electric Corp. (Industrials)	1,591,529
134,948	Mitsubishi Estate Co. Ltd. (Real Estate)	1,876,158
394,432	Mitsubishi HC Capital, Inc. (Financials)	1,848,635
121,612	Mitsubishi Heavy Industries Ltd. (Industrials)	4,755,889
1,080,890	Mitsubishi UFJ Financial Group, Inc. (Financials)	5,849,076
298,815	Mitsui & Co. Ltd. (Industrials)	8,529,312
100,256	Mitsui Fudosan Co. Ltd. (Real Estate)	1,994,846
108,322	Mitsui OSK Lines Ltd. (Industrials)	2,612,180
275,650	Mizuho Financial Group, Inc. (Financials)	3,391,795
315,569	MonotaRO Co. Ltd. (Industrials)	5,282,852
87,126	MS&AD Insurance Group Holdings, Inc. (Financials)	2,559,958
51,387	Murata Manufacturing Co. Ltd. (Information Technology)	2,748,693
163,104	NEC Corp. (Information Technology)	5,674,860
68,703	Nexon Co. Ltd. (Communication Services)	1,424,871
60,645	NGK Insulators Ltd. (Industrials)	787,072
57,665	Nihon M&A Center Holdings, Inc. (Industrials)	760,381
108,246	Nintendo Co. Ltd. (Communication Services)	4,572,179
215	Nippon Building Fund, Inc. REIT (Real Estate)	986,097
545	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,318,170
33,987	Nippon Sanso Holdings Corp. (Materials)	553,622
82,504	Nippon Steel Corp. (Materials)	1,296,331

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
431,085	Nippon Telegraph & Telephone Corp. (Communication Services)	$ 11,801,238
283,260	Nippon Yusen KK (Industrials)	6,164,975
22,175	Nissan Chemical Corp. (Materials)	1,071,087
721,617	Nissan Motor Co. Ltd. (Consumer Discretionary)	2,540,191
68,856	Nisshin Seifun Group, Inc. (Consumer Staples)	796,922
17,998	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	1,351,720
37,302	Nitori Holdings Co. Ltd. (Consumer Discretionary)	4,160,854
19,238	Nitto Denko Corp. (Materials)	1,187,037
182,546	Nomura Holdings, Inc. (Financials)	655,015
61,281	Nomura Real Estate Holdings, Inc. (Real Estate)	1,458,026
970	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,199,119
61,736	Nomura Research Institute Ltd. (Information Technology)	1,325,506
193,548	NTT Data Corp. (Information Technology)	2,915,565
157,627	Obayashi Corp. (Industrials)	1,156,730
5,399	Obic Co. Ltd. (Information Technology)	839,604
202,304	Oji Holdings Corp. (Materials)	765,490
270,089	Olympus Corp. (Health Care)	5,431,201
50,736	Omron Corp. (Information Technology)	2,561,161
113,997	Ono Pharmaceutical Co. Ltd. (Health Care)	2,872,391
37,348	Oracle Corp. Japan (Information Technology)	2,149,236
16,737	Oriental Land Co. Ltd. (Consumer Discretionary)	2,365,298
140,612	ORIX Corp. (Financials)	2,227,482
78,518	Osaka Gas Co. Ltd. (Utilities)	1,194,032
22,452	Otsuka Corp. (Information Technology)	735,313
116,266	Otsuka Holdings Co. Ltd. (Health Care)	3,907,751
50,323	Pan Pacific International Holdings Corp. (Consumer Discretionary)	859,754
190,967	Panasonic Holdings Corp. (Consumer Discretionary)	1,743,528
240,453	Persol Holdings Co. Ltd. (Industrials)	5,428,027
271,242	Recruit Holdings Co. Ltd. (Industrials)	8,414,839
301,317	Renesas Electronics Corp. (Information Technology)*	2,841,717
457,950	Resona Holdings, Inc. (Financials)	2,168,978

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
699,552	Ricoh Co. Ltd. (Information Technology)	$ 5,444,414
200,813	SBI Holdings, Inc. (Financials)	3,767,582
35,156	Secom Co. Ltd. (Industrials)	2,137,729
166,442	Seiko Epson Corp. (Information Technology)	2,566,885
83,665	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,155,385
100,692	Sekisui House Ltd. (Consumer Discretionary)	1,852,346
152,234	Seven & i Holdings Co. Ltd. (Consumer Staples)	6,086,523
57,363	Shimadzu Corp. (Information Technology)	1,718,341
9,056	Shimano, Inc. (Consumer Discretionary)	1,517,338
106,365	Shimizu Corp. (Industrials)	562,544
23,077	Shin-Etsu Chemical Co. Ltd. (Materials)	2,905,711
24,188	Shionogi & Co. Ltd. (Health Care)	1,204,720
148,974	Shiseido Co. Ltd. (Consumer Staples)	6,191,058
186,090	Shizuoka Financial Group, Inc. (Financials)	1,340,264
360,023	SoftBank Corp. (Communication Services)	3,863,655
138,251	SoftBank Group Corp. (Communication Services)	5,897,018
61,559	Sompo Holdings, Inc. (Financials)	2,672,968
62,652	Sony Group Corp. (Consumer Discretionary)	5,053,377
44,683	Square Enix Holdings Co. Ltd. (Communication Services)	1,982,140
323,621	Subaru Corp. (Consumer Discretionary)	5,453,596
45,656	SUMCO Corp. (Information Technology)	661,904
547,874	Sumitomo Chemical Co. Ltd. (Materials)	1,955,291
266,949	Sumitomo Corp. (Industrials)	4,298,656
84,227	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	966,069
172,726	Sumitomo Mitsui Financial Group, Inc. (Financials)	5,784,353
63,611	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	2,008,984
74,210	Suntory Beverage & Food Ltd. (Consumer Staples)	2,480,935
15,824	Suzuki Motor Corp. (Consumer Discretionary)	557,140
54,688	Sysmex Corp. (Health Care)	3,259,960
115,925	Taisei Corp. (Industrials)	3,460,138
395,372	Takeda Pharmaceutical Co. Ltd. (Health Care)	11,475,252

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
52,187	Terumo Corp. (Health Care)	$ 1,512,054
38,623	TIS, Inc. (Information Technology)	1,076,705
81,980	Tobu Railway Co. Ltd. (Industrials)	1,944,631
28,419	Toho Co. Ltd. (Communication Services)	1,077,372
216,897	Tokio Marine Holdings, Inc. (Financials)	4,394,208
209,964	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	750,839
23,890	Tokyo Electron Ltd. (Information Technology)	7,719,651
98,859	Tokyo Gas Co. Ltd. (Utilities)	1,789,579
50,081	Tokyu Corp. (Industrials)	627,717
128,832	TOPPAN, Inc. (Industrials)	1,968,395
204,895	Toray Industries, Inc. (Materials)	1,084,531
41,871	Toshiba Corp. (Industrials)	1,407,302
60,871	Tosoh Corp. (Materials)	707,995
25,784	TOTO Ltd. (Industrials)	876,774
888,928	Toyota Motor Corp. (Consumer Discretionary)	12,807,724
42,840	Trend Micro, Inc. (Information Technology)	2,090,730
56,591	Unicharm Corp. (Consumer Staples)	2,061,431
130,220	USS Co. Ltd. (Consumer Discretionary)	2,142,648
226,821	Welcia Holdings Co. Ltd. (Consumer Staples)	4,908,982
33,415	West Japan Railway Co. (Industrials)	1,397,520
37,676	Yakult Honsha Co. Ltd. (Consumer Staples)	2,362,513
23,699	Yamaha Motor Co. Ltd. (Consumer Discretionary)	579,992
61,231	Yamato Holdings Co. Ltd. (Industrials)	1,006,182
100,346	Yokogawa Electric Corp. (Information Technology)	1,845,262
270,954	ZOZO, Inc. (Consumer Discretionary)	6,650,548

		547,168,172

Jordan – 0.1%
131,129	Hikma Pharmaceuticals PLC (Health Care)	2,364,286

Luxembourg – 0.5%
426,717	ArcelorMittal (Materials)	11,340,122
34,502	Eurofins Scientific SE (Health Care)	2,359,570

		13,699,692

Netherlands – 4.9%
121,677	ABN AMRO Bank NV (Financials)(a)	1,532,859

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
486	Adyen NV (Information Technology)*(a)	$ 732,500
726,562	Aegon NV (Financials)	3,489,161
21,241	Akzo Nobel NV (Materials)	1,492,026
4,428	Argenx SE (Health Care)*	1,778,124
7,941	ASM International NV (Information Technology)	2,117,701
51,350	ASML Holding NV (Information Technology)	29,666,785
13,831	Euronext NV (Financials)(a)	1,035,897
22,188	EXOR NV (Financials)*	1,715,269
53,787	Heineken Holding NV (Consumer Staples)	3,990,259
29,755	Heineken NV (Consumer Staples)	2,704,656
6,861	IMCD NV (Industrials)	983,722
373,176	ING Groep NV (Financials)	4,453,351
95,894	JDE Peet’s NV (Consumer Staples)	2,916,700
471,926	Koninklijke Ahold Delhaize NV (Consumer Staples)	13,515,830
13,310	Koninklijke DSM NV (Materials)	1,676,078
934,500	Koninklijke KPN NV (Communication Services)	2,830,817
183,652	Koninklijke Philips NV (Health Care)	2,683,669
160,251	NN Group NV (Financials)	6,702,401
51,010	OCI NV (Materials)	2,131,362
103,037	Randstad NV (Industrials)	5,835,064
1,181,672	Shell PLC (Energy)	34,393,271
65,023	Universal Music Group NV (Communication Services)	1,506,396
97,323	Wolters Kluwer NV (Industrials)	10,541,951

		140,425,849

New Zealand – 0.2%
180,586	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,647,023
507,529	Spark New Zealand Ltd. (Communication Services)	1,623,415
32,793	Xero Ltd. (Information Technology)*	1,551,359

		5,821,797

Norway – 0.8%
51,017	Aker BP ASA (Energy)	1,748,295
144,185	DNB Bank ASA (Financials)	2,754,672
202,076	Equinor ASA (Energy)	7,682,866
237,100	Gjensidige Forsikring ASA (Financials)	4,498,911
39,157	Kongsberg Gruppen ASA (Industrials)	1,588,091

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
58,451	Mowi ASA (Consumer Staples)	$ 900,698
259,538	Norsk Hydro ASA (Materials)	1,889,177
173,330	Orkla ASA (Consumer Staples)	1,216,125
91,371	Telenor ASA (Communication Services)	873,285

		23,152,120

Portugal – 0.4%
233,047	EDP – Energias de Portugal SA (Utilities)	1,084,365
50,741	Galp Energia SGPS SA (Energy)	615,713
397,266	Jeronimo Martins SGPS SA (Consumer Staples)	8,671,756

		10,371,834

Singapore – 1.6%
544,674	CapitaLand Integrated Commercial Trust REIT (Real Estate)	822,794
143,756	City Developments Ltd. (Real Estate)	869,691
370,122	DBS Group Holdings Ltd. (Financials)	9,504,921
54,807	Jardine Cycle & Carriage Ltd. (Industrials)	1,208,290
370,969	Keppel Corp. Ltd. (Industrials)	2,041,236
682,665	Mapletree Logistics Trust REIT (Real Estate)	802,080
845,519	Oversea-Chinese Banking Corp. Ltd. (Financials)	7,675,879
145,711	Singapore Airlines Ltd. (Industrials)*(b)	584,843
1,278,049	Singapore Exchange Ltd. (Financials)	8,440,738
976,998	Singapore Telecommunications Ltd. (Communication Services)	1,939,309
125,034	STMicroelectronics NV (Information Technology)	4,641,768
239,012	United Overseas Bank Ltd. (Financials)	5,442,001
50,631	Venture Corp. Ltd. (Information Technology)	639,215

		44,612,765

South Africa – 0.2%
134,208	Anglo American PLC (Materials)	5,446,150

Spain – 2.2%
8,752	Acciona SA (Utilities)	1,679,743
87,548	ACS Actividades de Construccion y Servicios SA (Industrials)	2,439,292
43,938	Amadeus IT Group SA (Information Technology)*	2,319,042

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
782,967	Banco Bilbao Vizcaya Argentaria SA (Financials)	$ 4,524,295
2,466,384	Banco Santander SA (Financials)	7,238,882
775,954	CaixaBank SA (Financials)	2,845,900
20,834	Cellnex Telecom SA (Communication Services)*(a)	699,327
14,512	Corp ACCIONA Energias Renovables SA (Utilities)	565,715
94,423	Enagas SA (Utilities)	1,675,147
70,331	Endesa SA (Utilities)	1,281,769
74,138	Ferrovial SA (Industrials)	1,954,207
712,813	Iberdrola SA (Utilities)	7,911,961
353,758	Industria de Diseno Textil SA (Consumer Discretionary)	9,055,181
76,315	Naturgy Energy Group SA (Utilities)	2,104,312
128,140	Red Electrica Corp. SA (Utilities)	2,215,922
735,295	Repsol SA (Energy)	11,205,032
895,604	Telefonica SA (Communication Services)	3,305,940

		63,021,667

Sweden – 1.9%
75,600	Assa Abloy AB, Class B (Industrials)	1,689,405
335,892	Atlas Copco AB, Class A (Industrials)	4,068,326
181,141	Atlas Copco AB, Class B (Industrials)	1,986,745
30,040	Boliden AB (Materials)	1,092,717
54,221	Epiroc AB, Class A (Industrials)	1,016,409
51,800	Epiroc AB, Class B (Industrials)	843,757
122,184	EQT AB (Financials)	2,694,881
49,619	Essity AB, Class B (Consumer Staples)	1,189,315
8,737	Evolution AB (Consumer Discretionary)(a)	874,208
31,712	Getinge AB, Class B (Health Care)	719,065
479,987	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	5,250,969
82,651	Hexagon AB, Class B (Information Technology)	915,735
29,041	Holmen AB, Class B (Materials)	1,170,758
192,377	Husqvarna AB, Class B (Industrials)	1,460,173
48,033	Industrivarden AB, Class A (Financials)	1,207,153
57,878	Industrivarden AB, Class C (Financials)	1,444,263
90,595	Investor AB, Class A (Financials)(b)	1,698,688
176,467	Investor AB, Class B (Financials)	3,193,808
22,324	L E Lundbergforetagen AB, Class B (Financials)	947,908

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
34,528	Lifco AB, Class B (Industrials)	$ 581,198
55,437	Sandvik AB (Industrials)	992,936
180,407	Skandinaviska Enskilda Banken AB, Class A (Financials)	2,025,895
59,345	Skanska AB, Class B (Industrials)	937,439
78,883	Svenska Cellulosa AB SCA, Class B (Materials)	1,043,755
214,204	Svenska Handelsbanken AB, Class A (Financials)	2,122,194
140,953	Swedbank AB, Class A (Financials)	2,236,468
56,335	Swedish Orphan Biovitrum AB (Health Care)*	1,199,730
179,735	Tele2 AB, Class B (Communication Services)	1,564,452
465,951	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	2,845,396
583,968	Telia Co. AB (Communication Services)	1,567,280
64,428	Volvo AB, Class A (Industrials)	1,207,141
123,386	Volvo AB, Class B (Industrials)	2,221,314

		54,009,481

Switzerland – 4.7%
148,890	ABB Ltd. (Industrials)	4,588,203
25,886	Adecco Group AG (Industrials)	865,357
31,858	Alcon, Inc. (Health Care)	2,142,035
16,634	Baloise Holding AG (Financials)	2,484,406
25,068	Banque Cantonale Vaudoise (Financials)	2,327,226
964	Barry Callebaut AG (Consumer Staples)	1,945,707
8,302	BKW AG (Utilities)	1,065,688
355	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	3,696,248
53,749	Cie Financiere Richemont SA (Consumer Discretionary)	6,998,230
40,426	Clariant AG (Materials)*	644,949
3,284	EMS-Chemie Holding AG (Materials)	2,247,355
6,362	Geberit AG (Industrials)	2,983,512
544	Givaudan SA (Materials)	1,807,719
93,445	Holcim AG (Materials)*	4,782,344
12,519	Julius Baer Group Ltd. (Financials)	707,450
33,519	Kuehne + Nagel International AG (Industrials)	8,042,449
64,593	Logitech International SA (Information Technology)	3,787,106

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,248	Lonza Group AG (Health Care)	$ 1,671,130
316,381	Novartis AG (Health Care)	27,777,770
7,801	Partners Group Holding AG (Financials)	7,573,786
6,978	Schindler Holding AG (Industrials)	1,236,302
7,921	Schindler Holding AG Participation Certificates (Industrials)	1,472,795
2,691	SGS SA (Industrials)	6,213,802
4,871	Sika AG (Materials)	1,211,679
5,972	Sonova Holding AG (Health Care)	1,516,897
44,716	Straumann Holding AG (Health Care)	5,050,057
13,518	Swatch Group AG (The) – Bearer (Consumer Discretionary)	3,544,263
60,933	Swatch Group AG (The) – Registered (Consumer Discretionary)	2,888,202
6,012	Swiss Life Holding AG (Financials)	3,165,174
19,413	Swiss Prime Site AG (Real Estate)	1,599,497
4,202	Swisscom AG (Communication Services)	2,241,361
409,324	UBS Group AG (Financials)	7,400,269
5,204	VAT Group AG (Industrials)(a)	1,413,587
15,430	Zurich Insurance Group AG (Financials)	7,334,817

		134,427,372

United Kingdom – 10.0%
267,328	3i Group PLC (Financials)	4,293,097
725,560	abrdn PLC (Financials)(b)	1,679,751
239,836	Admiral Group PLC (Financials)	5,786,676
22,865	Ashtead Group PLC (Industrials)	1,354,689
216,649	Associated British Foods PLC (Consumer Staples)	4,079,096
196,347	AstraZeneca PLC (Health Care)	26,109,420
1,157,477	Auto Trader Group PLC (Communication Services)(a)	7,799,211
769,056	Aviva PLC (Financials)	4,069,205
497,173	BAE Systems PLC (Industrials)	4,870,478
2,121,131	Barclays PLC (Financials)	4,073,011
305,631	Barratt Developments PLC (Consumer Discretionary)	1,447,532
21,437	Berkeley Group Holdings PLC (Consumer Discretionary)	972,923
2,445,053	BP PLC (Energy)	14,486,274
333,553	British American Tobacco PLC (Consumer Staples)	13,470,012
79,751	Bunzl PLC (Industrials)	2,894,852

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
371,486	Burberry Group PLC (Consumer Discretionary)	$ 9,631,107
869,895	CK Hutchison Holdings Ltd. (Industrials)	5,048,523
332,853	CNH Industrial NV (Industrials)	5,233,368
71,413	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,791,316
295,464	Compass Group PLC (Consumer Discretionary)	6,586,971
15,034	Croda International PLC (Materials)	1,216,397
41,493	DCC PLC (Industrials)	2,168,781
227,635	Diageo PLC (Consumer Staples)	10,323,128
83,690	Entain PLC (Consumer Discretionary)	1,397,323
53,691	Experian PLC (Industrials)	1,857,475
42,405	Halma PLC (Information Technology)	1,096,863
421,381	Hargreaves Lansdown PLC (Financials)	4,233,376
1,689,335	HSBC Holdings PLC (Financials)	10,254,293
256,541	Imperial Brands PLC (Consumer Staples)	6,492,187
281,264	Informa PLC (Communication Services)	2,057,308
29,681	InterContinental Hotels Group PLC (Consumer Discretionary)	1,695,601
26,683	Intertek Group PLC (Industrials)	1,285,371
3,025,340	J Sainsbury PLC (Consumer Staples)	8,020,006
3,874,449	JD Sports Fashion PLC (Consumer Discretionary)	5,816,050
1,339,679	Kingfisher PLC (Consumer Discretionary)	3,846,567
146,601	Land Securities Group PLC REIT (Real Estate)	1,072,314
1,098,691	Legal & General Group PLC (Financials)	3,292,013
11,839,025	Lloyds Banking Group PLC (Financials)	6,613,181
31,267	London Stock Exchange Group PLC (Financials)	3,071,215
366,447	National Grid PLC (Utilities)	4,427,296
591,192	NatWest Group PLC (Financials)	1,843,909
71,212	Next PLC (Consumer Discretionary)	4,952,692
95,824	Pearson PLC (Communication Services)	1,135,690
233,821	Phoenix Group Holdings PLC (Financials)	1,639,557
72,541	Reckitt Benckiser Group PLC (Consumer Staples)	5,138,423
279,893	RELX PLC (Industrials)	7,706,465
247,870	Rentokil Initial PLC (Industrials)	1,598,150
779,722	Sage Group PLC (The) (Information Technology)	7,396,997
207,054	Schroders PLC (Financials)	1,090,873
90,459	Segro PLC REIT (Real Estate)	851,910

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
53,891	Severn Trent PLC (Utilities)	$ 1,740,529
220,738	Smith & Nephew PLC (Health Care)	2,853,529
114,634	Smiths Group PLC (Industrials)	2,168,583
8,777	Spirax-Sarco Engineering PLC (Industrials)	1,171,206
148,657	SSE PLC (Utilities)	3,024,654
269,239	St James’s Place PLC (Financials)	3,685,719
310,615	Standard Chartered PLC (Financials)	2,283,833
1,057,932	Taylor Wimpey PLC (Consumer Discretionary)	1,302,728
2,265,457	Tesco PLC (Consumer Staples)	6,137,797
212,526	Unilever PLC (Consumer Staples)	10,488,349
140,436	United Utilities Group PLC (Utilities)	1,712,591
4,644,944	Vodafone Group PLC (Communication Services)	5,080,280
124,743	WPP PLC (Communication Services)	1,285,905

		284,204,626

United States – 4.9%
36,055	BRP, Inc. (Consumer Discretionary)	2,677,065
126,876	Computershare Ltd. (Information Technology)	2,365,534
33,781	CSL Ltd. (Health Care)	6,789,431
672,217	GSK PLC (Health Care)	11,262,043
776,053	Haleon PLC (Consumer Staples)*	2,625,657
88,876	James Hardie Industries PLC CDI (Materials)	1,737,992
385,608	Nestle SA (Consumer Staples)	45,467,544
57,299	QIAGEN NV (Health Care)*	2,791,782
118,204	Roche Holding AG (Health Care)	38,187,553
13,434	Roche Holding AG (Health Care)(b)	5,335,529
64,614	Schneider Electric SE (Industrials)	9,242,323
295,795	Stellantis NV (Consumer Discretionary)*	4,535,588
31,995	Swiss Re AG (Financials)	2,828,254
140,451	Tenaris SA (Energy)	2,417,247

		138,263,542

Zambia – 0.1%
76,966	First Quantum Minerals Ltd. (Materials)	1,815,573

TOTAL COMMON STOCKS (Cost $2,749,783,069)		$2,824,850,765

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
43,869	Bayerische Motoren Werke AG (Consumer Discretionary)	7.17%	$ 3,733,278
27,830	Henkel AG & Co. KGaA (Consumer Staples)	2.70	1,961,160
3,273	Sartorius AG (Health Care)	0.33	1,201,084
25,912	Volkswagen AG (Consumer Discretionary)	5.43	3,732,574

TOTAL PREFERRED STOCKS (Cost $12,136,438)			$ 10,628,096

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,761,919,507)			$2,835,478,861

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,926,024	3.727%	$ 17,926,024
(Cost $17,926,024)

TOTAL INVESTMENTS – 100.3% (Cost $2,779,845,531)		$2,853,404,885

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(8,003,016)

NET ASSETS – 100.0%		$2,845,401,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	102	12/16/22	$9,087,344	$1,009,636

Sector Name	% of Market Value
Financials	18.6%
Industrials	14.3
Consumer Staples	12.4
Health Care	12.2
Consumer Discretionary	11.0
Information Technology	7.4
Materials	7.1
Energy	6.7
Communication Services	4.8
Utilities	3.0
Real Estate	1.9
Securities Lending Reinvestment Vehicle	0.6
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Communication Services – 8.7%
946	Capcom Co. Ltd.	$ 28,304
3,630	CyberAgent, Inc.	31,971
1,393	Dentsu Group, Inc.	43,924
4,109	Hakuhodo DY Holdings, Inc.	39,194
1,373	Kakaku.com, Inc.	23,890
6,057	KDDI Corp.	178,446
365	Koei Tecmo Holdings Co. Ltd.	6,212
342	Konami Group Corp.	15,808
1,273	Nexon Co. Ltd.	26,402
3,488	Nintendo Co. Ltd.	147,329
6,556	Nippon Telegraph & Telephone Corp.	179,475
10,098	SoftBank Corp.	108,369
3,964	SoftBank Group Corp.	169,082
687	Square Enix Holdings Co. Ltd.	30,475
357	Toho Co. Ltd.	13,534
5,979	Z Holdings Corp.	16,004

		1,058,419

Consumer Discretionary – 17.6%
444	Aisin Corp.	11,980
999	Bandai Namco Holdings, Inc.	64,755
2,150	Bridgestone Corp.	79,612
1,000	Denso Corp.	53,848
170	Fast Retailing Co. Ltd.	98,450
89	Hikari Tsushin, Inc.	12,227
9,673	Honda Motor Co. Ltd.	232,640
661	Iida Group Holdings Co. Ltd.	10,388
2,862	Isuzu Motors Ltd.	36,795
309	Koito Manufacturing Co. Ltd.	4,794
11,093	Mazda Motor Corp.	86,731
533	McDonald’s Holdings Co. Japan Ltd.	19,519
21,198	Nissan Motor Co. Ltd.	74,620
350	Nitori Holdings Co. Ltd.	39,041
180	Open House Group Co. Ltd.	7,456
463	Oriental Land Co. Ltd.	65,432
1,833	Pan Pacific International Holdings Corp.	31,316
7,432	Panasonic Holdings Corp.	67,854
1,856	Rakuten Group, Inc.	8,685
1,962	Sekisui Chemical Co. Ltd.	27,095
2,047	Sekisui House Ltd.	37,657
1,199	Sharp Corp.	8,361

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
191	Shimano, Inc.	$ 32,002
3,546	Sony Group Corp.	286,013
5,812	Subaru Corp.	97,943
2,440	Sumitomo Electric Industries Ltd.	27,986
699	Suzuki Motor Corp.	24,611
33,472	Toyota Motor Corp.	482,266
2,325	USS Co. Ltd.	38,256
411	Yamaha Corp.	15,935
1,255	Yamaha Motor Co. Ltd.	30,714
1,325	ZOZO, Inc.	32,522

		2,147,504

Consumer Staples – 7.7%
2,032	Aeon Co. Ltd.	41,109
2,271	Ajinomoto Co., Inc.	70,552
2,168	Asahi Group Holdings Ltd.	68,331
639	Ito En Ltd.	24,133
4,891	Japan Tobacco, Inc.	98,686
1,520	Kao Corp.	59,486
597	Kikkoman Corp.	33,029
3,651	Kirin Holdings Co. Ltd.	56,646
321	Kobayashi Pharmaceutical Co. Ltd.	19,554
308	Kobe Bussan Co. Ltd.	7,891
301	Kose Corp.	31,256
573	MEIJI Holdings Co. Ltd.	27,102
1,269	Nisshin Seifun Group, Inc.	14,687
416	Nissin Foods Holdings Co. Ltd.	31,243
3,407	Seven & i Holdings Co. Ltd.	136,216
1,226	Shiseido Co. Ltd.	50,950
1,166	Suntory Beverage & Food Ltd.	38,981
1,113	Unicharm Corp.	40,543
1,410	Welcia Holdings Co. Ltd.	30,516
885	Yakult Honsha Co. Ltd.	55,495

		936,406

Energy – 1.5%
9,525	ENEOS Holdings, Inc.	31,809
720	Idemitsu Kosan Co. Ltd.	16,718
11,831	Inpex Corp.	129,976

		178,503

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – 11.3%
1,444	Chiba Bank Ltd. (The)	$ 8,630
4,261	Concordia Financial Group Ltd.	14,566
6,069	Dai-ichi Life Holdings, Inc.	110,624
3,870	Daiwa Securities Group, Inc.	16,862
2,084	Japan Exchange Group, Inc.	29,504
2,525	Japan Post Bank Co. Ltd.	19,018
15,657	Japan Post Holdings Co. Ltd.	120,956
5,798	Japan Post Insurance Co. Ltd.	95,027
10,757	Mitsubishi HC Capital, Inc.	50,416
33,370	Mitsubishi UFJ Financial Group, Inc.	180,577
8,541	Mizuho Financial Group, Inc.	105,095
1,591	MS&AD Insurance Group Holdings, Inc.	46,747
4,414	Nomura Holdings, Inc.	15,838
3,160	ORIX Corp.	50,059
8,998	Resona Holdings, Inc.	42,617
3,549	SBI Holdings, Inc.	66,585
3,228	Shizuoka Financial Group, Inc.	23,249
1,248	Sompo Holdings, Inc.	54,190
4,570	Sumitomo Mitsui Financial Group, Inc.	153,043
1,293	Sumitomo Mitsui Trust Holdings, Inc.	40,836
1,119	T&D Holdings, Inc.	13,376
6,092	Tokio Marine Holdings, Inc.	123,420

		1,381,235

Health Care – 10.5%
1,197	Asahi Intecc Co. Ltd.	20,708
8,771	Astellas Pharma, Inc.	133,759
2,267	Chugai Pharmaceutical Co. Ltd.	58,876
5,854	Daiichi Sankyo Co. Ltd.	189,540
1,189	Eisai Co. Ltd.	79,517
1,244	Hoya Corp.	125,345
1,289	Kyowa Kirin Co. Ltd.	29,329
1,250	M3, Inc.	37,668
414	Nippon Shinyaku Co. Ltd.	24,002
4,674	Olympus Corp.	93,989
2,941	Ono Pharmaceutical Co. Ltd.	74,104
2,254	Otsuka Holdings Co. Ltd.	75,758
921	Shionogi & Co. Ltd.	45,872
685	Sysmex Corp.	40,833
6,885	Takeda Pharmaceutical Co. Ltd.	199,830

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,699	Terumo Corp.	$ 49,226

		1,278,356

Industrials – 21.4%
431	AGC, Inc.	14,208
933	ANA Holdings, Inc.*	19,688
217	Central Japan Railway Co.	25,861
1,331	Dai Nippon Printing Co. Ltd.	27,099
99	Daifuku Co. Ltd.	4,995
613	Daikin Industries Ltd.	98,425
497	East Japan Railway Co.	27,820
332	FANUC Corp.	48,453
377	Fuji Electric Co. Ltd.	15,184
1,207	Hankyu Hanshin Holdings, Inc.	37,108
148	Hitachi Construction Machinery Co. Ltd.	3,405
3,257	Hitachi Ltd.	170,366
346	Hoshizaki Corp.	11,493
5,384	ITOCHU Corp.	165,409
2,049	Japan Airlines Co. Ltd.*	40,131
1,240	Kajima Corp.	13,774
235	Keio Corp.	8,623
383	Keisei Electric Railway Co. Ltd.	10,746
1,099	Kintetsu Group Holdings Co. Ltd.	38,592
1,711	Komatsu Ltd.	38,980
1,792	Kubota Corp.	26,070
338	Kurita Water Industries Ltd.	14,776
963	Lixil Corp.	14,555
282	Makita Corp.	6,325
13,279	Marubeni Corp.	147,312
544	MINEBEA MITSUMI, Inc.	8,744
1,347	MISUMI Group, Inc.	32,338
6,633	Mitsubishi Corp.	218,897
4,820	Mitsubishi Electric Corp.	47,582
3,031	Mitsubishi Heavy Industries Ltd.	118,533
7,152	Mitsui & Co. Ltd.	204,145
2,401	Mitsui OSK Lines Ltd.	57,900
1,936	MonotaRO Co. Ltd.	32,410
1,636	NGK Insulators Ltd.	21,233
772	Nidec Corp.	47,214
1,121	Nihon M&A Center Holdings, Inc.	14,782
129	NIPPON EXPRESS HOLDINGS, Inc.	7,479

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,095	Nippon Yusen KK	$ 89,125
3,376	Obayashi Corp.	24,774
574	Odakyu Electric Railway Co. Ltd.	7,412
2,302	Persol Holdings Co. Ltd.	51,966
4,870	Recruit Holdings Co. Ltd.	151,084
840	Secom Co. Ltd.	51,078
694	SG Holdings Co. Ltd.	10,593
1,940	Shimizu Corp.	10,260
117	SMC Corp.	51,784
4,441	Sumitomo Corp.	71,513
1,265	Taisei Corp.	37,758
1,384	Tobu Railway Co. Ltd.	32,830
1,280	Tokyu Corp.	16,044
2,683	TOPPAN, Inc.	40,993
1,109	Toshiba Corp.	37,274
658	TOTO Ltd.	22,375
177	Toyota Industries Corp.	9,907
369	Toyota Tsusho Corp.	13,830
472	West Japan Railway Co.	19,740
729	Yamato Holdings Co. Ltd.	11,979
571	Yaskawa Electric Corp.	18,189

		2,621,163

Information Technology – 14.2%
813	Advantest Corp.	53,194
629	Azbil Corp.	18,820
2,882	Brother Industries Ltd.	45,727
4,565	Canon, Inc.	105,079
129	Disco Corp.	37,533
1,269	FUJIFILM Holdings Corp.	66,524
768	Fujitsu Ltd.	101,628
37	GMO Payment Gateway, Inc.	3,224
549	Hamamatsu Photonics KK	28,170
203	Hirose Electric Co. Ltd.	26,477
541	Ibiden Co. Ltd.	21,362
833	Itochu Techno-Solutions Corp.	19,998
571	Keyence Corp.	233,818
944	Kyocera Corp.	47,227
126	Lasertec Corp.	22,696
1,856	Murata Manufacturing Co. Ltd.	99,277
2,437	NEC Corp.	84,790

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,341	Nomura Research Institute Ltd.	$ 28,792
3,400	NTT Data Corp.	51,217
129	Obic Co. Ltd.	20,061
688	Omron Corp.	34,730
382	Oracle Corp. Japan	21,983
659	Otsuka Corp.	21,583
5,131	Renesas Electronics Corp.*	48,390
6,491	Ricoh Co. Ltd.	50,518
264	Rohm Co. Ltd.	20,527
1,032	SCSK Corp.	16,285
3,195	Seiko Epson Corp.	49,274
1,131	Shimadzu Corp.	33,880
1,228	SUMCO Corp.	17,803
624	TDK Corp.	21,823
1,319	TIS, Inc.	36,770
500	Tokyo Electron Ltd.	161,567
961	Trend Micro, Inc.	46,900
2,300	Yokogawa Electric Corp.	42,295

		1,739,942

Materials – 3.3%
2,666	Asahi Kasei Corp.	19,469
374	JFE Holdings, Inc.	4,090
177	JSR Corp.	3,644
3,022	Mitsubishi Chemical Group Corp.	15,792
302	Mitsui Chemicals, Inc.	6,709
516	Nippon Sanso Holdings Corp.	8,405
1,771	Nippon Steel Corp.	27,827
836	Nissan Chemical Corp.	40,380
490	Nitto Denko Corp.	30,234
5,267	Oji Holdings Corp.	19,930
1,014	Shin-Etsu Chemical Co. Ltd.	127,677
12,172	Sumitomo Chemical Co. Ltd.	43,440
316	Sumitomo Metal Mining Co. Ltd.	10,519
5,204	Toray Industries, Inc.	27,545
1,611	Tosoh Corp.	18,738

		404,399

Real Estate – 2.4%
433	Daito Trust Construction Co. Ltd.	47,539
1,207	Daiwa House Industry Co. Ltd.	27,325

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6	Daiwa House REIT Investment Corp. REIT	$ 13,222
10	GLP J REIT	11,036
1,045	Hulic Co. Ltd.	8,635
16	Japan Metropolitan Fund Invest REIT	12,624
3	Japan Real Estate Investment Corp. REIT	13,093
2,666	Mitsubishi Estate Co. Ltd.	37,065
2,092	Mitsui Fudosan Co. Ltd.	41,626
3	Nippon Building Fund, Inc. REIT	13,760
5	Nippon Prologis REIT, Inc. REIT	12,093
1,250	Nomura Real Estate Holdings, Inc.	29,741
12	Nomura Real Estate Master Fund, Inc. REIT	14,834
516	Sumitomo Realty & Development Co. Ltd.	13,741

		296,334

Shares	Description	Value

Common Stocks – (continued)
Utilities – 0.6%
1,482	Chubu Electric Power Co., Inc.	$ 13,679
1,495	Kansai Electric Power Co., Inc. (The)	12,492
1,183	Osaka Gas Co. Ltd.	17,990
1,091	Tokyo Electric Power Co. Holdings, Inc.*	3,902
1,770	Tokyo Gas Co. Ltd.	32,041

		80,104

TOTAL INVESTMENTS – 99.2% (Cost $12,076,698)		$12,122,365

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		97,210

NET ASSETS – 100.0%		$12,219,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Topix Index Future	6	12/08/22	$76,551	$5,953

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 6.6%
58	Activision Blizzard, Inc.	$ 4,289
1,443	Alphabet, Inc., Class A*	145,729
1,443	Alphabet, Inc., Class C*	146,392
1,710	AT&T, Inc.	32,969
32	Charter Communications, Inc., Class A*	12,521
1,290	Comcast Corp., Class A	47,266
53	Electronic Arts, Inc.	6,931
9	Liberty Broadband Corp., Class C*	818
23	Live Nation Entertainment, Inc.*	1,674
114	Match Group, Inc.*	5,764
562	Meta Platforms, Inc., Class A*	66,372
6	Netflix, Inc.*	1,833
84	Omnicom Group, Inc.	6,700
336	Pinterest, Inc., Class A*	8,541
128	T-Mobile US, Inc.*	19,387
603	Verizon Communications, Inc.	23,505
115	Walt Disney Co. (The)*	11,255
1,753	Warner Bros Discovery, Inc.*	19,984
2	ZoomInfo Technologies, Inc.*	57

		561,987

Consumer Discretionary – 9.5%
80	Advance Auto Parts, Inc.	12,079
23	AutoZone, Inc.*	59,317
113	Best Buy Co., Inc.	9,639
7	Booking Holdings, Inc.*	14,556
31	Darden Restaurants, Inc.	4,557
130	Dollar General Corp.	33,238
151	Dollar Tree, Inc.*	22,694
47	Domino’s Pizza, Inc.	18,270
39	DoorDash, Inc., Class A*	2,272
31	D.R. Horton, Inc.	2,666
396	eBay, Inc.	17,994
146	Etsy, Inc.*	19,285
43	Expedia Group, Inc.*	4,594
1,305	Ford Motor Co.	18,139
120	Garmin Ltd.	11,159
246	Genuine Parts Co.	45,099
220	Home Depot, Inc. (The)	71,278
286	Lennar Corp., Class A	25,119
196	LKQ Corp.	10,649
166	Lowe’s Cos., Inc.	35,283
12	Marriott International, Inc., Class A	1,984

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
103	McDonald’s Corp.	$ 28,097
578	MGM Resorts International	21,305
265	NIKE, Inc., Class B	29,068
3	NVR, Inc.*	13,917
75	O’Reilly Automotive, Inc.*	64,841
43	Pool Corp.	14,165
69	Rivian Automotive, Inc., Class A*	2,211
151	Ross Stores, Inc.	17,768
41	Starbucks Corp.	4,190
636	Stellantis NV	9,934
142	Target Corp.	23,724
495	TJX Cos., Inc. (The)	39,625
133	Tractor Supply Co.	30,099
115	Ulta Beauty, Inc.*	53,457
213	VF Corp.	6,991
77	Yum! Brands, Inc.	9,907

		809,170

Consumer Staples – 8.7%
358	Archer-Daniels-Midland Co.	34,905
176	Brown-Forman Corp., Class B	12,852
220	Church & Dwight Co., Inc.	18,011
131	Clorox Co. (The)	19,473
714	Coca-Cola Co. (The)	45,418
390	Colgate-Palmolive Co.	30,217
277	Conagra Brands, Inc.	10,520
76	Constellation Brands, Inc., Class A	19,559
12	Darling Ingredients, Inc.*	862
115	Estee Lauder Cos., Inc. (The), Class A	27,116
287	General Mills, Inc.	24,481
165	Hershey Co. (The)	38,803
235	Hormel Foods Corp.	11,045
79	J M Smucker Co. (The)	12,167
219	Kellogg Co.	15,976
604	Keurig Dr Pepper, Inc.	23,357
105	Kimberly-Clark Corp.	14,241
538	Kraft Heinz Co. (The)	21,170
109	Lamb Weston Holdings, Inc.	9,472
141	McCormick & Co., Inc.	12,010
347	Mondelez International, Inc., Class A	23,461
245	Monster Beverage Corp.*	25,201
342	PepsiCo, Inc.	63,444
471	Procter & Gamble Co. (The)	70,254

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
279	Sysco Corp.	$ 24,136
312	Tyson Foods, Inc., Class A	20,679
697	Walgreens Boots Alliance, Inc.	28,926
533	Walmart, Inc.	81,240

		738,996

Financials – 11.6%
336	Aflac, Inc.	24,168
117	Allstate Corp. (The)	15,666
143	American Express Co.	22,535
439	American International Group, Inc.	27,705
51	Ameriprise Financial, Inc.	16,929
86	Aon PLC, Class A	26,512
247	Arch Capital Group Ltd.*	14,798
1,309	Bank of America Corp.	49,546
271	Bank of New York Mellon Corp. (The)	12,439
323	Berkshire Hathaway, Inc., Class B*	102,908
7	BlackRock, Inc.	5,012
193	Blackstone, Inc.	17,665
176	Brown & Brown, Inc.	10,488
279	Capital One Financial Corp.	28,804
29	Cboe Global Markets, Inc.	3,678
189	Charles Schwab Corp. (The)	15,600
98	Chubb Ltd.	21,520
47	Cincinnati Financial Corp.	5,215
815	Citigroup, Inc.	39,454
102	Citizens Financial Group, Inc.	4,323
51	CME Group, Inc.	9,001
174	Discover Financial Services	18,855
13	FactSet Research Systems, Inc.	5,997
87	Fifth Third Bancorp	3,163
188	First Horizon Corp.	4,672
10	First Republic Bank	1,276
140	Hartford Financial Services Group, Inc. (The)	10,692
206	Huntington Bancshares, Inc.	3,189
70	Intercontinental Exchange, Inc.	7,582
651	JPMorgan Chase & Co.	89,955
460	KeyCorp	8,653
32	LPL Financial Holdings, Inc.	7,575
43	M&T Bank Corp.	7,311
6	Markel Corp.*	7,949
163	Marsh & McLennan Cos., Inc.	28,228
307	MetLife, Inc.	23,547

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
60	Moody’s Corp.	$ 17,896
167	Morgan Stanley	15,543
108	Nasdaq, Inc.	7,394
27	Northern Trust Corp.	2,514
39	PNC Financial Services Group, Inc. (The)	6,562
302	Principal Financial Group, Inc.	27,083
137	Progressive Corp. (The)	18,105
148	Prudential Financial, Inc.	15,988
113	Raymond James Financial, Inc.	13,210
221	Regions Financial Corp.	5,129
25	S&P Global, Inc.	8,820
179	State Street Corp.	14,261
14	SVB Financial Group*	3,245
712	Synchrony Financial	26,757
59	T. Rowe Price Group, Inc.	7,370
80	Travelers Cos., Inc. (The)	15,185
115	Truist Financial Corp.	5,383
122	US Bancorp	5,538
166	W R Berkley Corp.	12,662
936	Wells Fargo & Co.	44,881
35	Willis Towers Watson PLC	8,616

		984,752

Health Care – 20.8%
358	Abbott Laboratories	38,514
433	AbbVie, Inc.	69,791
59	ABIOMED, Inc.*	22,290
111	Agilent Technologies, Inc.	17,203
49	Align Technology, Inc.*	9,636
1	Alnylam Pharmaceuticals, Inc.*	221
104	AmerisourceBergen Corp.	17,752
98	Amgen, Inc.	28,067
502	Avantor, Inc.*	11,185
163	Baxter International, Inc.	9,214
84	Becton Dickinson and Co.	20,945
53	Biogen, Inc.*	16,174
10	BioMarin Pharmaceutical, Inc.*	1,010
72	Bio-Techne Corp.	6,119
327	Boston Scientific Corp.*	14,803
703	Bristol-Myers Squibb Co.	56,437
118	Cardinal Health, Inc.	9,460
35	Catalent, Inc.*	1,754
431	Centene Corp.*	37,519

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
49	Charles River Laboratories International, Inc.*	$ 11,200
146	Cigna Corp.	48,018
26	Cooper Cos., Inc. (The)	8,225
750	CVS Health Corp.	76,410
139	Danaher Corp.	38,004
76	Dexcom, Inc.*	8,837
308	Edwards Lifesciences Corp.*	23,793
87	Elevance Health, Inc.	46,364
237	Eli Lilly & Co.	87,946
420	Gilead Sciences, Inc.	36,889
19	HCA Healthcare, Inc.	4,564
344	Hologic, Inc.*	26,199
15	Horizon Therapeutics PLC*	1,504
28	Humana, Inc.	15,397
63	IDEXX Laboratories, Inc.*	26,830
6	Illumina, Inc.*	1,308
213	Incyte Corp.*	16,970
16	Insulet Corp.*	4,790
44	Intuitive Surgical, Inc.*	11,897
89	IQVIA Holdings, Inc.*	19,404
717	Johnson & Johnson	127,626
108	Laboratory Corp. of America Holdings	25,996
50	McKesson Corp.	19,084
187	Medtronic PLC	14,780
660	Merck & Co., Inc.	72,679
23	Mettler-Toledo International, Inc.*	33,800
210	Moderna, Inc.*	36,941
22	Molina Healthcare, Inc.*	7,409
117	PerkinElmer, Inc.	16,348
1,609	Pfizer, Inc.	80,659
161	Quest Diagnostics, Inc.	24,445
45	Regeneron Pharmaceuticals, Inc.*	33,826
77	ResMed, Inc.	17,725
326	Royalty Pharma PLC, Class A	14,334
43	STERIS PLC	7,987
66	Stryker Corp.	15,437
92	Thermo Fisher Scientific, Inc.	51,540
206	UnitedHealth Group, Inc.	112,839
100	Vertex Pharmaceuticals, Inc.*	31,640
5,268	Viatris, Inc.	58,106
83	Waters Corp.*	28,768
43	West Pharmaceutical Services, Inc.	10,090
76	Zimmer Biomet Holdings, Inc.	9,128

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
127	Zoetis, Inc.	$ 19,576

		1,773,406

Industrials – 5.6%
85	3M Co.	10,707
40	AMETEK, Inc.	5,697
42	Carlisle Cos., Inc.	11,051
261	Carrier Global Corp.	11,568
67	C.H. Robinson Worldwide, Inc.	6,715
30	Cintas Corp.	13,853
496	CSX Corp.	16,214
14	Deere & Co.	6,174
42	Delta Air Lines, Inc.*	1,486
29	Dover Corp.	4,117
139	Expeditors International of Washington, Inc.	16,132
602	Fastenal Co.	31,009
121	FedEx Corp.	22,049
117	General Electric Co.	10,058
152	Howmet Aerospace, Inc.	5,726
44	IDEX Corp.	10,450
61	Illinois Tool Works, Inc.	13,876
97	Ingersoll Rand, Inc.	5,235
33	J.B. Hunt Transport Services, Inc.	6,068
307	Masco Corp.	15,589
42	Norfolk Southern Corp.	10,773
49	Old Dominion Freight Line, Inc.	14,828
296	Otis Worldwide Corp.	23,115
42	PACCAR, Inc.	4,448
60	Parker-Hannifin Corp.	17,936
41	Plug Power, Inc.*	654
141	Republic Services, Inc.	19,640
13	Rockwell Automation, Inc.	3,435
366	Southwest Airlines Co.*	14,607
20	Stanley Black & Decker, Inc.	1,634
86	Uber Technologies, Inc.*	2,506
97	Union Pacific Corp.	21,091
596	United Airlines Holdings, Inc.*	26,325
123	United Parcel Service, Inc., Class B	23,337
26	United Rentals, Inc.*	9,179
23	Verisk Analytics, Inc.	4,225
136	Waste Management, Inc.	22,810
9	Westinghouse Air Brake Technologies Corp.	910
47	W.W. Grainger, Inc.	28,344

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
24	Xylem, Inc.	$ 2,696

		476,267

Information Technology – 30.1%
184	Accenture PLC, Class A	55,371
97	Adobe, Inc.*	33,458
372	Advanced Micro Devices, Inc.*	28,878
168	Akamai Technologies, Inc.*	15,937
222	Amphenol Corp., Class A	17,856
64	Analog Devices, Inc.	11,002
4,070	Apple, Inc.	602,482
354	Applied Materials, Inc.	38,798
138	Arista Networks, Inc.*	19,223
54	Atlassian Corp., Class A*	7,104
37	Autodesk, Inc.*	7,472
97	Automatic Data Processing, Inc.	25,622
78	Block, Inc.*	5,286
76	Broadcom, Inc.	41,878
25	Broadridge Financial Solutions, Inc.	3,728
122	Cadence Design Systems, Inc.*	20,989
7	CDW Corp.	1,321
1,128	Cisco Systems, Inc.	56,084
362	Cognizant Technology Solutions Corp., Class A	22,520
263	Corning, Inc.	8,976
15	Datadog, Inc., Class A*	1,137
46	Enphase Energy, Inc.*	14,747
25	Entegris, Inc.	1,932
8	EPAM Systems, Inc.*	2,949
335	Fidelity National Information Services, Inc.	24,314
24	First Solar, Inc.*	4,141
250	Fiserv, Inc.*	26,090
46	FleetCor Technologies, Inc.*	9,025
288	Fortinet, Inc.*	15,310
82	Gartner, Inc.*	28,730
109	Gen Digital, Inc.	2,503
133	Global Payments, Inc.	13,803
80	GoDaddy, Inc., Class A*	6,330
2,753	Hewlett Packard Enterprise Co.	46,195
242	HP, Inc.	7,270
19	HubSpot, Inc.*	5,758
848	Intel Corp.	25,499
260	International Business Machines Corp.	38,714

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
69	Intuit, Inc.	$ 28,124
64	Jack Henry & Associates, Inc.	12,118
157	Keysight Technologies, Inc.*	28,400
58	KLA Corp.	22,803
57	Lam Research Corp.	26,926
136	Marvell Technology, Inc.	6,327
131	Mastercard, Inc., Class A	46,688
219	Microchip Technology, Inc.	17,343
479	Micron Technology, Inc.	27,614
1,843	Microsoft Corp.	470,223
27	Monolithic Power Systems, Inc.	10,313
107	Motorola Solutions, Inc.	29,125
325	NetApp, Inc.	21,973
534	NVIDIA Corp.	90,369
381	ON Semiconductor Corp.*	28,651
147	Oracle Corp.	12,205
59	Palo Alto Networks, Inc.*	10,024
113	Paychex, Inc.	14,015
196	PayPal Holdings, Inc.*	15,368
363	QUALCOMM, Inc.	45,916
16	Roper Technologies, Inc.	7,022
146	Salesforce, Inc.*	23,397
153	Seagate Technology Holdings PLC	8,104
25	ServiceNow, Inc.*	10,408
143	Skyworks Solutions, Inc.	13,674
486	SS&C Technologies Holdings, Inc.	26,127
33	Synopsys, Inc.*	11,205
14	Teledyne Technologies, Inc.*	5,881
230	Teradyne, Inc.	21,494
229	Texas Instruments, Inc.	41,325
133	Trimble, Inc.*	7,947
93	VeriSign, Inc.*	18,582
243	Visa, Inc., Class A	52,731
67	VMware, Inc., Class A*	8,140
677	Western Digital Corp.*	24,880
5	Workday, Inc., Class A*	840
35	Zebra Technologies Corp., Class A*	9,460
54	Zoom Video Communications, Inc., Class A*	4,073

		2,558,247

Materials – 2.5%
16	Air Products and Chemicals, Inc.	4,963
41	Avery Dennison Corp.	7,927

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2	CF Industries Holdings, Inc.	$ 216
321	Corteva, Inc.	21,558
206	Dow, Inc.	10,500
81	DuPont de Nemours, Inc.	5,711
41	Ecolab, Inc.	6,143
65	FMC Corp.	8,492
247	Freeport-McMoRan, Inc.	9,831
51	International Flavors & Fragrances, Inc.	5,397
45	Linde PLC (United Kingdom)	15,142
12	Martin Marietta Materials, Inc.	4,398
254	Mosaic Co. (The)	13,030
213	Nucor Corp.	31,939
50	Packaging Corp. of America	6,794
28	PPG Industries, Inc.	3,786
63	RPM International, Inc.	6,528
61	Sherwin-Williams Co. (The)	15,200
266	Steel Dynamics, Inc.	27,645
26	Vulcan Materials Co.	4,767

		209,967

Real Estate – 3.8%
116	Alexandria Real Estate Equities, Inc. REIT	18,051
54	American Tower Corp. REIT	11,947
45	AvalonBay Communities, Inc. REIT	7,870
148	Boston Properties, Inc. REIT	10,668
128	Camden Property Trust REIT	15,402
80	Crown Castle, Inc. REIT	11,314
59	Digital Realty Trust, Inc. REIT	6,635
9	Equinix, Inc. REIT	6,216
133	Equity Residential REIT	8,626
37	Essex Property Trust, Inc. REIT	8,154
62	Extra Space Storage, Inc. REIT	9,963
331	Healthpeak Properties, Inc. REIT	8,692
457	Host Hotels & Resorts, Inc. REIT	8,656
266	Invitation Homes, Inc. REIT	8,680
224	Iron Mountain, Inc. REIT	12,170
450	Kimco Realty Corp. REIT	10,314
58	Mid-America Apartment Communities, Inc. REIT	9,563

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
96	Prologis, Inc. REIT	$ 11,308
54	Public Storage REIT	16,090
197	Realty Income Corp. REIT	12,425
21	SBA Communications Corp. REIT	6,285
48	Simon Property Group, Inc. REIT	5,733
135	Sun Communities, Inc. REIT	19,832
179	UDR, Inc. REIT	7,423
283	Ventas, Inc. REIT	13,168
469	VICI Properties, Inc. REIT	16,040
140	Welltower, Inc. REIT	9,944
562	Weyerhaeuser Co. REIT	18,383
200	W.P. Carey, Inc. REIT	15,760

		325,312

Utilities – 0.5%
21	American Water Works Co., Inc.	3,187
266	Edison International	17,731
284	NextEra Energy, Inc.	24,055

		44,973

TOTAL INVESTMENTS – 99.7%
(Cost $9,041,036)		$8,483,077

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		24,952

NET ASSETS – 100.0%		$8,508,029

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 6.1%
90,161	Activision Blizzard, Inc.	$ 6,667,406
1,636,812	Alphabet, Inc., Class A*	165,301,644
1,545,172	Alphabet, Inc., Class C*	156,757,699
1,672,414	AT&T, Inc.	32,244,142
34,266	Charter Communications, Inc., Class A*	13,407,943
1,461,044	Comcast Corp., Class A	53,532,652
169,598	Electronic Arts, Inc.	22,180,027
67,063	Liberty Broadband Corp., Class C*	6,093,344
156,469	Match Group, Inc.*	7,911,073
688,909	Meta Platforms, Inc., Class A*	81,360,153
38,606	Netflix, Inc.*	11,795,291
133,352	Omnicom Group, Inc.	10,636,156
386,895	Pinterest, Inc., Class A*	9,834,871
19,250	Take-Two Interactive Software, Inc.*	2,034,533
138,505	T-Mobile US, Inc.*	20,977,967
724,887	Verizon Communications, Inc.	28,256,095
130,544	Walt Disney Co. (The)*	12,776,341
2,131,675	Warner Bros Discovery, Inc.*	24,301,095

		666,068,432

Consumer Discretionary – 12.3%
86,248	Advance Auto Parts, Inc.	13,022,585
2,332,852	Amazon.com, Inc.*	225,213,532
27,181	AutoZone, Inc.*	70,099,799
339,316	Best Buy Co., Inc.	28,943,655
7,841	Booking Holdings, Inc.*	16,304,967
2,345	Chipotle Mexican Grill, Inc.*	3,815,221
81,045	Darden Restaurants, Inc.	11,912,805
158,354	Dollar General Corp.	40,487,951
168,074	Dollar Tree, Inc.*	25,259,841
81,065	Domino’s Pizza, Inc.	31,512,397
71,964	D.R. Horton, Inc.	6,188,904
407,376	eBay, Inc.	18,511,165
106,775	Etsy, Inc.*	14,103,910
61,462	Expedia Group, Inc.*	6,566,600
668,446	Ford Motor Co.	9,291,399
114,850	Garmin Ltd.	10,679,901
190,716	Genuine Parts Co.	34,963,964
48,696	Hilton Worldwide Holdings, Inc.	6,945,024
347,778	Home Depot, Inc. (The)	112,676,594
379,553	Lennar Corp., Class A	33,336,140
292,329	LKQ Corp.	15,882,235
327,390	Lowe’s Cos., Inc.	69,586,744

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
37,107	Marriott International, Inc., Class A	$ 6,135,642
161,202	McDonald’s Corp.	43,974,294
700,923	MGM Resorts International	25,836,022
359,616	NIKE, Inc., Class B	39,446,279
1,508	NVR, Inc.*	6,995,627
71,110	O’Reilly Automotive, Inc.*	61,477,439
53,555	Pool Corp.	17,641,553
71,292	Ross Stores, Inc.	8,388,930
166,788	Starbucks Corp.	17,045,734
2,636,148	Stellantis NV	41,176,632
210,565	Target Corp.	35,179,095
561,030	Tesla, Inc.*	109,232,541
359,695	TJX Cos., Inc. (The)	28,793,585
159,289	Tractor Supply Co.	36,048,694
66,999	Ulta Beauty, Inc.*	31,143,815
185,596	VF Corp.	6,091,261
239,099	Yum! Brands, Inc.	30,762,477

		1,350,674,953

Consumer Staples – 9.4%
509,352	Altria Group, Inc.	23,725,616
513,169	Archer-Daniels-Midland Co.	50,033,978
229,810	Brown-Forman Corp., Class B	16,780,726
67,569	Bunge Ltd.	7,083,934
162,965	Church & Dwight Co., Inc.	13,341,945
151,372	Clorox Co. (The)	22,501,448
702,227	Coca-Cola Co. (The)	44,668,659
402,836	Colgate-Palmolive Co.	31,211,733
324,210	Conagra Brands, Inc.	12,313,496
54,741	Constellation Brands, Inc., Class A	14,087,596
157,197	Costco Wholesale Corp.	84,768,482
26,119	Darling Ingredients, Inc.*	1,876,128
130,714	Estee Lauder Cos., Inc. (The), Class A	30,821,054
244,579	General Mills, Inc.	20,862,589
163,484	Hershey Co. (The)	38,446,532
211,602	Hormel Foods Corp.	9,945,294
64,343	J M Smucker Co. (The)	9,909,465
150,894	Kellogg Co.	11,007,717
369,132	Keurig Dr Pepper, Inc.	14,274,334
165,065	Kimberly-Clark Corp.	22,387,766
564,735	Kraft Heinz Co. (The)	22,222,322
1,377,687	Kroger Co. (The)	67,768,424
121,096	Lamb Weston Holdings, Inc.	10,523,242

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
124,926	McCormick & Co., Inc.	$ 10,641,197
247,273	Mondelez International, Inc., Class A	16,718,128
233,942	Monster Beverage Corp.*	24,063,274
398,768	PepsiCo, Inc.	73,975,452
515,056	Philip Morris International, Inc.	51,335,632
544,664	Procter & Gamble Co. (The)	81,242,082
281,194	Sysco Corp.	24,326,093
511,530	Tyson Foods, Inc., Class A	33,904,208
933,208	Walgreens Boots Alliance, Inc.	38,728,132
611,921	Walmart, Inc.	93,268,999

		1,028,765,677

Energy – 4.9%
246,251	APA Corp.	11,536,859
106,064	Cheniere Energy, Inc.	18,599,383
75,810	Chesapeake Energy Corp.	7,846,335
302,685	Chevron Corp.	55,485,187
214,244	ConocoPhillips	26,461,276
250,279	Coterra Energy, Inc.	6,985,287
276,880	Devon Energy Corp.	18,971,818
89,174	Diamondback Energy, Inc.	13,199,536
127,504	EOG Resources, Inc.	18,096,643
279,574	EQT Corp.	11,856,733
913,159	Exxon Mobil Corp.	101,671,123
212,569	Halliburton Co.	8,054,239
66,186	Hess Corp.	9,524,827
907,051	Kinder Morgan, Inc.	17,342,815
361,548	Marathon Oil Corp.	11,074,215
290,202	Marathon Petroleum Corp.	35,349,506
355,627	Occidental Petroleum Corp.	24,712,520
133,772	ONEOK, Inc.	8,952,022
205,348	Ovintiv, Inc.	11,450,205
217,196	Phillips 66	23,552,734
55,751	Pioneer Natural Resources Co.	13,156,679
155,986	Schlumberger Ltd.	8,041,078
132,035	Targa Resources Corp.	9,822,084
2,289	Texas Pacific Land Corp.	5,934,324
375,673	Valero Energy Corp.	50,197,426
443,068	Williams Cos., Inc. (The)	15,374,460

		543,249,314

Shares	Description	Value

Common Stocks – (continued)
Financials – 9.7%
225,955	Aflac, Inc.	$ 16,252,943
137,792	Allstate Corp. (The)	18,450,349
114,976	American Express Co.	18,119,068
428,449	American International Group, Inc.	27,039,416
47,706	Ameriprise Financial, Inc.	15,836,007
96,279	Aon PLC, Class A	29,680,890
268,871	Arch Capital Group Ltd.*	16,108,062
124,614	Arthur J Gallagher & Co.	24,811,893
1,312,554	Bank of America Corp.	49,680,169
354,416	Bank of New York Mellon Corp. (The)	16,267,694
327,399	Berkshire Hathaway, Inc., Class B*	104,309,321
15,422	BlackRock, Inc.	11,042,152
219,815	Blackstone, Inc.	20,119,667
186,381	Brown & Brown, Inc.	11,106,444
277,092	Capital One Financial Corp.	28,606,978
46,588	Cboe Global Markets, Inc.	5,909,222
253,209	Charles Schwab Corp. (The)	20,899,871
107,223	Chubb Ltd.	23,545,099
51,432	Cincinnati Financial Corp.	5,706,895
704,577	Citigroup, Inc.	34,108,573
280,953	Citizens Financial Group, Inc.	11,906,788
57,890	CME Group, Inc.	10,217,585
101,786	Discover Financial Services	11,029,531
29,798	FactSet Research Systems, Inc.	13,745,519
148,610	First Horizon Corp.	3,692,958
23,753	First Republic Bank	3,031,120
187,629	Hartford Financial Services Group, Inc. (The)	14,329,227
94,753	Intercontinental Exchange, Inc.	10,262,697
640,954	JPMorgan Chase & Co.	88,567,024
290,636	KeyCorp	5,466,863
43,192	LPL Financial Holdings, Inc.	10,223,978
42,287	M&T Bank Corp.	7,189,636
8,695	Markel Corp.*	11,519,484
174,936	Marsh & McLennan Cos., Inc.	30,295,416
311,286	MetLife, Inc.	23,875,636
114,168	Moody’s Corp.	34,052,889
147,821	Morgan Stanley	13,757,700
7,230	MSCI, Inc.	3,671,611
154,424	Nasdaq, Inc.	10,571,867
30,179	Northern Trust Corp.	2,809,967
45,360	PNC Financial Services Group, Inc. (The)	7,632,274
326,619	Principal Financial Group, Inc.	29,291,192
208,858	Progressive Corp. (The)	27,600,585
116,079	Prudential Financial, Inc.	12,540,014

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
116,701	Raymond James Financial, Inc.	$ 13,642,347
195,160	Regions Financial Corp.	4,529,664
34,578	S&P Global, Inc.	12,199,118
124,305	State Street Corp.	9,903,379
23,758	SVB Financial Group*	5,506,629
724,641	Synchrony Financial	27,232,009
102,135	T. Rowe Price Group, Inc.	12,757,683
87,997	Travelers Cos., Inc. (The)	16,702,711
89,131	Truist Financial Corp.	4,172,222
152,259	US Bancorp	6,911,036
181,247	W R Berkley Corp.	13,825,521
828,209	Wells Fargo & Co.	39,712,622
32,454	Willis Towers Watson PLC	7,988,877

		1,069,966,092

Health Care – 16.3%
341,366	Abbott Laboratories	36,724,154
493,229	AbbVie, Inc.	79,498,650
46,722	ABIOMED, Inc.*	17,651,104
128,261	Agilent Technologies, Inc.	19,877,890
39,402	Align Technology, Inc.*	7,748,797
25,685	Alnylam Pharmaceuticals, Inc.*	5,665,854
93,849	AmerisourceBergen Corp.	16,019,086
169,978	Amgen, Inc.	48,681,699
165,611	Avantor, Inc.*	3,689,813
140,777	Baxter International, Inc.	7,958,124
41,407	Becton Dickinson and Co.	10,324,421
77,006	Biogen, Inc.*	23,499,921
176,995	Boston Scientific Corp.*	8,012,564
736,290	Bristol-Myers Squibb Co.	59,109,361
195,579	Cardinal Health, Inc.	15,679,568
484,831	Centene Corp.*	42,204,539
30,454	Charles River Laboratories International, Inc.*	6,960,871
186,778	Cigna Corp.	61,429,416
19,213	Cooper Cos., Inc. (The)	6,078,033
719,423	CVS Health Corp.	73,294,815
135,339	Danaher Corp.	37,003,036
87,977	Dexcom, Inc.*	10,229,966
323,776	Edwards Lifesciences Corp.*	25,011,696
83,674	Elevance Health, Inc.	44,591,548
263,157	Eli Lilly & Co.	97,652,300
411,712	Gilead Sciences, Inc.	36,160,665
14,869	HCA Healthcare, Inc.	3,571,831

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
166,686	Hologic, Inc.*	$ 12,694,806
32,317	Horizon Therapeutics PLC*	3,241,072
42,744	Humana, Inc.	23,504,926
79,400	IDEXX Laboratories, Inc.*	33,814,078
212,132	Incyte Corp.*	16,900,556
31,951	Insulet Corp.*	9,565,171
52,820	Intuitive Surgical, Inc.*	14,282,000
60,373	IQVIA Holdings, Inc.*	13,162,521
747,716	Johnson & Johnson	133,093,448
77,916	Laboratory Corp. of America Holdings	18,754,381
59,222	McKesson Corp.	22,603,853
128,741	Medtronic PLC	10,175,689
626,680	Merck & Co., Inc.	69,010,002
25,724	Mettler-Toledo International, Inc.*	37,802,961
179,035	Moderna, Inc.*	31,494,047
25,666	Molina Healthcare, Inc.*	8,643,539
94,134	PerkinElmer, Inc.	13,153,344
1,203,575	Pfizer, Inc.	60,335,215
107,534	Quest Diagnostics, Inc.	16,326,887
45,408	Regeneron Pharmaceuticals, Inc.*	34,133,194
102,067	ResMed, Inc.	23,495,823
173,760	Royalty Pharma PLC, Class A	7,640,227
93,027	Seagen, Inc.*	11,292,548
41,594	STERIS PLC	7,725,670
68,364	Stryker Corp.	15,989,656
92,643	Thermo Fisher Scientific, Inc.	51,900,461
239,971	UnitedHealth Group, Inc.	131,446,515
37,869	Veeva Systems, Inc., Class A*	7,208,743
105,123	Vertex Pharmaceuticals, Inc.*	33,260,917
4,987,880	Viatris, Inc.	55,016,316
56,916	Waters Corp.*	19,727,086
49,906	West Pharmaceutical Services, Inc.	11,710,942
27,899	Zimmer Biomet Holdings, Inc.	3,350,670
151,953	Zoetis, Inc.	23,422,035

		1,790,209,021

Industrials – 8.0%
148,153	3M Co.	18,662,833
109,571	AMETEK, Inc.	15,605,102
53,887	Booz Allen Hamilton Holding Corp.	5,733,577
37,163	Carlisle Cos., Inc.	9,777,957
333,975	Carrier Global Corp.	14,801,772
67,343	Caterpillar, Inc.	15,920,559

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
58,812	C.H. Robinson Worldwide, Inc.	$ 5,894,139
65,438	Cintas Corp.	30,217,960
124,534	Copart, Inc.*	8,288,983
239,078	CSX Corp.	7,815,460
76,551	Cummins, Inc.	19,226,549
32,565	Deere & Co.	14,361,165
74,434	Dover Corp.	10,565,906
57,742	Eaton Corp. PLC	9,437,930
121,883	Emerson Electric Co.	11,672,735
15,248	Equifax, Inc.	3,009,498
115,117	Expeditors International of Washington, Inc.	13,360,479
691,834	Fastenal Co.	35,636,369
141,400	FedEx Corp.	25,765,908
141,119	Fortive Corp.	9,532,588
99,567	General Dynamics Corp.	25,129,715
189,428	General Electric Co.	16,285,125
94,084	Honeywell International, Inc.	20,656,142
142,340	Howmet Aerospace, Inc.	5,361,948
39,880	Hubbell, Inc.	10,131,913
42,662	IDEX Corp.	10,131,798
106,753	Illinois Tool Works, Inc.	24,283,105
57,387	Jacobs Solutions, Inc.	7,261,751
18,154	J.B. Hunt Transport Services, Inc.	3,338,339
128,803	Johnson Controls International PLC	8,557,671
45,559	L3Harris Technologies, Inc.	10,345,538
142,156	Leidos Holdings, Inc.	15,541,915
64,750	Lockheed Martin Corp.	31,416,052
227,757	Masco Corp.	11,565,500
30,876	Norfolk Southern Corp.	7,919,694
49,102	Northrop Grumman Corp.	26,185,606
49,807	Old Dominion Freight Line, Inc.	15,072,096
106,399	Otis Worldwide Corp.	8,308,698
62,615	PACCAR, Inc.	6,631,555
59,401	Parker-Hannifin Corp.	17,757,335
54,667	Quanta Services, Inc.	8,193,490
257,476	Raytheon Technologies Corp.	25,418,031
139,722	Republic Services, Inc.	19,461,877
24,964	Rockwell Automation, Inc.	6,595,988
226,719	Southwest Airlines Co.*	9,048,355
513,543	Textron, Inc.	36,656,699
47,611	Trane Technologies PLC	8,494,755
84,719	Union Pacific Corp.	18,420,452
720,109	United Airlines Holdings, Inc.*	31,807,215

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
143,407	United Parcel Service, Inc., Class B	$ 27,208,610
13,054	United Rentals, Inc.*	4,608,454
43,062	Verisk Analytics, Inc.	7,910,920
140,266	Waste Management, Inc.	23,525,414
310,445	Westinghouse Air Brake Technologies Corp.	31,382,885
74,843	W.W. Grainger, Inc.	45,134,820
38,125	Xylem, Inc.	4,283,344

		875,320,274

Information Technology – 25.8%
270,471	Accenture PLC, Class A	81,392,838
148,984	Adobe, Inc.*	51,389,051
337,391	Advanced Micro Devices, Inc.*	26,191,663
128,002	Akamai Technologies, Inc.*	12,142,270
172,986	Amphenol Corp., Class A	13,913,264
64,392	Analog Devices, Inc.	11,069,629
14,874	ANSYS, Inc.*	3,782,458
4,365,476	Apple, Inc.	646,221,412
328,628	Applied Materials, Inc.	36,017,629
105,338	Arista Networks, Inc.*	14,673,583
66,479	Atlassian Corp., Class A*	8,745,313
108,515	Autodesk, Inc.*	21,914,604
108,948	Automatic Data Processing, Inc.	28,777,525
38,230	Block, Inc.*	2,590,847
101,443	Broadcom, Inc.	55,898,136
61,715	Broadridge Financial Solutions, Inc.	9,202,324
249,887	Cadence Design Systems, Inc.*	42,990,560
48,811	CDW Corp.	9,207,707
1,063,388	Cisco Systems, Inc.	52,871,651
329,391	Cognizant Technology Solutions Corp., Class A	20,491,414
161,425	Corning, Inc.	5,509,435
26,713	Crowdstrike Holdings, Inc., Class A*	3,142,784
50,426	Datadog, Inc., Class A*	3,821,282
20,207	Enphase Energy, Inc.*	6,478,162
26,357	EPAM Systems, Inc.*	9,714,663
241,634	Fidelity National Information Services, Inc.	17,537,796
239,142	Fiserv, Inc.*	24,956,859
28,390	FleetCor Technologies, Inc.*	5,570,118
566,463	Fortinet, Inc.*	30,113,173
73,148	Gartner, Inc.*	25,628,865
98,036	Gen Digital, Inc.	2,250,907
113,813	Global Payments, Inc.	11,811,513

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
44,550	GoDaddy, Inc., Class A*	$ 3,525,242
2,492,313	Hewlett Packard Enterprise Co.	41,821,012
420,426	HP, Inc.	12,629,597
25,611	HubSpot, Inc.*	7,760,901
848,820	Intel Corp.	25,524,017
318,044	International Business Machines Corp.	47,356,752
73,433	Intuit, Inc.	29,930,557
71,590	Jack Henry & Associates, Inc.	13,555,567
86,673	Keysight Technologies, Inc.*	15,678,279
48,248	KLA Corp.	18,968,701
70,795	Lam Research Corp.	33,442,142
183,036	Mastercard, Inc., Class A	65,234,030
160,857	Microchip Technology, Inc.	12,738,266
455,412	Micron Technology, Inc.	26,254,502
2,054,953	Microsoft Corp.	524,300,708
17,672	Monolithic Power Systems, Inc.	6,749,997
96,667	Motorola Solutions, Inc.	26,312,757
193,780	NetApp, Inc.	13,101,466
595,343	NVIDIA Corp.	100,749,896
293,463	ON Semiconductor Corp.*	22,068,418
210,933	Oracle Corp.	17,513,767
117,387	Palo Alto Networks, Inc.*	19,944,051
155,909	Paychex, Inc.	19,337,393
176,094	PayPal Holdings, Inc.*	13,807,531
257,636	QUALCOMM, Inc.	32,588,378
23,950	Roper Technologies, Inc.	10,511,416
207,455	Salesforce, Inc.*	33,244,664
226,323	Seagate Technology Holdings PLC	11,988,329
59,671	ServiceNow, Inc.*	24,841,037
138,769	Skyworks Solutions, Inc.	13,269,092
30,482	Splunk, Inc.*	2,367,842
515,492	SS&C Technologies Holdings, Inc.	27,712,850
107,563	Synopsys, Inc.*	36,521,941
23,976	Teledyne Technologies, Inc.*	10,072,318
146,588	Teradyne, Inc.	13,698,649
284,787	Texas Instruments, Inc.	51,392,662
90,187	Trimble, Inc.*	5,388,673
9,219	Tyler Technologies, Inc.*	3,159,720
111,903	VeriSign, Inc.*	22,359,338
346,321	Visa, Inc., Class A	75,151,657
103,632	VMware, Inc., Class A*	12,590,252
273,723	Western Digital Corp.*	10,059,320
36,310	Workday, Inc., Class A*	6,096,449

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
21,640	Zebra Technologies Corp., Class A*	$ 5,848,859
57,215	Zoom Video Communications, Inc., Class A*	4,315,727

		2,827,504,157

Materials – 1.9%
26,816	Air Products and Chemicals, Inc.	8,317,251
23,349	Albemarle Corp.	6,490,789
40,425	Avery Dennison Corp.	7,815,365
85,128	CF Industries Holdings, Inc.	9,209,998
214,969	Corteva, Inc.	14,437,318
250,997	Dow, Inc.	12,793,317
46,580	DuPont de Nemours, Inc.	3,284,356
30,601	Ecolab, Inc.	4,584,948
42,414	FMC Corp.	5,540,965
330,945	International Paper Co.	12,284,678
33,969	Linde PLC (United Kingdom)	11,429,889
36,294	LyondellBasell Industries NV, Class A	3,085,353
10,064	Martin Marietta Materials, Inc.	3,688,255
123,143	Mosaic Co. (The)	6,317,236
67,193	Newmont Corp.	3,189,652
273,741	Nucor Corp.	41,047,463
19,827	Packaging Corp. of America	2,694,291
55,493	PPG Industries, Inc.	7,503,763
48,191	RPM International, Inc.	4,993,551
85,910	Sherwin-Williams Co. (The)	21,407,054
152,098	Steel Dynamics, Inc.	15,807,545

		205,923,037

Real Estate – 2.4%
42,310	Alexandria Real Estate Equities, Inc. REIT	6,583,859
41,553	American Tower Corp. REIT	9,193,601
41,840	AvalonBay Communities, Inc. REIT	7,317,816
47,721	Boston Properties, Inc. REIT	3,439,730
100,104	Camden Property Trust REIT	12,045,514
413,936	CBRE Group, Inc., Class A*	32,949,306
61,896	Crown Castle, Inc. REIT	8,753,951
47,730	Digital Realty Trust, Inc. REIT	5,367,716
8,365	Equinix, Inc. REIT	5,777,287
128,335	Equity Residential REIT	8,323,808
32,446	Essex Property Trust, Inc. REIT	7,150,450
50,323	Extra Space Storage, Inc. REIT	8,086,403
150,684	Healthpeak Properties, Inc. REIT	3,956,962
240,684	Host Hotels & Resorts, Inc. REIT	4,558,555

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
224,903	Invitation Homes, Inc. REIT	$ 7,338,585
95,583	Iron Mountain, Inc. REIT	5,193,024
48,443	Mid-America Apartment Communities, Inc. REIT	7,987,282
71,375	Prologis, Inc. REIT	8,407,261
49,065	Public Storage REIT	14,619,408
161,668	Realty Income Corp. REIT	10,196,401
17,254	SBA Communications Corp. REIT	5,164,122
33,672	Simon Property Group, Inc. REIT	4,021,784
95,470	Sun Communities, Inc. REIT	14,024,543
165,370	UDR, Inc. REIT	6,857,894
146,478	Ventas, Inc. REIT	6,815,621
393,802	VICI Properties, Inc. REIT	13,468,028
113,383	Welltower, Inc. REIT	8,053,595
439,123	Weyerhaeuser Co. REIT	14,363,713
130,449	W.P. Carey, Inc. REIT	10,279,381

		260,295,600

Utilities – 3.0%
435,230	AES Corp. (The)	12,586,852
190,547	Alliant Energy Corp.	10,727,796
133,425	Ameren Corp.	11,917,521
158,463	American Electric Power Co., Inc.	15,339,218
44,612	American Water Works Co., Inc.	6,770,317
95,364	Atmos Energy Corp.	11,462,753
407,285	CenterPoint Energy, Inc.	12,670,636
127,029	CMS Energy Corp.	7,757,661
182,939	Consolidated Edison, Inc.	17,935,340
135,641	Constellation Energy Corp.	13,037,813
163,926	Dominion Energy, Inc.	10,017,518
91,307	DTE Energy Co.	10,592,525

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
153,182	Duke Energy Corp.	$ 15,307,477
205,946	Edison International	13,728,360
83,945	Entergy Corp.	9,760,285
195,249	Evergy, Inc.	11,560,693
93,215	Eversource Energy	7,723,795
454,563	Exelon Corp.	18,805,271
284,804	FirstEnergy Corp.	11,745,317
284,082	NextEra Energy, Inc.	24,061,745
462,278	PG&E Corp.*	7,257,765
238,397	PPL Corp.	7,037,480
168,966	Public Service Enterprise Group, Inc.	10,230,891
108,647	Sempra Energy	18,056,045
257,162	Southern Co. (The)	17,394,438
89,509	WEC Energy Group, Inc.	8,873,922
168,931	Xcel Energy, Inc.	11,862,335

		334,221,769

TOTAL INVESTMENTS – 99.8%
(Cost $8,807,467,563)		$10,952,198,326

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		23,552,528

NET ASSETS – 100.0%		$10,975,750,854

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Communication Services – 2.2%
15,361	Advantage Solutions, Inc.*	$ 38,095
5,220	AMC Networks, Inc., Class A*	104,191
10,404	Arena Group Holdings, Inc. (The)*	142,743
4,670	Bumble, Inc., Class A*	113,761
21,728	Cargurus, Inc.*	284,202
26,021	Cars.com, Inc.*	384,590
6,605	Cinemark Holdings, Inc.*	89,894
7,599	Cogent Communications Holdings, Inc.	441,122
20,028	Consolidated Communications Holdings, Inc.*	92,529
30,623	DHI Group, Inc.*	172,101
10,561	EchoStar Corp., Class A*	183,761
17,875	EverQuote, Inc., Class A*	193,050
18,099	EW Scripps Co. (The), Class A*	271,123
84,002	Gannett Co., Inc.*	210,005
14,818	Gogo, Inc.*	232,495
18,767	Gray Television, Inc.	219,574
13,385	IDT Corp., Class B*	374,111
13,053	iHeartMedia, Inc., Class A*	104,946
10,401	Iridium Communications, Inc.*	552,293
12,440	John Wiley & Sons, Inc., Class A	589,780
9,219	Liberty Latin America Ltd., Class A (Chile)*	71,355
28,378	Liberty Latin America Ltd., Class C (Chile)*	221,065
4,667	Liberty Media Corp.-Liberty Braves, Class A*	154,571
4,343	Liberty Media Corp.-Liberty Braves, Class C*	141,495
14,605	Magnite, Inc.*	162,262
8,879	Marcus Corp. (The)	144,195
20,315	Ooma, Inc.*	319,961
28,070	Playstudios, Inc.*	117,333
11,816	QuinStreet, Inc.*	168,142
7,225	Radius Global Infrastructure, Inc., Class A*	91,469
11,961	Scholastic Corp.	491,836
7,389	Shutterstock, Inc.	397,676
7,471	Sinclair Broadcast Group, Inc., Class A	138,662
25,618	Stagwell, Inc.*	191,110
3,074	TechTarget, Inc.*	140,359
39,102	TEGNA, Inc.	771,874
14,058	Telephone and Data Systems, Inc.	148,171
9,647	Thryv Holdings, Inc.*	185,030
85,561	TrueCar, Inc.*	213,047
7,035	United States Cellular Corp.*	149,564
6,508	WideOpenWest, Inc.*	67,553
21,076	Yelp, Inc.*	652,302
6,212	Ziff Davis, Inc.*	573,119
4,957	ZipRecruiter, Inc., Class A*	82,088

		10,588,605

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 10.7%
19,852	1-800-Flowers.com, Inc., Class A*	$ 167,948
19,358	2U, Inc.*	155,445
11,356	Aaron’s Co., Inc. (The)	138,430
21,859	Abercrombie & Fitch Co., Class A*	524,179
12,581	Academy Sports & Outdoors, Inc.	635,089
9,701	Acushnet Holdings Corp.	440,910
13,061	Adient PLC*	508,595
11,727	Adtalem Global Education, Inc.*	487,843
34,524	American Axle & Manufacturing Holdings, Inc.*	359,395
17,614	American Eagle Outfitters, Inc.	278,653
14,174	American Public Education, Inc.*	182,136
4,329	Asbury Automotive Group, Inc.*	812,207
5,441	Bally’s Corp.*	136,025
96,511	Beachbody Co., Inc. (The)*	67,558
9,243	Beazer Homes USA, Inc.*	126,167
15,555	Bed Bath & Beyond, Inc.*(a)	52,887
10,760	Big 5 Sporting Goods Corp.(a)	133,532
10,901	Big Lots, Inc.	212,569
4,362	BJ’s Restaurants, Inc.*	139,933
13,870	Bloomin’ Brands, Inc.	312,352
7,762	Bluegreen Vacations Holding Corp.	167,271
4,669	Boot Barn Holdings, Inc.*	314,457
7,054	Brinker International, Inc.*	235,956
9,918	Buckle, Inc. (The)	435,896
15,142	Caleres, Inc.	365,831
5,388	Camping World Holdings, Inc., Class A(a)	148,332
20,655	CarParts.com, Inc.*	111,950
7,744	Carriage Services, Inc.	194,762
1,279	Cavco Industries, Inc.*	293,697
5,046	Century Communities, Inc.	243,015
5,221	Cheesecake Factory, Inc. (The)	182,944
4,419	Chegg, Inc.*	131,863
32,403	Chico’s FAS, Inc.*	190,206
4,352	Children’s Place, Inc. (The)*	154,496
4,543	Chuy’s Holdings, Inc.*	143,968
6,676	Citi Trends, Inc.*	201,749
9,258	Clarus Corp.	77,027
11,541	Conn’s, Inc.*	114,948

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
18,028	Container Store Group, Inc. (The)*	$ 85,633
1,800	Cracker Barrel Old Country Store, Inc.	206,640
10,370	Crocs, Inc.*	1,047,370
24,408	Dana, Inc.	429,825
3,893	Dave & Buster’s Entertainment, Inc.*	154,396
16,960	Denny’s Corp.*	212,678
11,907	Designer Brands, Inc., Class A	182,177
20,661	Destination XL Group, Inc.*	137,602
2,581	Dillard’s, Inc., Class A	928,386
1,828	Dine Brands Global, Inc.	136,351
8,075	Dorman Products, Inc.*	723,843
8,758	Duluth Holdings, Inc., Class B*	76,720
1,342	Duolingo, Inc.*	93,497
11,717	El Pollo Loco Holdings, Inc.	127,715
18,989	Ethan Allen Interiors, Inc.	540,237
12,338	Everi Holdings, Inc.*	206,291
4,417	Foot Locker, Inc.	175,797
39,665	Fossil Group, Inc.*	189,202
5,685	Fox Factory Holding Corp.*	603,178
4,330	Franchise Group, Inc.	112,796
20,167	Frontdoor, Inc.*	471,303
11,728	Funko, Inc., Class A*	111,416
9,126	Genesco, Inc.*	476,377
10,694	Gentherm, Inc.*	765,583
10,747	G-III Apparel Group Ltd.*	232,458
5,078	Golden Entertainment, Inc.*	225,006
44,358	Goodyear Tire & Rubber Co. (The)*	497,697
37,912	GoPro, Inc., Class A*	207,758
809	Graham Holdings Co., Class B	520,737
6,448	Green Brick Partners, Inc.*	155,913
3,867	Group 1 Automotive, Inc.	747,646
8,470	Guess?, Inc.(a)	175,837
13,920	Haverty Furniture Cos., Inc.	438,898
3,997	Helen of Troy Ltd.*	393,864
6,054	Hibbett, Inc.	403,560
10,559	Hilton Grand Vacations, Inc.*	464,807
2,109	Hovnanian Enterprises, Inc., Class A*	101,253
20,422	Inspired Entertainment, Inc.*	249,965
4,199	Installed Building Products, Inc.	356,621
15,474	International Game Technology PLC	379,732
6,522	iRobot Corp.*	339,731
3,577	Jack in the Box, Inc.	258,617
3,835	Johnson Outdoors, Inc., Class A	216,908

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,269	KB Home	$ 259,564
10,500	Kontoor Brands, Inc.	456,225
9,008	Lands’ End, Inc.*	104,132
22,999	Laureate Education, Inc.	241,030
14,959	La-Z-Boy, Inc.	407,334
6,400	LCI Industries	632,704
1,088	LGI Homes, Inc.*	108,082
5,193	Lifetime Brands, Inc.	43,673
9,293	Light & Wonder, Inc.*	601,908
6,420	LL Flooring Holdings, Inc.*	43,720
4,156	Lovesac Co. (The)*	108,264
6,330	M/I Homes, Inc.*	285,989
5,369	Malibu Boats, Inc., Class A*	309,845
2,200	Marine Products Corp.	25,630
8,289	MarineMax, Inc.*	273,786
14,386	MasterCraft Boat Holdings, Inc.*	370,008
5,159	MDC Holdings, Inc.	167,306
6,008	Meritage Homes Corp.*	519,151
13,983	Modine Manufacturing Co.*	296,020
3,711	Monarch Casino & Resort, Inc.*	314,878
4,016	Monro, Inc.	182,608
8,743	Movado Group, Inc.	281,437
5,547	Murphy USA, Inc.	1,640,858
9,414	National Vision Holdings, Inc.*	380,890
9,277	ODP Corp. (The)*	446,502
3,902	OneWater Marine, Inc., Class A*	127,556
7,477	Overstock.com, Inc.*	199,038
6,403	Oxford Industries, Inc.	722,643
7,689	Papa John’s International, Inc.	640,186
6,655	Patrick Industries, Inc.	372,214
62,636	Perdoceo Education Corp.*	898,827
7,961	PetMed Express, Inc.	157,628
3,315	RCI Hospitality Holdings, Inc.	301,731
8,053	Red Rock Resorts, Inc., Class A	362,868
21,299	Rent-A-Center, Inc.	513,093
5,475	Revolve Group, Inc.*	144,649
26,315	Rush Street Interactive, Inc.*	92,892
24,186	Sally Beauty Holdings, Inc.*	284,427
4,720	SeaWorld Entertainment, Inc.*	269,323
16,250	Shoe Carnival, Inc.	429,162
8,721	Signet Jewelers Ltd.	566,865
7,508	Skyline Champion Corp.*	390,341
9,246	Sleep Number Corp.*	270,446

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
22,110	Smith & Wesson Brands, Inc.	$ 260,235
4,884	Sonic Automotive, Inc., Class A	259,536
23,754	Sonos, Inc.*	416,408
18,090	Sportsman’s Warehouse Holdings, Inc.*	177,644
11,816	Standard Motor Products, Inc.	453,853
17,254	Steven Madden Ltd.	595,953
33,019	Stitch Fix, Inc., Class A*	133,397
14,632	Stoneridge, Inc.*	346,632
4,068	Strategic Education, Inc.	332,762
20,583	Stride, Inc.*	728,844
7,107	Sturm Ruger & Co., Inc.	390,388
21,306	Taylor Morrison Home Corp.*	647,489
8,869	Texas Roadhouse, Inc.	880,869
11,726	Topgolf Callaway Brands Corp.*	245,660
3,550	TravelCenters of America, Inc.*	181,583
22,510	Tri Pointe Homes, Inc.*	415,084
26,540	Tupperware Brands Corp.*	122,880
10,343	Udemy, Inc.*	146,767
2,287	Unifi, Inc.*	20,034
6,670	Universal Technical Institute, Inc.*	48,291
7,840	Urban Outfitters, Inc.*	226,890
13,301	Vista Outdoor, Inc.*	372,029
2,437	Visteon Corp.*	357,752
6,277	Wingstop, Inc.	1,038,906
2,252	Winmark Corp.	540,480
10,661	Winnebago Industries, Inc.	624,628
13,699	Wolverine World Wide, Inc.	153,429
42,019	WW International, Inc.*	173,538
7,993	XPEL, Inc.*	547,920
11,861	Zumiez, Inc.*	275,768

		50,503,324

Consumer Staples – 3.7%
1,427	Alico, Inc.	44,137
3,707	Andersons, Inc. (The)	142,719
10,856	B&G Foods, Inc.(a)	144,168
9,132	Beauty Health Co. (The)*	98,169
9,571	BellRing Brands, Inc.*	238,414
3,849	Cal-Maine Foods, Inc.	224,320
9,261	Celsius Holdings, Inc.*	1,031,120
5,168	Central Garden & Pet Co.*	212,146
8,510	Central Garden & Pet Co., Class A*	332,486
3,939	Chefs’ Warehouse, Inc. (The)*	153,030

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,239	Coca-Cola Consolidated, Inc.	$ 1,101,140
11,335	Edgewell Personal Care Co.	489,785
6,645	elf Beauty, Inc.*	365,209
4,665	Energizer Holdings, Inc.	159,030
8,438	Fresh Del Monte Produce, Inc.	233,564
10,325	Hain Celestial Group, Inc. (The)*	193,490
17,347	Herbalife Nutrition Ltd.*	303,919
33,647	Hostess Brands, Inc.*	888,281
9,737	Ingles Markets, Inc., Class A	984,411
3,852	Inter Parfums, Inc.	367,057
1,733	J & J Snack Foods Corp.	284,247
4,439	John B. Sanfilippo & Son, Inc.	375,939
3,454	Lancaster Colony Corp.	715,462
1,527	Lifecore Biomedical, Inc.*	12,995
2,713	Medifast, Inc.	341,974
1,918	MGP Ingredients, Inc.	239,865
11,577	National Beverage Corp.	596,563
10,429	Nu Skin Enterprises, Inc., Class A	434,994
2,492	PriceSmart, Inc.	177,032
32,714	Primo Water Corp.	511,974
18,325	Rite Aid Corp.*	92,908
10,108	Simply Good Foods Co. (The)*	403,309
17,730	SpartanNash Co.	582,430
23,590	Sprouts Farmers Market, Inc.*	809,845
2,616	Tootsie Roll Industries, Inc.	117,589
10,688	TreeHouse Foods, Inc.*	528,308
5,269	Turning Point Brands, Inc.	116,023
16,889	United Natural Foods, Inc.*	805,268
7,451	Universal Corp.	424,036
5,404	USANA Health Sciences, Inc.*	297,436
7,457	Utz Brands, Inc.	142,130
35,373	Vector Group Ltd.	392,640
7,802	Village Super Market, Inc., Class A	175,857
13,968	Vital Farms, Inc.*	199,323
2,970	WD-40 Co.	497,475
5,669	Weis Markets, Inc.	494,393

		17,476,610

Energy – 6.2%
38,426	Alto Ingredients, Inc.*	134,107
32,893	Amplify Energy Corp.*	272,354
4,974	Arch Resources, Inc.(a)	769,726
6,477	Archaea Energy, Inc.*	168,013

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
33,917	Archrock, Inc.	$ 295,417
15,080	Berry Corp.	135,871
4,512	Brigham Minerals, Inc., Class A	159,860
6,810	Bristow Group, Inc.*	177,060
8,108	Cactus, Inc., Class A	440,994
11,294	California Resources Corp.	512,522
8,862	Callon Petroleum Co.*	371,495
3,116	Centrus Energy Corp., Class A*	118,408
23,265	ChampionX Corp.	717,493
6,783	Chord Energy Corp.	1,034,611
10,789	Civitas Resources, Inc.	726,747
24,397	CNX Resources Corp.*	423,776
54,473	Comstock Resources, Inc.	999,580
12,362	CONSOL Energy, Inc.	957,437
5,569	CVR Energy, Inc.	205,218
12,342	Delek US Holdings, Inc.	382,355
4,763	Denbury, Inc.*	427,527
33,035	DHT Holdings, Inc.	334,645
16,928	Diamond Offshore Drilling, Inc.*	162,001
16,938	Dorian LPG Ltd.	329,783
5,282	Dril-Quip, Inc.*	124,338
5,707	Empire Petroleum Corp.*(a)	78,300
19,241	Energy Fuels, Inc.*(a)	133,533
55,524	Equitrans Midstream Corp.	465,846
3,487	FLEX LNG Ltd. (Norway)(a)	131,181
7,129	Frontline Ltd. (Norway)	98,594
6,683	Golar LNG Ltd. (Cameroon)*	167,543
4,274	Green Plains, Inc.*	147,709
1,080	Gulfport Energy Corp.*	87,577
50,770	Helix Energy Solutions Group, Inc.*	323,913
7,859	Helmerich & Payne, Inc.	401,438
6,030	International Seaways, Inc.	259,772
2,405	Kinetik Holdings, Inc.(a)	81,842
49,468	Kosmos Energy Ltd. (Ghana)*	328,962
5,708	Laredo Petroleum, Inc.*	364,342
11,237	Liberty Energy, Inc.*	185,748
55,551	Magnolia Oil & Gas Corp., Class A	1,448,770
21,414	Matador Resources Co.	1,421,033
20,962	Murphy Oil Corp.	989,406
2,973	Nabors Industries Ltd.*	470,715
3,741	NACCO Industries, Inc., Class A	169,318
14,685	National Energy Services Reunited Corp.*	93,837
25,470	NexTier Oilfield Solutions, Inc.*	259,539

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,694	Noble Corp. PLC*	$ 100,028
6,161	Northern Oil and Gas, Inc.	224,199
19,618	Oceaneering International, Inc.*	297,997
25,703	Oil States International, Inc.*	173,495
12,970	Patterson-UTI Energy, Inc.	232,811
15,673	PBF Energy, Inc., Class A	623,315
13,734	Peabody Energy Corp.*	438,664
46,282	Permian Resources Corp.	470,225
39,713	ProPetro Holding Corp.*	436,049
9,044	Ranger Oil Corp., Class A	394,047
5,344	REX American Resources Corp.*	157,701
36,220	Ring Energy, Inc.*	97,794
56,573	RPC, Inc.	523,866
20,651	SandRidge Energy, Inc.*	421,280
6,901	Scorpio Tankers, Inc. (Monaco)	352,089
20,772	SFL Corp. Ltd. (Norway)	203,358
10,405	SilverBow Resources, Inc.*	363,239
5,089	Sitio Royalties Corp.(a)	160,507
36,832	SM Energy Co.	1,587,827
16,037	Solaris Oilfield Infrastructure, Inc., Class A	175,926
28,360	Talos Energy, Inc.*	557,274
3,348	Teekay Tankers Ltd., Class A (Bermuda)*	112,962
41,119	Tellurian, Inc.*	110,610
45,292	TETRA Technologies, Inc.*	172,563
3,897	Tidewater, Inc.*	118,469
42,944	Uranium Energy Corp.*	166,623
19,164	US Silica Holdings, Inc.*	250,857
53,907	VAALCO Energy, Inc.	279,238
3,540	Valaris Ltd.*	233,675
84,976	W&T Offshore, Inc.*	583,785
3,584	Weatherford International PLC*	155,546
14,136	World Fuel Services Corp.	402,169

		29,068,444

Financials – 19.7%
3,650	1st Source Corp.	208,415
2,162	ACNB Corp.	84,967
10,900	A-Mark Precious Metals, Inc.	376,050
4,798	Amerant Bancorp, Inc.	141,349
21,527	American Equity Investment Life Holding Co.	872,059
4,177	American National Bankshares, Inc.	161,107
13,622	Ameris Bancorp	720,331
7,573	AMERISAFE, Inc.	449,609

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
24,283	Apollo Commercial Real Estate Finance, Inc. REIT	$ 300,138
26,540	Arbor Realty Trust, Inc. REIT	394,915
14,809	Ares Commercial Real Estate Corp. REIT	184,520
4,701	Argo Group International Holdings Ltd.	127,773
19,769	ARMOUR Residential REIT, Inc. REIT	116,242
8,287	Arrow Financial Corp.	291,454
17,753	Artisan Partners Asset Management, Inc., Class A	615,852
22,655	Associated Banc-Corp.	557,313
11,989	Atlantic Union Bankshares Corp.	427,648
3,008	Atlanticus Holdings Corp.*	86,630
22,113	Axos Financial, Inc.*	886,952
5,827	B. Riley Financial, Inc.	255,922
5,386	Banc of California, Inc.	91,400
6,437	BancFirst Corp.	656,188
10,851	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	178,933
14,232	Bancorp, Inc. (The)*	426,533
2,395	Bank First Corp.	227,597
3,786	Bank of Marin Bancorp	135,880
20,051	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	697,775
15,109	BankUnited, Inc.	554,802
5,199	Bankwell Financial Group, Inc.	153,838
5,618	Banner Corp.	396,743
3,000	BayCom Corp.	56,880
11,800	BCB Bancorp, Inc.	222,430
6,252	Berkshire Hills Bancorp, Inc.	194,937
29,242	BGC Partners, Inc., Class A	126,033
19,986	Blackstone Mortgage Trust, Inc., Class A REIT	505,046
7,437	Blucora, Inc.*	186,297
7,122	Blue Ridge Bankshares, Inc.	92,800
7,830	Bread Financial Holdings, Inc.	321,265
12,480	Brightsphere Investment Group, Inc.	254,093
20,103	Broadmark Realty Capital, Inc. REIT	81,819
15,027	Brookline Bancorp, Inc.	213,684
4,208	BRP Group, Inc., Class A*	126,408
5,388	Byline Bancorp, Inc.	122,793
30,672	Cadence Bank	884,580
1,609	Cambridge Bancorp	143,056
8,431	Camden National Corp.	369,109

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,861	Cannae Holdings, Inc.*	$ 135,799
8,281	Capital City Bank Group, Inc.	291,491
15,471	Capitol Federal Financial, Inc.	129,492
16,437	Cathay General Bancorp	763,827
8,945	Central Pacific Financial Corp.	189,545
21,768	Chimera Investment Corp. REIT	149,111
359	Citizens & Northern Corp.	8,810
6,132	City Holding Co.	624,973
10,340	Civista Bancshares, Inc.	236,372
7,523	Claros Mortgage Trust, Inc.	129,997
7,041	CNB Financial Corp.	179,898
26,773	CNO Financial Group, Inc.	628,630
8,669	Cohen & Steers, Inc.	574,321
4,626	Colony Bankcorp, Inc.	63,422
10,931	Columbia Banking System, Inc.	372,310
6,615	Columbia Financial, Inc.*	146,059
8,116	Community Bank System, Inc.	528,676
5,097	Community Trust Bancorp, Inc.	244,197
6,703	ConnectOne Bancorp, Inc.	175,887
13,197	Consumer Portfolio Services, Inc.*	113,758
12,580	Cowen, Inc., Class A	486,343
975	Crawford & Co., Class A	6,172
16,774	Curo Group Holdings Corp.	59,883
15,669	Customers Bancorp, Inc.*	505,639
17,764	CVB Financial Corp.	509,472
1,761	Diamond Hill Investment Group, Inc.	313,388
10,547	Dime Community Bancshares, Inc.	376,212
11,566	Donnelley Financial Solutions, Inc.*	441,590
19,280	Dynex Capital, Inc. REIT	252,568
8,729	Eagle Bancorp, Inc.	411,660
14,874	Eastern Bankshares, Inc.	291,679
16,816	Ellington Financial, Inc. REIT	229,370
10,681	Employers Holdings, Inc.	496,346
9,795	Enact Holdings, Inc.(a)	242,916
11,814	Encore Capital Group, Inc.*	595,426
16,876	Enova International, Inc.*	680,778
874	Enstar Group Ltd.*	190,523
5,920	Enterprise Financial Services Corp.	309,853
3,680	Esquire Financial Holdings, Inc.	165,011
23,107	Essent Group Ltd.	926,360
13,106	EZCORP, Inc., Class A*	131,322
3,567	Farmers & Merchants Bancorp, Inc.	102,302
11,659	Farmers National Banc Corp.	177,333

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,813	FB Financial Corp.	$ 377,285
7,946	Federal Agricultural Mortgage Corp., Class C	1,000,004
23,738	Federated Hermes, Inc.	901,094
10,022	Financial Institutions, Inc.	253,757
42,645	First BanCorp. (Puerto Rico)	655,880
5,888	First Bancorp, Inc. (The)	185,119
4,144	First Bancshares, Inc. (The)	141,683
7,946	First BankCorp	386,414
9,505	First Busey Corp.	247,795
7,395	First Business Financial Services, Inc.	283,376
21,582	First Commonwealth Financial Corp.	317,687
19,190	First Financial Bancorp	507,192
24,624	First Financial Bankshares, Inc.	909,857
4,058	First Financial Corp.	195,068
10,932	First Foundation, Inc.	153,157
4,825	First Guaranty Bancshares, Inc.	120,577
4,911	First Internet Bancorp	127,490
10,309	First Interstate BancSystem, Inc., Class A	449,679
13,262	First Merchants Corp.	586,313
4,577	First Mid Bancshares, Inc.	158,593
8,916	First of Long Island Corp. (The)	173,416
2,481	First Western Financial, Inc.*	75,422
5,378	FirstCash Holdings, Inc.	504,779
12,654	Flushing Financial Corp.	263,962
4,498	Focus Financial Partners, Inc., Class A*	171,644
30,784	Fulton Financial Corp.	572,275
4,074	FVCBankcorp, Inc.*	80,543
107,471	Genworth Financial, Inc., Class A*	540,579
9,933	German American Bancorp, Inc.	395,929
18,158	Glacier Bancorp, Inc.	1,051,348
13,425	Granite Point Mortgage Trust, Inc. REIT	86,054
6,301	Great Southern Bancorp, Inc.	394,758
3,127	Greene County Bancorp, Inc.	238,496
8,186	Hamilton Lane, Inc., Class A	604,782
11,907	Hancock Whitney Corp.	652,980
11,548	Hanmi Financial Corp.	312,373
4,765	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	154,577
14,656	HarborOne Bancorp, Inc.	214,417
8,110	Heartland Financial USA, Inc.	395,687
17,893	Heritage Commerce Corp.	254,260
6,181	Heritage Financial Corp.	203,355
18,582	Hilltop Holdings, Inc.	553,744

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,212	Hingham Institution For Savings (The)	$ 355,698
3,703	Home Bancorp, Inc.	159,155
28,376	Home BancShares, Inc.	722,169
9,088	HomeStreet, Inc.	248,102
5,844	HomeTrust Bancshares, Inc.	149,606
26,485	Hope Bancorp, Inc.	360,726
11,020	Horace Mann Educators Corp.	425,262
12,722	Horizon Bancorp, Inc.	206,860
10,000	Houlihan Lokey, Inc.	983,500
13,086	Independent Bank Corp.	321,130
7,062	Independent Bank Corp.	639,252
6,300	Independent Bank Group, Inc.	415,422
10,444	International Bancshares Corp.	550,190
1,181	Investors Title Co.	181,331
14,093	Jackson Financial, Inc., Class A	526,374
11,223	Kearny Financial Corp.	108,526
4,279	Kinsale Capital Group, Inc.	1,318,831
12,784	KKR Real Estate Finance Trust, Inc. REIT	211,575
10,126	Ladder Capital Corp. REIT	112,399
11,813	Lakeland Bancorp, Inc.	220,667
8,778	Lakeland Financial Corp.	693,111
13,494	LendingClub Corp.*	139,123
7,976	Live Oak Bancshares, Inc.	266,000
19,968	Macatawa Bank Corp.	221,844
32,246	MBIA, Inc.*	409,847
7,025	Mercantile Bank Corp.	244,540
1,812	Metropolitan Bank Holding Corp.*	115,134
10,124	MFA Financial, Inc. REIT	113,186
5,476	Midland States Bancorp, Inc.	147,359
4,512	MidWestOne Financial Group, Inc.	157,424
12,983	Moelis & Co., Class A	561,125
32,373	Mr Cooper Group, Inc.*	1,461,965
5,456	National Bank Holdings Corp., Class A	253,759
795	National Western Life Group, Inc., Class A	167,586
45,357	Navient Corp.	751,566
8,570	NBT Bancorp, Inc.	395,591
5,089	Nelnet, Inc., Class A	501,470
38,499	New York Mortgage Trust, Inc. REIT	108,182
7,229	Nexpoint Real Estate Finance, Inc. REIT	136,411
4,406	Nicolet Bankshares, Inc.*	364,464
19,181	NMI Holdings, Inc., Class A*	412,967
6,191	Northeast Bank	262,127
16,584	Northwest Bancshares, Inc.	253,569

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,307	OceanFirst Financial Corp.	$ 194,052
16,506	OFG Bancorp (Puerto Rico)	478,179
41,844	Old National Bancorp	799,639
15,745	Old Second Bancorp, Inc.	274,908
18,369	Open Lending Corp., Class A*	129,869
4,319	Oportun Financial Corp.*	23,927
7,154	Oppenheimer Holdings, Inc., Class A	298,036
3,176	Origin Bancorp, Inc.	129,962
12,180	Pacific Premier Bancorp, Inc.	450,051
1,069	Palomar Holdings, Inc.*	67,069
4,188	Park National Corp.	633,770
9,320	Parke Bancorp, Inc.	202,710
11,199	Pathward Financial, Inc.	487,492
10,727	PCB Bancorp	199,737
5,868	PCSB Financial Corp.(a)	117,243
7,377	Peapack-Gladstone Financial Corp.	304,080
16,692	PennyMac Financial Services, Inc.	995,845
11,303	PennyMac Mortgage Investment Trust REIT	172,597
13,674	Peoples Bancorp, Inc.	410,220
3,860	Peoples Financial Services Corp.	219,788
3,615	Piper Sandler Cos.	519,331
6,580	PJT Partners, Inc., Class A	506,726
8,935	PRA Group, Inc.*	307,185
7,839	Preferred Bank	592,550
7,474	Premier Financial Corp.	218,091
9,057	Primis Financial Corp.	111,854
9,358	ProAssurance Corp.	187,066
13,339	PROG Holdings, Inc.*	262,645
15,194	Provident Financial Services, Inc.	342,321
6,289	QCR Holdings, Inc.	330,864
42,329	Radian Group, Inc.	828,379
17,143	Ready Capital Corp. REIT	229,716
36,013	Redwood Trust, Inc. REIT	284,503
6,399	Regional Management Corp.	188,387
9,830	Renasant Corp.	400,769
5,797	Republic Bancorp, Inc., Class A	255,474
6,243	RLI Corp.	812,027
7,945	S&T Bancorp, Inc.	297,302
4,776	Safety Insurance Group, Inc.	438,150
10,908	Sandy Spring Bancorp, Inc.	379,817
8,318	Seacoast Banking Corp. of Florida	285,973
12,382	Selective Insurance Group, Inc.	1,190,158
13,787	ServisFirst Bancshares, Inc.	1,045,330

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,834	Shore Bancshares, Inc.	$ 136,065
6,857	Sierra Bancorp	148,385
1,795	Silvergate Capital Corp., Class A*(a)	49,237
15,906	Simmons First National Corp., Class A	369,178
23,936	SiriusPoint Ltd. (Bermuda)*	156,063
51	SmartFinancial, Inc.	1,529
5,879	Southern First Bancshares, Inc.*	291,011
6,323	Southern Missouri Bancorp, Inc.	327,911
6,332	Southside Bancshares, Inc.	230,105
9,584	SouthState Corp.	841,954
7,983	Stellar Bancorp, Inc.	269,905
9,690	StepStone Group, Inc., Class A	290,506
9,948	Stewart Information Services Corp.	440,298
6,858	Stock Yards Bancorp, Inc.	507,629
6,064	StoneX Group, Inc.*	615,314
6,384	Texas Capital Bancshares, Inc.*	382,976
3,561	Tompkins Financial Corp.	297,486
13,243	Towne Bank	427,749
13,871	TPG RE Finance Trust, Inc. REIT	102,784
8,669	TriCo Bancshares	472,461
6,559	Triumph Bancorp, Inc.*	391,966
1,252	Trupanion, Inc.*	65,442
5,722	TrustCo Bank Corp.	222,242
12,235	Trustmark Corp.	447,556
15,004	Two Harbors Investment Corp. REIT	246,066
8,323	UMB Financial Corp.	711,783
17,043	United Bankshares, Inc.	730,974
17,285	United Community Banks, Inc.	673,596
3,107	United Fire Group, Inc.	94,919
6,496	Unity Bancorp, Inc.	185,201
12,298	Universal Insurance Holdings, Inc.	135,155
6,562	Univest Financial Corp.	185,114
66,799	Valley National Bancorp	845,675
9,672	Veritex Holdings, Inc.	315,888
2,358	Virtus Investment Partners, Inc.	457,311
9,495	Walker & Dunlop, Inc.	847,998
14,171	Washington Federal, Inc.	499,811
6,496	Washington Trust Bancorp, Inc.	323,241
15,997	Waterstone Financial, Inc.	267,950
11,116	WesBanco, Inc.	449,642
12,398	West BanCorp, Inc.	298,048
4,993	Westamerica BanCorp	308,318
1,485	World Acceptance Corp.*	105,301
11,977	WSFS Financial Corp.	581,004

		92,829,950

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – 12.1%
34,785	AbCellera Biologics, Inc. (Canada)*	$ 447,683
32,964	ACADIA Pharmaceuticals, Inc.*	513,579
14,563	AdaptHealth Corp.*	324,901
3,462	Addus HomeCare Corp.*	381,789
29,609	Alector, Inc.*	251,380
49,192	Alkermes PLC*	1,218,978
36,298	Allscripts Healthcare Solutions, Inc.*	687,484
10,715	Amicus Therapeutics, Inc.*	129,651
12,747	AMN Healthcare Services, Inc.*	1,576,804
87,872	Amneal Pharmaceuticals, Inc.*	224,952
22,845	Amphastar Pharmaceuticals, Inc.*	673,699
14,968	AngioDynamics, Inc.*	193,836
3,371	ANI Pharmaceuticals, Inc.*	141,413
11,970	Anika Therapeutics, Inc.*	377,534
5,711	Apellis Pharmaceuticals, Inc.*	285,150
3,154	Apollo Medical Holdings, Inc.*	89,763
15,739	Arcus Biosciences, Inc.*	553,541
5,862	Arrowhead Pharmaceuticals, Inc.*	188,756
7,552	Arvinas, Inc.*	309,934
24,755	Atea Pharmaceuticals, Inc.*	116,101
6,892	AtriCure, Inc.*	314,000
234	Atrion Corp.	141,523
12,144	Avanos Medical, Inc.*	326,674
3,052	Axonics, Inc.*	209,001
1,481	Axsome Therapeutics, Inc.*	107,061
3,463	Beam Therapeutics, Inc.*	159,956
18,724	BioCryst Pharmaceuticals, Inc.*	250,153
4,572	Biohaven Ltd.*	72,329
4,839	Blueprint Medicines Corp.*	231,256
15,408	Cardiovascular Systems, Inc.*	215,866
11,214	CareDx, Inc.*	145,221
88,352	Catalyst Pharmaceuticals, Inc.*	1,481,663
3,972	Celldex Therapeutics, Inc.*	147,321
3,532	Cerevel Therapeutics Holdings, Inc.*	102,287
23,778	Cerus Corp.*	95,112
3,934	Chinook Therapeutics, Inc.*	89,105
28,759	Coherus Biosciences, Inc.*	197,287
31,323	Collegium Pharmaceutical, Inc.*	685,034
13,150	Computer Programs and Systems, Inc.*	389,240

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,766	CONMED Corp.	$ 394,863
57,549	Corcept Therapeutics, Inc.*	1,454,839
3,476	CorVel Corp.*	531,724
27,000	Cross Country Healthcare, Inc.*	966,060
11,711	Cue Health, Inc.*	37,475
10,322	Cutera, Inc.*	491,121
6,260	Cytokinetics, Inc.*	266,050
4,554	Deciphera Pharmaceuticals, Inc.*	72,454
32,157	Dynavax Technologies Corp.*	399,068
9,563	Eagle Pharmaceuticals, Inc.*	347,328
11,964	Embecta Corp.	393,855
23,212	Emergent BioSolutions, Inc.*	285,508
3,519	Enanta Pharmaceuticals, Inc.*	154,097
9,416	Ensign Group, Inc. (The)	894,520
11,308	Evolent Health, Inc., Class A*	325,557
776	Evolus, Inc.*	5,618
34,309	Figs, Inc., Class A*(a)	268,639
9,928	Fulgent Genetics, Inc.*	360,089
1,874	Glaukos Corp.*	87,272
4,050	Haemonetics Corp.*	345,506
19,128	Halozyme Therapeutics, Inc.*	1,095,269
15,805	Harmony Biosciences Holdings, Inc.*	944,665
7,815	HealthEquity, Inc.*	496,096
9,082	HealthStream, Inc.*	230,683
7,183	Inari Medical, Inc.*	528,525
1,152	Innovage Holding Corp.*	7,465
45,006	Innoviva, Inc.*	590,929
4,003	Inogen, Inc.*	89,347
16,052	Inotiv, Inc.*	96,954
6,827	Insmed, Inc.*	126,231
4,392	Inspire Medical Systems, Inc.*	1,060,975
6,512	Integer Holdings Corp.*	483,972
3,810	Intellia Therapeutics, Inc.*	196,063
5,602	Intra-Cellular Therapies, Inc.*	303,740
7,940	Iovance Biotherapeutics, Inc.*	50,816
2,325	iRadimed Corp.	68,727
6,253	iRhythm Technologies, Inc.*	681,890
60,284	Ironwood Pharmaceuticals, Inc.*	730,039
21,695	iTeos Therapeutics, Inc.*	437,154
9,392	IVERIC bio, Inc.*	221,839
10,366	Joint Corp. (The)*	154,557
2,043	Karuna Therapeutics, Inc.*	480,738
67,930	Karyopharm Therapeutics, Inc.*	359,350

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
10,212	Lantheus Holdings, Inc.*	$ 633,961
8,850	LeMaitre Vascular, Inc.	414,623
5,381	LHC Group, Inc.*	879,309
3,522	Ligand Pharmaceuticals, Inc.*	256,754
6,607	LivaNova PLC*	365,830
23,732	MannKind Corp.*	111,066
6,500	Medpace Holdings, Inc.*	1,364,285
24,536	Meridian Bioscience, Inc.*	785,152
7,621	Merit Medical Systems, Inc.*	548,712
862	Mesa Laboratories, Inc.	145,825
86,680	MiMedx Group, Inc.*	281,710
3,838	ModivCare, Inc.*	295,526
80,819	Multiplan Corp.*	120,420
36,026	Myriad Genetics, Inc.*	729,887
5,087	National HealthCare Corp.	313,563
7,979	National Research Corp.	309,106
8,178	Neogen Corp.*	135,428
11,629	NeoGenomics, Inc.*	130,361
6,025	Nevro Corp.*	281,428
35,537	NextGen Healthcare, Inc.*	739,170
11,546	NuVasive, Inc.*	448,447
17,261	OmniAb, Inc.*	61,104
6,491	Omnicell, Inc.*	335,001
135,835	OPKO Health, Inc.*	203,753
20,586	Option Care Health, Inc.*	619,844
64,533	Organogenesis Holdings, Inc.*	176,820
15,587	Orthofix Medical, Inc.*	280,410
19,377	Owens & Minor, Inc.	399,360
10,213	Pacira BioSciences, Inc.*	492,777
20,435	Patterson Cos., Inc.	581,171
17,067	Pediatrix Medical Group, Inc.*	272,731
11,292	PetIQ, Inc.*	134,036
18,806	Phibro Animal Health Corp., Class A	231,502
16,072	Prestige Consumer Healthcare, Inc.*	987,785
5,662	Progyny, Inc.*	207,399
3,311	Prometheus Biosciences, Inc.*	136,115
5,753	Prothena Corp. PLC (Ireland)*	359,620
7,282	PTC Therapeutics, Inc.*	302,130
13,763	R1 RCM, Inc.*	124,555
45,824	Radius Health, Inc.*(b)	3,666
9,233	RadNet, Inc.*	182,536
15,837	REGENXBIO, Inc.*	378,504
3,282	Revance Therapeutics, Inc.*	71,252

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,190	Sage Therapeutics, Inc.*	$ 89,878
4,117	SeaSpine Holdings Corp.*	30,836
14,548	Select Medical Holdings Corp.	357,590
5,131	Shockwave Medical, Inc.*	1,301,222
8,119	SI-BONE, Inc.*	99,701
29,228	SIGA Technologies, Inc.	268,313
6,466	Silk Road Medical, Inc.*	344,315
1,537	Simulations Plus, Inc.	62,387
9,104	STAAR Surgical Co.*	519,929
32,569	Supernus Pharmaceuticals, Inc.*	1,195,934
6,308	Surgery Partners, Inc.*	178,579
6,431	Surmodics, Inc.*	232,352
7,800	Syndax Pharmaceuticals, Inc.*	186,888
17,886	Tactile Systems Technology, Inc.*	153,104
18,255	Travere Therapeutics, Inc.*	367,473
6,302	UFP Technologies, Inc.*	756,555
2,560	US Physical Therapy, Inc.	221,210
51,192	Vanda Pharmaceuticals, Inc.*	558,505
13,927	Varex Imaging Corp.*	295,809
4,186	Vaxcyte, Inc.*	192,807
7,897	Veracyte, Inc.*	219,063
22,787	Vericel Corp.*	520,227
35,733	Vir Biotechnology, Inc.*	1,008,385
9,305	Xencor, Inc.*	276,545
9,338	Zimvie, Inc.*	83,482
20,723	Zynex, Inc.(a)	284,320

		57,202,727

Industrials – 16.8%
9,452	3D Systems Corp.*	95,843
5,776	AAON, Inc.	457,806
8,774	AAR Corp.*	408,517
12,000	ABM Industries, Inc.	566,160
26,884	ACCO Brands Corp.	149,744
9,417	ACV Auctions, Inc., Class A*	83,246
7,043	Aerojet Rocketdyne Holdings, Inc.*	366,236
1,524	AeroVironment, Inc.*	140,193
7,265	Air Transport Services Group, Inc.*	203,711
3,019	Alamo Group, Inc.	454,360
4,131	Albany International Corp., Class A	418,759
25,935	Alight, Inc., Class A*	223,819
1,716	Allegiant Travel Co.*	141,759
10,364	Allied Motion Technologies, Inc.	367,300

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
11,494	Altra Industrial Motion Corp.	$ 673,778
3,611	Ameresco, Inc., Class A*	236,593
3,228	American Woodmark Corp.*	174,958
25,136	API Group Corp.*	483,114
9,978	Apogee Enterprises, Inc.	481,439
13,043	Applied Industrial Technologies, Inc.	1,728,067
8,307	ArcBest Corp.	687,570
9,151	Arcosa, Inc.	559,126
3,209	Argan, Inc.	121,782
6,647	Array Technologies, Inc.*	139,188
11,793	ASGN, Inc.*	1,068,446
6,940	Astec Industries, Inc.	307,026
14,469	Atkore, Inc.*	1,767,388
6,289	Atlas Air Worldwide Holdings, Inc.*	633,743
3,777	Atlas Technical Consultants, Inc.*	20,434
4,908	AZZ, Inc.	204,320
21,646	Babcock & Wilcox Enterprises, Inc.*	98,706
7,037	Barnes Group, Inc.	299,706
2,498	Barrett Business Services, Inc.	245,628
11,763	Beacon Roofing Supply, Inc.*	686,842
8,387	Bloom Energy Corp., Class A*	178,559
7,101	Blue Bird Corp.*	83,863
8,382	BlueLinx Holdings, Inc.*	581,711
17,900	Boise Cascade Co.	1,325,316
13,641	Brady Corp., Class A	653,404
6,334	BrightView Holdings, Inc.*	43,641
4,903	Brink’s Co. (The)	292,954
12,135	Caesarstone Ltd.	76,086
5,154	Casella Waste Systems, Inc., Class A*	443,708
13,826	CBIZ, Inc.*	686,461
3,784	Chart Industries, Inc.*	541,074
9,052	Cimpress PLC (Ireland)*	267,849
5,391	CIRCOR International, Inc.*	148,522
8,018	Columbus McKinnon Corp.	258,420
10,263	Comfort Systems USA, Inc.	1,300,938
33,359	CoreCivic, Inc.*	443,008
9,245	Costamare, Inc. (Monaco)	89,122
3,847	Covenant Logistics Group, Inc.	147,686
4,429	CRA International, Inc.	545,919
4,192	CSW Industrials, Inc.	507,022
8,826	Daseke, Inc.*	51,456
15,990	Deluxe Corp.	309,247
4,353	Distribution Solutions Group, Inc.*	154,314

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,244	Douglas Dynamics, Inc.	$ 126,256
2,487	Ducommun, Inc.*	125,121
14,045	DXP Enterprises, Inc.*	362,782
3,895	Dycom Industries, Inc.*	354,990
5,037	Eagle Bulk Shipping, Inc.	259,154
12,080	EMCOR Group, Inc.	1,871,192
7,667	Encore Wire Corp.	1,120,225
21,884	Energy Recovery, Inc.*	507,271
7,806	Enerpac Tool Group Corp.	195,462
3,846	EnerSys	290,681
7,106	Ennis, Inc.	165,072
6,359	Enovix Corp.*	82,985
4,780	EnPro Industries, Inc.	567,864
3,348	ESCO Technologies, Inc.	314,745
15,158	Evoqua Water Technologies Corp.*	659,221
4,340	Exponent, Inc.	448,799
8,446	Federal Signal Corp.	410,391
10,051	First Advantage Corp.*	133,678
17,380	Fluor Corp.*	584,142
5,905	Forrester Research, Inc.*	207,738
10,058	Forward Air Corp.	1,130,217
11,609	Franklin Covey Co.*	603,204
11,399	Franklin Electric Co., Inc.	949,537
3,402	GATX Corp.	383,576
12,145	Genco Shipping & Trading Ltd.	180,110
57,925	GEO Group, Inc. (The)*	684,674
5,586	Gibraltar Industries, Inc.*	282,707
11,896	Global Industrial Co.	292,761
22,715	GMS, Inc.*	1,115,307
11,655	Golden Ocean Group Ltd. (Norway)(a)	98,368
3,794	Gorman-Rupp Co. (The)	105,018
67,637	GrafTech International Ltd.	365,240
4,630	Granite Construction, Inc.	166,773
16,182	Great Lakes Dredge & Dock Corp.*	118,452
3,333	Greenbrier Cos., Inc. (The)	127,954
8,678	Griffon Corp.	306,420
6,811	H&E Equipment Services, Inc.	285,585
8,376	Hawaiian Holdings, Inc.*	116,426
6,459	Healthcare Services Group, Inc.	90,103
7,176	Heartland Express, Inc.	120,126
5,174	Heidrick & Struggles International, Inc.	153,668
3,289	Helios Technologies, Inc.	173,462
3,458	Herc Holdings, Inc.	443,212

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,599	Heritage-Crystal Clean, Inc.*	$ 208,528
13,710	Hillenbrand, Inc.	685,500
16,574	HNI Corp.	480,646
11,657	Hub Group, Inc., Class A*	980,937
37,218	Hudson Technologies, Inc.*	420,191
5,746	Huron Consulting Group, Inc.*	447,384
6,248	ICF International, Inc.	677,096
8,006	IES Holdings, Inc.*	270,763
8,674	Insperity, Inc.	1,028,303
6,692	Insteel Industries, Inc.	197,347
22,490	Interface, Inc.	243,567
11,283	JELD-WEN Holding, Inc.*	116,666
33,865	Joby Aviation, Inc.*(a)	139,524
5,856	John Bean Technologies Corp.	537,932
4,240	Kadant, Inc.	818,490
5,138	Kaman Corp.	104,661
1,229	KAR Auction Services, Inc.*	16,886
16,134	Kelly Services, Inc., Class A	274,117
10,046	Kennametal, Inc.	265,415
16,222	Kforce, Inc.	958,234
31,001	Kimball International, Inc., Class B	221,967
10,113	Korn Ferry	576,744
23,709	Legalzoom.com, Inc.*	209,825
16,319	Li-Cycle Holdings Corp. (Canada)*	103,952
18,014	Lightning eMotors, Inc.*	12,284
1,976	Lindsay Corp.	348,744
11,304	Manitowoc Co., Inc. (The)*	111,005
7,472	Marten Transport Ltd.	159,228
4,723	Masonite International Corp.*	355,500
11,619	Matson, Inc.	740,827
6,829	Matthews International Corp., Class A	216,206
7,517	Maxar Technologies, Inc.	181,911
2,479	McGrath RentCorp	243,239
3,061	Miller Industries, Inc.	84,453
12,792	MillerKnoll, Inc.	260,829
5,560	Moog, Inc., Class A	483,887
27,193	MRC Global, Inc.*	319,790
16,899	Mueller Industries, Inc.	1,162,144
20,536	Mueller Water Products, Inc., Class A	239,450
5,459	MYR Group, Inc.*	521,498
1,015	National Presto Industries, Inc.	70,157
5,324	Northwest Pipe Co.*	199,437
63,732	NOW, Inc.*	795,375

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,714	NV5 Global, Inc.*	$ 970,240
2,857	Omega Flex, Inc.	274,586
3,667	PAM Transportation Services, Inc.*	102,786
10,452	Parsons Corp.*	517,374
20,243	PGT Innovations, Inc.*	400,609
5,237	Powell Industries, Inc.	137,838
2,310	Preformed Line Products Co.	217,925
11,963	Primoris Services Corp.	255,410
4,703	Proto Labs, Inc.*	124,724
14,664	Quanex Building Products Corp.	348,563
34,947	Radiant Logistics, Inc.*	186,617
2,458	RBC Bearings, Inc.*	582,472
3,217	Red Violet, Inc.*	73,348
23,265	Resideo Technologies, Inc.*	376,893
28,467	Resources Connection, Inc.	549,413
15,335	REV Group, Inc.	213,003
13,311	Rush Enterprises, Inc., Class A	685,916
6,132	Rush Enterprises, Inc., Class B	324,935
44,302	Safe Bulkers, Inc. (Greece)	126,261
3,553	Saia, Inc.*	865,475
3,497	Shoals Technologies Group, Inc., Class A*	101,308
13,130	Shyft Group, Inc. (The)	322,079
10,916	Simpson Manufacturing Co., Inc.	1,015,734
8,239	Skillsoft Corp.*	15,819
68	SkyWest, Inc.*	1,255
7,217	SP Plus Corp.*	251,801
3,999	Spirit Airlines, Inc.*	86,818
7,867	SPX Technologies, Inc.*	526,302
2,315	Standex International Corp.	243,191
31,953	Steelcase, Inc., Class A	253,387
7,809	Sterling Infrastructure, Inc.*	255,745
3,333	SunPower Corp.*	80,825
7,566	Tennant Co.	480,668
11,895	Terex Corp.	546,099
9,166	Textainer Group Holdings Ltd. (China)	279,380
11,407	Titan International, Inc.*	163,462
13,988	Titan Machinery, Inc.*	615,892
6,564	Transcat, Inc.*	525,317
6,100	TriNet Group, Inc.*	442,067
5,915	Trinity Industries, Inc.	181,176
8,047	Triton International Ltd. (Bermuda)	542,931
24,530	TrueBlue, Inc.*	529,357
16,506	Tutor Perini Corp.*	118,018

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
15,893	UFP Industries, Inc.	$ 1,301,001
2,756	UniFirst Corp.	534,003
17,212	Upwork, Inc.*	210,847
6,629	V2X, Inc.*	267,878
10,347	Veritiv Corp.	1,392,085
6,989	Vicor Corp.*	377,336
31,985	View, Inc.*	44,779
11,811	Wabash National Corp.	296,102
7,421	Watts Water Technologies, Inc., Class A	1,175,857
8,960	Werner Enterprises, Inc.	394,061
7,967	Willdan Group, Inc.*	139,741
25,303	Zurn Elkay Water Solutions Corp.	612,586

		79,056,190

Information Technology – 12.7%
41,610	8x8, Inc.*	178,091
51,040	A10 Networks, Inc.	954,958
18,616	ACI Worldwide, Inc.*	389,074
32,700	Adeia, Inc.	361,335
17,259	ADTRAN Holdings, Inc.	349,840
6,692	Advanced Energy Industries, Inc.	619,947
10,442	Agilysys, Inc.*	693,349
9,647	Alarm.com Holdings, Inc.*	481,385
9,951	Alpha & Omega Semiconductor Ltd.*	349,081
9,534	Altair Engineering, Inc., Class A*	467,833
5,179	Ambarella, Inc.*	384,282
11,643	American Software, Inc., Class A	172,433
29,729	Amkor Technology, Inc.	833,007
5,007	Appfolio, Inc., Class A*	571,249
8,324	Appian Corp., Class A*	316,562
5,542	Arlo Technologies, Inc.*	21,170
9,698	Asana, Inc., Class A*	176,116
25,098	Avid Technology, Inc.*	704,752
11,219	Axcelis Technologies, Inc.*	895,949
7,731	Badger Meter, Inc.	895,404
6,710	Belden, Inc.	539,752
10,696	Benchmark Electronics, Inc.	308,793
19,837	Benefitfocus, Inc.*	205,710
7,637	Blackbaud, Inc.*	452,645
2,311	Blackline, Inc.*	156,432
30,686	Box, Inc., Class A*	842,331
36,480	Brightcove, Inc.*	201,734
15,503	Calix, Inc.*	1,105,364

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,262	Cambium Networks Corp.*	$ 175,898
32,613	Casa Systems, Inc.*	89,360
4,600	Cass Information Systems, Inc.	200,008
8,186	Cerence, Inc.*	167,895
5,489	CEVA, Inc.*	149,136
7,634	Clearfield, Inc.*	1,004,787
12,847	Cohu, Inc.*	460,180
12,092	CommScope Holding Co., Inc.*	107,377
12,591	CommVault Systems, Inc.*	831,006
9,061	Comtech Telecommunications Corp.	105,742
83,285	Conduent, Inc.*	336,471
3,032	Consensus Cloud Solutions, Inc.*	172,187
54,401	Core Scientific, Inc.*	7,252
6,552	Corsair Gaming, Inc.*	110,532
7,578	Couchbase, Inc.*	103,061
11,655	CSG Systems International, Inc.	720,745
6,382	CTS Corp.	271,235
23,602	Cvent Holding Corp.*	132,171
11,337	Digi International, Inc.*	481,482
9,682	Digital Turbine, Inc.*	176,793
2,509	DigitalOcean Holdings, Inc.*(a)	74,843
12,944	Diodes, Inc.*	1,193,825
10,185	Domo, Inc., Class B*	145,645
13,848	Ebix, Inc.	262,974
48,633	Edgio, Inc.*	70,032
18,409	eGain Corp.*	161,999
5,865	Envestnet, Inc.*	346,152
8,190	ePlus, Inc.*	406,715
12,921	EVERTEC, Inc. (Puerto Rico)	436,342
5,828	Evo Payments, Inc., Class A*	196,462
6,500	ExlService Holdings, Inc.*	1,216,800
71,786	Extreme Networks, Inc.*	1,505,352
6,610	Fabrinet (Thailand)*	881,840
5,375	FARO Technologies, Inc.*	160,820
18,707	FormFactor, Inc.*	431,570
10,839	Grid Dynamics Holdings, Inc.*	138,089
21,111	Hackett Group, Inc. (The)	487,664
24,302	Harmonic, Inc.*	372,793
6,402	I3 Verticals, Inc., Class A*	168,309
13,590	Identiv, Inc.*	113,476
6,962	Impinj, Inc.*	888,003
18,019	Infinera Corp.*	121,628
32,767	Information Services Group, Inc.	175,631

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
57,812	Inseego Corp.*	$ 73,421
8,075	Insight Enterprises, Inc.*	839,073
5,133	InterDigital, Inc.	257,523
11,835	International Money Express, Inc.*	257,056
4,653	Itron, Inc.*	247,447
9,672	Kimball Electronics, Inc.*	223,326
22,316	Knowles Corp.*	348,130
15,619	Kulicke & Soffa Industries, Inc. (Singapore)	748,931
11,385	LiveRamp Holdings, Inc.*	250,015
6,113	MACOM Technology Solutions Holdings, Inc.*	419,902
11,173	Maximus, Inc.	785,462
16,341	MaxLinear, Inc.*	598,081
9,438	Methode Electronics, Inc.	431,128
728	MicroStrategy, Inc., Class A*(a)	144,210
19,959	Mitek Systems, Inc.*	204,181
10,825	Model N, Inc.*	420,876
17,808	Momentive Global, Inc.*	141,217
19,112	MoneyGram International, Inc.*	208,703
21,300	Napco Security Technologies, Inc.*	561,894
9,355	NETGEAR, Inc.*	184,574
17,346	NetScout Systems, Inc.*	646,659
5,638	Novanta, Inc.*	889,394
14,214	OneSpan, Inc.*	178,670
12,220	Onto Innovation, Inc.*	976,989
3,730	OSI Systems, Inc.*	330,030
129,545	Paysafe Ltd.*	183,954
10,364	PC Connection, Inc.*	575,720
4,309	PDF Solutions, Inc.*	135,173
8,339	Perficient, Inc.*	592,486
25,956	Photronics, Inc.*	487,973
5,486	Plexus Corp.*	604,667
10,530	Power Integrations, Inc.	847,454
12,118	Progress Software Corp.	646,132
5,379	PROS Holdings, Inc.*	128,128
6,669	Qualys, Inc.*	822,421
38,173	Rackspace Technology, Inc.*(a)	186,284
23,422	Rambus, Inc.*	898,936
7,900	Rapid7, Inc.*	232,260
9,519	Remitly Global, Inc.*	99,569
21,689	Repay Holdings Corp.*	192,165
42,888	Ribbon Communications, Inc.*	108,507
8,919	Rimini Street, Inc.*	37,460
1,669	Rogers Corp.*	181,988

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
14,153	Sanmina Corp.*	$ 935,372
8,899	Sapiens International Corp. NV (Israel)	173,175
8,589	ScanSource, Inc.*	256,468
7,637	SecureWorks Corp., Class A*	54,834
11,238	Semtech Corp.*	345,456
5,078	ShotSpotter, Inc.*	170,265
3,597	Silicon Laboratories, Inc.*	523,148
1,916	SiTime Corp.*	202,061
23,755	SMART Global Holdings, Inc.*	401,697
6,332	Sprout Social, Inc., Class A*	375,488
7,783	SPS Commerce, Inc.*	1,107,210
10,016	Squarespace, Inc., Class A*	205,228
39,050	StoneCo Ltd., Class A (Brazil)*	456,104
5,798	Super Micro Computer, Inc.*	523,154
8,589	Synaptics, Inc.*	910,176
12,635	Tenable Holdings, Inc.*	482,404
4,840	TTEC Holdings, Inc.	232,078
29,466	TTM Technologies, Inc.*	473,519
12,109	Turtle Beach Corp.*	115,641
11,767	Ultra Clean Holdings, Inc.*	419,258
20,621	Unisys Corp.*	88,670
19,896	Upland Software, Inc.*	150,016
14,265	Varonis Systems, Inc.*	302,989
10,191	Veeco Instruments, Inc.*	202,597
12,631	Verint Systems, Inc.*	496,777
13,746	Veritone, Inc.*(a)	92,648
17,223	Verra Mobility Corp.*	272,985
37,488	Viavi Solutions, Inc.*	424,739
26,780	Vishay Intertechnology, Inc.	617,011
7,714	Vishay Precision Group, Inc.*	312,957
7,505	Workiva, Inc.*	604,603
23,567	Xerox Holdings Corp.	384,378
13,081	Xperi, Inc.*	140,097
35,452	Yext, Inc.*	188,959
28,706	Zeta Global Holdings Corp., Class A*	240,556
23,270	Zuora, Inc., Class A*	178,714

		59,778,461

Materials – 4.3%
8,848	AdvanSix, Inc.	364,184
5,950	Alpha Metallurgical Resources, Inc.	1,018,818
18,572	American Vanguard Corp.	427,156
5,666	Arconic Corp.*	135,021

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
9,114	ATI, Inc.*	$ 278,068
16,552	Avient Corp.	572,865
4,234	Balchem Corp.	596,147
8,673	Cabot Corp.	638,506
8,348	Carpenter Technology Corp.	342,769
5,007	Chase Corp.	475,665
4,709	Clearwater Paper Corp.*	183,792
26,678	Commercial Metals Co.	1,313,091
2,905	Compass Minerals International, Inc.	128,837
17,654	Constellium SE*	219,792
5,474	Greif, Inc., Class A	384,877
2,812	Hawkins, Inc.	116,979
8,489	HB Fuller Co.	681,752
37,579	Hecla Mining Co.	204,806
7,043	Ingevity Corp.*	551,256
6,883	Innospec, Inc.	763,256
3,773	Intrepid Potash, Inc.*	136,017
2,655	Kaiser Aluminum Corp.	240,012
4,891	Koppers Holdings, Inc.	145,703
1,659	Kronos Worldwide, Inc.	15,279
11,233	Livent Corp.*	314,412
8,043	LSB Industries, Inc.*	124,103
4,092	Materion Corp.	329,652
6,322	Mativ Holdings, Inc.	131,308
6,054	Minerals Technologies, Inc.	364,996
31,425	Myers Industries, Inc.	733,460
20,356	Novagold Resources, Inc. (Canada)*	117,454
25,457	O-I Glass, Inc.*	417,749
8,760	Olympic Steel, Inc.	307,388
23,527	Orion Engineered Carbons SA (Germany)	441,837
9,357	Pactiv Evergreen, Inc.	108,915
10,789	Perimeter Solutions SA*	116,953
1,740	Piedmont Lithium, Inc.*	100,328
1,146	Quaker Chemical Corp.	225,521
20,667	Ramaco Resources, Inc.	236,637
36,408	Rayonier Advanced Materials, Inc.*	281,798
15,347	Resolute Forest Products, Inc.*	323,822
15,297	Ryerson Holding Corp.	451,109
14,024	Schnitzer Steel Industries, Inc., Class A	481,444
7,908	Sensient Technologies Corp.	590,807
3,769	Stepan Co.	420,507
14,812	Summit Materials, Inc., Class A*	448,655
38,231	SunCoke Energy, Inc.	323,434

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,347	Sylvamo Corp.	$ 235,129
19,748	TimkenSteel Corp.*	369,288
11,210	Tredegar Corp.	115,911
9,354	TriMas Corp.	255,832
6,491	Trinseo PLC	160,003
22,158	Tronox Holdings PLC	313,093
1,866	United States Lime & Minerals, Inc.	259,337
21,731	Warrior Met Coal, Inc.	800,135
6,743	Worthington Industries, Inc.	382,598

		20,218,263

Real Estate – 6.3%
15,031	Acadia Realty Trust REIT	231,177
7,694	Agree Realty Corp. REIT	538,195
24,031	Alexander & Baldwin, Inc. REIT	474,612
534	Alexander’s, Inc. REIT	130,424
8,085	American Assets Trust, Inc. REIT	236,810
67,129	Anywhere Real Estate, Inc.*	506,824
58,305	Apartment Investment and Management Co., Class A REIT	488,596
38,480	Apple Hospitality REIT, Inc. REIT	656,469
10,681	Armada Hoffler Properties, Inc. REIT	129,774
26,443	Braemar Hotels & Resorts, Inc. REIT	97,575
27,205	Brandywine Realty Trust REIT	187,987
21,413	Broadstone Net Lease, Inc. REIT	363,379
8,783	BRT Apartments Corp. REIT	181,193
16,467	CareTrust REIT, Inc. REIT	326,047
6,201	CBL & Associates Properties, Inc. REIT	189,131
2,557	Centerspace REIT	164,927
16,169	Chatham Lodging Trust REIT*	216,180
14,496	City Office REIT, Inc. REIT	143,365
5,938	Community Healthcare Trust, Inc. REIT	209,374
222,582	Compass, Inc., Class A*	665,520
17,182	Corporate Office Properties Trust REIT	477,144
10,998	CTO Realty Growth, Inc. REIT	230,628
64,457	Cushman & Wakefield PLC*	736,099
30,812	DiamondRock Hospitality Co. REIT	289,941
13,103	DigitalBridge Group, Inc.	189,076
89,216	Diversified Healthcare Trust REIT	88,324
40,200	Douglas Elliman, Inc.	165,624
13,925	Easterly Government Properties, Inc. REIT	220,572
10,282	Elme Communities REIT	203,172
38,927	Empire State Realty Trust, Inc., Class A REIT	300,127

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
10,207	Equity Commonwealth REIT	$ 276,508
11,362	Essential Properties Realty Trust, Inc. REIT	263,712
63,262	eXp World Holdings, Inc.(a)	826,834
11,084	Farmland Partners, Inc. REIT	147,196
10,962	Forestar Group, Inc.*	162,566
15,120	Four Corners Property Trust, Inc. REIT	410,357
31,612	Franklin Street Properties Corp. REIT	92,307
3,702	FRP Holdings, Inc.*	225,452
8,414	Getty Realty Corp. REIT	277,830
11,258	Gladstone Commercial Corp. REIT	213,789
6,085	Gladstone Land Corp. REIT	124,986
9,454	Global Medical REIT, Inc. REIT	95,485
22,213	Global Net Lease, Inc. REIT	300,542
28,966	Hersha Hospitality Trust, Class A REIT	278,943
21,901	Independence Realty Trust, Inc. REIT	396,846
19,232	Industrial Logistics Properties Trust REIT	78,274
2,740	Innovative Industrial Properties, Inc. REIT	332,115
4,900	InvenTrust Properties Corp. REIT	125,979
19,215	iStar, Inc. REIT	154,296
17,634	Kennedy-Wilson Holdings, Inc.	300,131
36,170	Kite Realty Group Trust REIT	824,676
7,073	LTC Properties, Inc. REIT	277,898
37,671	LXP Industrial Trust REIT	405,340
27,506	Macerich Co. (The) REIT	349,326
22,924	Marcus & Millichap, Inc.	853,690
6,727	National Health Investors, Inc. REIT	378,461
34,259	Necessity Retail REIT, Inc. (The) REIT	228,850
5,376	NETSTREIT Corp. REIT	104,993
31,636	Newmark Group, Inc., Class A	268,273
6,963	NexPoint Residential Trust, Inc. REIT	334,851
62,952	Offerpad Solutions, Inc.*(a)	44,696
17,442	Office Properties Income Trust REIT	266,688
17,090	Orion Office REIT, Inc. REIT	158,766
15,944	Outfront Media, Inc. REIT	291,616
41,850	Paramount Group, Inc. REIT	272,862
18,153	Pebblebrook Hotel Trust REIT	302,247
9,451	Phillips Edison & Co., Inc. REIT	304,606
30,943	Physicians Realty Trust REIT	461,979
27,066	Piedmont Office Realty Trust, Inc., Class A REIT	281,757
6,364	Plymouth Industrial REIT, Inc. REIT	131,735
11,258	Postal Realty Trust, Inc., Class A REIT	174,386
23,712	PotlatchDeltic Corp. REIT	1,133,197

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
14,647	RE/MAX Holdings, Inc., Class A	$ 304,658
55,116	Redfin Corp.*	295,422
19,861	Retail Opportunity Investments Corp. REIT	302,880
22,598	RLJ Lodging Trust REIT	273,888
10,956	RMR Group, Inc. (The), Class A	316,738
23,748	RPT Realty REIT	265,978
4,786	Ryman Hospitality Properties, Inc. REIT	438,063
34,942	Sabra Health Care REIT, Inc. REIT	451,101
1,471	Safehold, Inc. REIT	43,418
2,490	Saul Centers, Inc. REIT	107,319
36,005	Service Properties Trust REIT	282,639
25,255	SITE Centers Corp. REIT	343,215
5,808	St. Joe Co. (The)	223,201
22,919	STAG Industrial, Inc. REIT	754,264
35,523	Summit Hotel Properties, Inc. REIT	303,722
26,709	Sunstone Hotel Investors, Inc. REIT	293,532
21,601	Tanger Factory Outlet Centers, Inc. REIT	420,139
10,044	Terreno Realty Corp. REIT	588,980
10,825	UMH Properties, Inc. REIT	190,628
43,035	Uniti Group, Inc. REIT	327,927
2,971	Universal Health Realty Income Trust REIT	155,948
12,139	Urban Edge Properties REIT	190,946
3,853	Urstadt Biddle Properties, Inc., Class A REIT	73,708
23,700	Veris Residential, Inc. REIT*	380,622
21,397	Whitestone REIT	208,193
16,145	Xenia Hotels & Resorts, Inc. REIT	248,956

		29,759,392

Utilities – 3.7%
11,251	ALLETE, Inc.	744,816
10,786	American States Water Co.	1,056,920
13,365	Avista Corp.	551,707
12,068	Black Hills Corp.	864,431
22,471	Brookfield Infrastructure Corp., Class A (Canada)(a)	1,053,440
8,793	California Water Service Group	570,929
4,498	Chesapeake Utilities Corp.	538,546
26,857	Clearway Energy, Inc., Class A	884,132
30,332	Clearway Energy, Inc., Class C	1,074,966
7,266	MGE Energy, Inc.	523,225
3,040	Middlesex Water Co.	284,088
32,544	Montauk Renewables, Inc.*	392,806
16,319	New Jersey Resources Corp.	811,870

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
5,348	Northwest Natural Holding Co.	$ 267,988
10,643	NorthWestern Corp.	621,658
10,326	ONE Gas, Inc.	897,846
10,021	Ormat Technologies, Inc.	906,199
11,595	Otter Tail Corp.	691,410
17,277	PNM Resources, Inc.	846,573
19,140	Portland General Electric Co.	942,262
17,952	Pure Cycle Corp.*	190,471
5,222	SJW Group	390,031
15,398	South Jersey Industries, Inc.	534,311
10,375	Southwest Gas Holdings, Inc.	710,273
9,092	Spire, Inc.	673,717
6,525	Sunnova Energy International, Inc.*	148,966
5,068	Unitil Corp.	277,828
3,729	Via Renewables, Inc.	24,089
4,835	York Water Co. (The)	220,911

		17,696,409

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $451,731,997)		$464,178,375

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,004,563	3.727%	$ 4,004,563
(Cost $4,004,563)

TOTAL INVESTMENTS – 99.2% (Cost $455,736,560)		$468,182,938

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,732,934

NET ASSETS – 100.0%		$471,915,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	77	12/16/22	$7,028,416	$238,459

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Australia – 2.0%
10,177	ASX Ltd. (Financials)	$ 480,291
228,665	Coles Group Ltd. (Consumer Staples)	2,595,672
31,183	EBOS Group Ltd. (Health Care)	793,110
298,098	Medibank Pvt Ltd. (Financials)	584,934
42,720	National Australia Bank Ltd. (Financials)	902,347
26,442	Sonic Healthcare Ltd. (Health Care)	571,621
614,381	Telstra Group Ltd. (Communication Services)	1,637,575
78,890	Wesfarmers Ltd. (Consumer Discretionary)	2,566,082
76,891	Woolworths Group Ltd. (Consumer Staples)	1,774,995

		11,906,627

Austria – 0.3%
15,835	ANDRITZ AG (Industrials)	847,020
8,006	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	183,827
24,614	Wienerberger AG (Materials)	638,157

		1,669,004

Belgium – 0.5%
4,851	Ackermans & van Haaren NV (Industrials)	754,220
10,254	Solvay SA (Materials)	991,188
6,340	UCB SA (Health Care)	501,219
20,856	Warehouses De Pauw CVA REIT (Real Estate)	543,302

		2,789,929

Canada – 4.4%
4,196	Atco Ltd., Class I (Utilities)	133,305
8,637	Bank of Montreal (Financials)	837,006
19,327	Bank of Nova Scotia (The) (Financials)	1,000,493
23,583	BCE, Inc. (Communication Services)	1,114,352
26,084	Canadian Imperial Bank of Commerce (Financials)	1,246,575
11,313	Canadian Utilities Ltd., Class A (Utilities)	307,004
28,557	CGI, Inc. (Information Technology)*	2,473,803
33,608	Enbridge, Inc. (Energy)	1,377,093
3,510	George Weston Ltd. (Consumer Staples)	436,129
59,751	Great-West Lifeco, Inc. (Financials)	1,413,891
22,377	Hydro One Ltd. (Utilities)(a)	620,951
8,444	Intact Financial Corp. (Financials)	1,253,551
35,440	Loblaw Cos. Ltd. (Consumer Staples)	3,173,575
12,283	Metro, Inc. (Consumer Staples)	700,902

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
16,939	National Bank of Canada (Financials)	$ 1,198,612
33,776	Open Text Corp. (Information Technology)	984,106
10,872	Pembina Pipeline Corp. (Energy)	393,836
86,829	Power Corp. of Canada (Financials)	2,167,363
7,791	Quebecor, Inc., Class B (Communication Services)	166,601
7,144	RioCan Real Estate Investment Trust REIT (Real Estate)	111,399
18,196	Royal Bank of Canada (Financials)	1,795,575
24,534	Sun Life Financial, Inc. (Financials)	1,153,498
46,067	TELUS Corp. (Communication Services)	973,194
16,466	Toronto-Dominion Bank (The) (Financials)	1,087,409

		26,120,223

Denmark – 0.0%
6,324	Tryg A/S (Financials)	144,887

Finland – 0.4%
6,879	Elisa OYJ (Communication Services)	352,448
23,266	Orion OYJ, Class B (Health Care)	1,215,519
17,110	Sampo OYJ, Class A (Financials)	855,145
7,719	UPM-Kymmene OYJ (Materials)	277,937

		2,701,049

France – 2.2%
2,973	Air Liquide SA (Materials)	423,112
54,354	AXA SA (Financials)	1,512,191
3,657	Bouygues SA (Industrials)	111,306
8,873	Capgemini SE (Information Technology)	1,562,271
53,038	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,459,468
8,174	Dassault Systemes (Information Technology)	295,288
2,995	Legrand SA (Industrials)	238,933
6,430	L’Oreal SA (Consumer Staples)	2,349,007
253,700	Orange SA (Communication Services)	2,551,620
12,004	Sanofi (Health Care)	1,068,886
12,024	Thales SA (Industrials)	1,512,280

		13,084,362

Germany – 1.2%
859	Allianz SE (Financials)	180,741
8,109	Beiersdorf AG (Consumer Staples)	867,924

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
4,789	Deutsche Boerse AG (Financials)	$ 867,362
109,652	Deutsche Telekom AG (Communication Services)	2,191,000
30,847	Evonik Industries AG (Materials)	594,736
1,454	Hannover Rueck SE (Financials)	271,875
3,439	Henkel AG & Co. KGaA (Consumer Staples)	225,560
809	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	250,896
4,194	SAP SE (Information Technology)	451,095
5,221	Symrise AG (Materials)	585,694
11,711	Talanx AG (Financials)	513,199

		7,000,082

Hong Kong – 0.2%
49,245	CK Asset Holdings Ltd. (Real Estate)	293,684
27,676	CLP Holdings Ltd. (Utilities)	200,687
88,880	Power Assets Holdings Ltd. (Utilities)	457,182

		951,553

Ireland – 0.0%
1,304	Kerry Group PLC, Class A (Consumer Staples)	121,565

Israel – 1.3%
118,724	Bank Hapoalim BM (Financials)	1,122,447
145,378	Bank Leumi Le-Israel BM (Financials)	1,294,805
14,258	Check Point Software Technologies Ltd. (Information Technology)*	1,893,890
11,387	First International Bank Of Israel Ltd. (The) (Financials)	488,773
199,159	Israel Discount Bank Ltd., Class A (Financials)	1,156,176
121,957	Mivne Real Estate KD Ltd. (Real Estate)	403,660
32,869	Mizrahi Tefahot Bank Ltd. (Financials)	1,189,850
58,271	Shufersal Ltd. (Consumer Staples)	375,098

		7,924,699

Italy – 1.0%
138,605	Assicurazioni Generali SpA (Financials)	2,417,587
106,133	Eni SpA (Energy)	1,565,325
159,139	Hera SpA (Utilities)	432,420
13,759	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	575,745

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
53,019	Snam SpA (Utilities)	$ 265,749
42,153	Terna - Rete Elettrica Nazionale (Utilities)	317,275
93,490	UnipolSai Assicurazioni SpA (Financials)	235,072

		5,809,173

Japan – 5.9%
13,405	Brother Industries Ltd. (Information Technology)	212,689
44,229	Canon, Inc. (Information Technology)	1,018,085
207	Daiwa House REIT Investment Corp. REIT (Real Estate)	456,160
63,323	Daiwa Securities Group, Inc. (Financials)	275,909
27,154	FUJIFILM Holdings Corp. (Information Technology)	1,423,474
1,015	Hirose Electric Co. Ltd. (Information Technology)	132,385
26,953	Japan Post Bank Co. Ltd. (Financials)	203,007
183,159	Japan Post Holdings Co. Ltd. (Financials)	1,414,974
126,305	Japan Tobacco, Inc. (Consumer Staples)	2,548,457
66,585	KDDI Corp. (Communication Services)	1,961,666
11,928	Kirin Holdings Co. Ltd. (Consumer Staples)	185,066
20,117	Kyocera Corp. (Information Technology)	1,006,427
8,358	Kyushu Railway Co. (Industrials)	181,188
18,687	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	684,324
13,663	MEIJI Holdings Co. Ltd. (Consumer Staples)	646,236
82,995	Mitsubishi HC Capital, Inc. (Financials)	388,983
114,747	Mizuho Financial Group, Inc. (Financials)	1,411,929
20,661	MS&AD Insurance Group Holdings, Inc. (Financials)	607,067
230,897	Nippon Telegraph & Telephone Corp. (Communication Services)	6,320,958
52,297	Nisshin Seifun Group, Inc. (Consumer Staples)	605,272
28,150	Ono Pharmaceutical Co. Ltd. (Health Care)	709,298
20,208	Otsuka Holdings Co. Ltd. (Health Care)	679,200
17,750	Secom Co. Ltd. (Industrials)	1,079,323
70,809	Sekisui House Ltd. (Consumer Discretionary)	1,302,614
255,821	SoftBank Corp. (Communication Services)	2,745,392
27,312	Sumitomo Mitsui Financial Group, Inc. (Financials)	914,641

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
120,158	Takeda Pharmaceutical Co. Ltd. (Health Care)	$ 3,487,458
39,669	Teijin Ltd. (Materials)	377,529
5,088	Tobu Railway Co. Ltd. (Industrials)	120,691
30,361	Trend Micro, Inc. (Information Technology)	1,481,714
18,113	USS Co. Ltd. (Consumer Discretionary)	298,032

		34,880,148

Netherlands – 1.5%
3,979	HAL Trust (Financials)	512,123
154,959	Koninklijke Ahold Delhaize NV (Consumer Staples)	4,437,983
134,490	Koninklijke KPN NV (Communication Services)	407,401
30,222	Wolters Kluwer NV (Industrials)	3,273,623

		8,631,130

New Zealand – 0.2%
166,300	Fletcher Building Ltd. (Industrials)	511,280
15,856	Mainfreight Ltd. (Industrials)	704,144

		1,215,424

Norway – 0.6%
36,799	DNB Bank ASA (Financials)	703,049
42,486	Gjensidige Forsikring ASA (Financials)	806,161
37,900	SpareBank 1 SR-Bank ASA (Financials)	452,315
93,903	Storebrand ASA (Financials)	825,724
81,542	Telenor ASA (Communication Services)	779,343

		3,566,592

Singapore – 0.7%
42,439	Keppel Corp. Ltd. (Industrials)	233,518
95,210	Oversea-Chinese Banking Corp. Ltd. (Financials)	864,346
161,131	Singapore Exchange Ltd. (Financials)	1,064,173
388,664	Singapore Telecommunications Ltd. (Communication Services)	771,485
24,764	United Overseas Bank Ltd. (Financials)	563,845
100,464	UOL Group Ltd. (Real Estate)	488,280
13,577	Venture Corp. Ltd. (Information Technology)	171,409

		4,157,056

Shares	Description	Value

Common Stocks – (continued)
Spain – 0.4%
43,114	Naturgy Energy Group SA (Utilities)	$ 1,188,827
55,123	Red Electrica Corp. SA (Utilities)	953,241

		2,142,068

Sweden – 1.3%
25,537	Axfood AB (Consumer Staples)	675,795
109,250	Investor AB, Class A (Financials)	2,048,476
4,240	Investor AB, Class B (Financials)	76,738
80,686	Svenska Handelsbanken AB, Class A (Financials)	799,384
45,629	Swedbank AB, Class A (Financials)	723,984
30,361	Tele2 AB, Class B (Communication Services)	264,269
303,664	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	1,854,367
505,277	Telia Co. AB (Communication Services)	1,356,086

		7,799,099

Switzerland – 1.4%
1,309	Geberit AG (Industrials)	613,866
18,880	Novartis AG (Health Care)	1,657,635
1,015	SGS SA (Industrials)	2,343,742
2,799	Swisscom AG (Communication Services)	1,492,996
6,119	TE Connectivity Ltd. (Information Technology)	771,728
2,967	Zurich Insurance Group AG (Financials)	1,410,396

		8,290,363

United Kingdom – 2.6%
299,885	BAE Systems PLC (Industrials)	2,937,777
26,450	British American Tobacco PLC (Consumer Staples)	1,068,141
24,889	Bunzl PLC (Industrials)	903,437
395,461	CK Hutchison Holdings Ltd. (Industrials)	2,295,097
14,015	Diageo PLC (Consumer Staples)	635,573
7,303	Halma PLC (Information Technology)	188,902
965	Linde PLC (Materials)	324,703
37,152	National Grid PLC (Utilities)	448,859
97,523	RELX PLC (Industrials)	2,685,160
232,476	Sage Group PLC (The) (Information Technology)	2,205,432
8,296	Severn Trent PLC (Utilities)	267,938
640,580	Tesco PLC (Consumer Staples)	1,735,522

		15,696,541

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 71.6%
10,885	3M Co. (Industrials)	$ 1,371,183
7,802	Abbott Laboratories (Health Care)	839,339
22,595	AbbVie, Inc. (Health Care)	3,641,862
16,037	Accenture PLC, Class A (Information Technology)	4,826,014
6,793	Adobe, Inc. (Information Technology)*	2,343,109
31,531	Aflac, Inc. (Financials)	2,268,025
1,106	Agilent Technologies, Inc. (Health Care)	171,408
14,920	Akamai Technologies, Inc. (Information Technology)*	1,415,311
2,534	Alliant Energy Corp. (Utilities)	142,664
9,039	Allstate Corp. (The) (Financials)	1,210,322
29,451	Alphabet, Inc., Class A (Communication Services)*	2,974,256
28,486	Alphabet, Inc., Class C (Communication Services)*	2,889,905
15,207	Altria Group, Inc. (Consumer Staples)	708,342
46,747	Amazon.com, Inc. (Consumer Discretionary)*	4,512,955
28,016	Amcor PLC (Materials)	345,998
28,195	Amdocs Ltd. (Information Technology)	2,505,408
11,108	Ameren Corp. (Utilities)	992,167
12,757	American Electric Power Co., Inc. (Utilities)	1,234,878
10,809	AmerisourceBergen Corp. (Health Care)	1,844,988
2,217	AMETEK, Inc. (Industrials)	315,745
3,779	Amgen, Inc. (Health Care)	1,082,306
29,308	Amphenol Corp., Class A (Information Technology)	2,357,242
2,893	Analog Devices, Inc. (Information Technology)	497,336
107,683	Annaly Capital Management, Inc. REIT (Financials)	2,333,491
11,562	Aon PLC, Class A (Financials)	3,564,333
109,282	Apple, Inc. (Information Technology)	16,177,014
16,254	Arch Capital Group Ltd. (Financials)*	973,777
41,426	Archer-Daniels-Midland Co. (Consumer Staples)	4,039,035
9,102	Arthur J Gallagher & Co. (Financials)	1,812,299
71,190	AT&T, Inc. (Communication Services)	1,372,543

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,801	Atmos Energy Corp. (Utilities)	$ 697,280
14,695	Automatic Data Processing, Inc. (Information Technology)	3,881,537
2,680	AutoZone, Inc. (Consumer Discretionary)*	6,911,720
15,743	Bank of America Corp. (Financials)	595,873
18,779	Baxter International, Inc. (Health Care)	1,061,577
5,091	Becton Dickinson and Co. (Health Care)	1,269,390
11,488	Berkshire Hathaway, Inc., Class B (Financials)*	3,660,077
4,677	Boston Scientific Corp. (Health Care)*	211,728
49,654	Bristol-Myers Squibb Co. (Health Care)	3,986,223
2,422	Broadcom, Inc. (Information Technology)	1,334,595
6,109	Broadridge Financial Solutions, Inc. (Information Technology)	910,913
3,480	Brown-Forman Corp., Class B (Consumer Staples)	254,110
9,348	Campbell Soup Co. (Consumer Staples)	501,707
19,920	Cardinal Health, Inc. (Health Care)	1,596,986
11,551	CDW Corp. (Information Technology)	2,178,981
20,310	CenterPoint Energy, Inc. (Utilities)	631,844
16,806	C.H. Robinson Worldwide, Inc. (Industrials)	1,684,297
14,554	Chevron Corp. (Energy)	2,667,894
3,074	Chubb Ltd. (Financials)	675,020
13,138	Church & Dwight Co., Inc. (Consumer Staples)	1,075,608
3,154	Cintas Corp. (Industrials)	1,456,454
96,791	Cisco Systems, Inc. (Information Technology)	4,812,448
36,700	Citigroup, Inc. (Financials)	1,776,647
9,271	CMS Energy Corp. (Utilities)	566,180
50,025	Coca-Cola Co. (The) (Consumer Staples)	3,182,090
44,064	Cognizant Technology Solutions Corp., Class A (Information Technology)	2,741,221
65,122	Colgate-Palmolive Co. (Consumer Staples)	5,045,653
52,343	Comcast Corp., Class A (Communication Services)	1,917,847
80,367	Computershare Ltd. (Information Technology)	1,498,399
15,271	Conagra Brands, Inc. (Consumer Staples)	579,993
20,368	Consolidated Edison, Inc. (Utilities)	1,996,879
2,984	Constellation Brands, Inc., Class A (Consumer Staples)	767,932
6,866	Constellation Energy Corp. (Utilities)	659,960
1,773	Cooper Cos., Inc. (The) (Health Care)	560,889

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
46,819	Corning, Inc. (Information Technology)	$ 1,597,932
10,956	Corteva, Inc. (Materials)	735,805
5,458	Costco Wholesale Corp. (Consumer Staples)	2,943,226
10,104	CSX Corp. (Industrials)	330,300
2,157	Cummins, Inc. (Industrials)	541,752
45,662	CVS Health Corp. (Health Care)	4,652,045
57,690	Dell Technologies, Inc., Class C (Information Technology)	2,583,935
14,225	Dollar General Corp. (Consumer Discretionary)	3,637,048
3,232	Dominion Energy, Inc. (Utilities)	197,508
5,636	Dover Corp. (Industrials)	800,030
31,344	Dow, Inc. (Materials)	1,597,604
9,034	DTE Energy Co. (Utilities)	1,048,034
7,757	Duke Energy Corp. (Utilities)	775,157
784	Ecolab, Inc. (Materials)	117,467
4,986	Edison International (Utilities)	332,367
1,979	Electronic Arts, Inc. (Communication Services)	258,814
3,120	Elevance Health, Inc. (Health Care)	1,662,710
6,013	Eli Lilly & Co. (Health Care)	2,231,304
2,318	Entergy Corp. (Utilities)	269,514
929	Everest Re Group Ltd. (Financials)	313,946
9,610	Evergy, Inc. (Utilities)	569,008
28,458	Exelon Corp. (Utilities)	1,177,307
9,712	Expeditors International of Washington, Inc. (Industrials)	1,127,175
1,966	Extra Space Storage, Inc. REIT (Real Estate)	315,917
25,604	Exxon Mobil Corp. (Energy)	2,850,749
11,175	F5, Inc. (Information Technology)*	1,727,767
75,796	Fastenal Co. (Industrials)	3,904,252
18,556	Fidelity National Financial, Inc. (Financials)	748,920
21,577	Fidelity National Information Services, Inc. (Information Technology)	1,566,059
11,666	FirstEnergy Corp. (Utilities)	481,106
19,868	Fiserv, Inc. (Information Technology)*	2,073,424
4,587	FleetCor Technologies, Inc. (Information Technology)*	899,969
8,652	Fortive Corp. (Industrials)	584,443
4,763	Gartner, Inc. (Information Technology)*	1,668,812
13,214	Gen Digital, Inc. (Information Technology)	303,393
18,926	General Dynamics Corp. (Industrials)	4,776,733

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
22,364	General Mills, Inc. (Consumer Staples)	$ 1,907,649
28,824	Genuine Parts Co. (Consumer Discretionary)	5,284,304
52,032	Gilead Sciences, Inc. (Health Care)	4,569,971
147,155	GSK PLC (Health Care)	2,465,373
236,230	Haleon PLC (Consumer Staples)*	799,248
11,696	Hartford Financial Services Group, Inc. (The) (Financials)	893,224
26,880	Henry Schein, Inc. (Health Care)*	2,175,130
22,777	Hershey Co. (The) (Consumer Staples)	5,356,467
241,110	Hewlett Packard Enterprise Co. (Information Technology)	4,045,826
11,571	Hologic, Inc. (Health Care)*	881,247
20,140	Home Depot, Inc. (The) (Consumer Discretionary)	6,525,159
6,720	Hormel Foods Corp. (Consumer Staples)	315,840
8,797	Illinois Tool Works, Inc. (Industrials)	2,001,054
37,509	Intel Corp. (Information Technology)	1,127,896
5,388	Intercontinental Exchange, Inc. (Financials)	583,574
23,093	International Business Machines Corp. (Information Technology)	3,438,548
28,205	International Paper Co. (Materials)	1,046,970
1,407	Intuit, Inc. (Information Technology)	573,479
7,034	Invitation Homes, Inc. REIT (Real Estate)	229,519
4,338	IQVIA Holdings, Inc. (Health Care)*	945,771
4,891	J M Smucker Co. (The) (Consumer Staples)	753,263
34,464	Johnson & Johnson (Health Care)	6,134,592
13,598	JPMorgan Chase & Co. (Financials)	1,878,972
10,650	Kellogg Co. (Consumer Staples)	776,917
29,194	Keurig Dr Pepper, Inc. (Consumer Staples)	1,128,932
17,890	Keysight Technologies, Inc. (Information Technology)*	3,236,122
8,429	Kimberly-Clark Corp. (Consumer Staples)	1,143,225
23,916	Kinder Morgan, Inc. (Energy)	457,274
32,349	Kraft Heinz Co. (The) (Consumer Staples)	1,272,933
3,204	L3Harris Technologies, Inc. (Industrials)	727,564
9,434	Laboratory Corp. of America Holdings (Health Care)	2,270,764
17,510	Liberty Media Corp.-Liberty SiriusXM, Class A (Communication Services)*	767,288
38,649	Liberty Media Corp.-Liberty SiriusXM, Class C (Communication Services)*	1,693,986
4,216	Lockheed Martin Corp. (Industrials)	2,045,561
28,191	Loews Corp. (Financials)	1,639,307

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
22,168	Lowe’s Cos., Inc. (Consumer Discretionary)	$ 4,711,808
1,104	Markel Corp. (Financials)*	1,462,623
29,096	Marsh & McLennan Cos., Inc. (Financials)	5,038,845
47,256	Masco Corp. (Industrials)	2,399,660
1,789	Mastercard, Inc., Class A (Information Technology)	637,600
9,094	McCormick & Co., Inc. (Consumer Staples)	774,627
15,300	McDonald’s Corp. (Consumer Discretionary)	4,173,687
7,518	McKesson Corp. (Health Care)	2,869,470
9,132	Merck & Co., Inc. (Health Care)	1,005,616
18,220	Meta Platforms, Inc., Class A (Communication Services)*	2,151,782
7,351	MetLife, Inc. (Financials)	563,822
47,601	Microsoft Corp. (Information Technology)	12,144,919
29,393	Mondelez International, Inc., Class A (Consumer Staples)	1,987,261
4,668	Monster Beverage Corp. (Consumer Staples)*	480,150
13,646	Moody’s Corp. (Financials)	4,070,192
16,588	Motorola Solutions, Inc. (Information Technology)	4,515,254
12,398	Nasdaq, Inc. (Financials)	848,767
8,669	Nestle SA (Consumer Staples)	1,022,173
11,098	NetApp, Inc. (Information Technology)	750,336
48,131	NiSource, Inc. (Utilities)	1,344,780
4,009	Northrop Grumman Corp. (Industrials)	2,137,960
7,258	NVIDIA Corp. (Information Technology)	1,228,271
2,968	Omnicom Group, Inc. (Communication Services)	236,728
3,253	Oracle Corp. (Information Technology)	270,097
10,191	O’Reilly Automotive, Inc. (Consumer Discretionary)*	8,810,527
10,160	Otis Worldwide Corp. (Industrials)	793,394
5,465	PACCAR, Inc. (Industrials)	578,798
31,253	Paychex, Inc. (Information Technology)	3,876,310
30,727	PepsiCo, Inc. (Consumer Staples)	5,700,166
28,795	Pfizer, Inc. (Health Care)	1,443,493
35,346	Philip Morris International, Inc. (Consumer Staples)	3,522,936
23,557	PPL Corp. (Utilities)	695,403
24,531	Procter & Gamble Co. (The) (Consumer Staples)	3,659,044
9,354	Progressive Corp. (The) (Financials)	1,236,131

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,499	Public Service Enterprise Group, Inc. (Utilities)	$ 151,314
3,378	Public Storage REIT (Real Estate)	1,006,509
14,341	Quest Diagnostics, Inc. (Health Care)	2,177,394
10,032	Raytheon Technologies Corp. (Industrials)	990,359
11,256	Realty Income Corp. REIT (Real Estate)	709,916
4,151	Regeneron Pharmaceuticals, Inc. (Health Care)*	3,120,307
21,471	Republic Services, Inc. (Industrials)	2,990,696
9,224	Roche Holding AG (Health Care)	2,979,950
5,575	Roche Holding AG (Health Care)	2,214,201
1,425	Roper Technologies, Inc. (Information Technology)	625,418
6,572	Royalty Pharma PLC, Class A (Health Care)	288,971
3,681	Salesforce, Inc. (Information Technology)*	589,880
5,705	Sempra Energy (Utilities)	948,114
4,825	Sherwin-Williams Co. (The) (Materials)	1,202,293
2,118	Snap-on, Inc. (Industrials)	509,591
23,647	Southern Co. (The) (Utilities)	1,599,483
40,761	SS&C Technologies Holdings, Inc. (Information Technology)	2,191,311
502	Stryker Corp. (Health Care)	117,413
16,719	Texas Instruments, Inc. (Information Technology)	3,017,111
413	Thermo Fisher Scientific, Inc. (Health Care)	231,371
27,104	TJX Cos., Inc. (The) (Consumer Discretionary)	2,169,675
3,827	T-Mobile US, Inc. (Communication Services)*	579,637
9,121	Travelers Cos., Inc. (The) (Financials)	1,731,257
28,519	Tyson Foods, Inc., Class A (Consumer Staples)	1,890,239
768	Union Pacific Corp. (Industrials)	166,986
2,294	United Parcel Service, Inc., Class B (Industrials)	435,241
11,277	UnitedHealth Group, Inc. (Health Care)	6,177,090
21,525	VeriSign, Inc. (Information Technology)*	4,300,910
68,203	Verizon Communications, Inc. (Communication Services)	2,658,553
6,559	Vertex Pharmaceuticals, Inc. (Health Care)*	2,075,268
20,834	VICI Properties, Inc. REIT (Real Estate)	712,523
4,743	Visa, Inc., Class A (Information Technology)	1,029,231
11,196	VMware, Inc., Class A (Information Technology)*	1,360,202

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
16,001	W R Berkley Corp. (Financials)	$ 1,220,556
7,396	Walgreens Boots Alliance, Inc. (Consumer Staples)	306,934
40,406	Walmart, Inc. (Consumer Staples)	6,158,683
3,190	Waste Connections, Inc. (Industrials)	456,817
25,118	Waste Management, Inc. (Industrials)	4,212,791
2,377	WEC Energy Group, Inc. (Utilities)	235,656
35,160	Williams Cos., Inc. (The) (Energy)	1,220,052
14,858	W.P. Carey, Inc. REIT (Real Estate)	1,170,810
8,307	W.W. Grainger, Inc. (Industrials)	5,009,619
5,050	Xcel Energy, Inc. (Utilities)	354,611
36,289	Yum! Brands, Inc. (Consumer Discretionary)	4,668,943
4,488	Zebra Technologies Corp., Class A (Information Technology)*	1,213,017
7,453	Zoetis, Inc. (Health Care)	1,148,805

		424,076,026

TOTAL INVESTMENTS – 99.7% (Cost $610,919,881)		$590,677,600

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,736,751

NET ASSETS – 100.0%		$592,414,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Information Technology	21.7%
Financials	14.4
Consumer Staples	14.1
Health Care	13.8
Industrials	10.8
Consumer Discretionary	9.8
Communication Services	7.2
Utilities	3.8
Energy	1.8
Materials	1.5
Real Estate	1.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$45,600,202	$—	$—
Asia	810,746,729	26,288,075	199,835	(c)
Europe	18,313,399	—	—
North America	33,109,093	—	—
South America	49,104,787	13,278,397	—
Securities Lending Reinvestment Vehicle	9,333,764	—	—

Total	$966,207,976	$39,566,472	$199,835

Derivative Type

Assets(b)
Futures Contracts	$5,680	$—	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$30,313	$—	$—
Asia	50,762	—	—
Europe	9,206,304	74,575	—
North America	845,270	—	—
Oceania	153,815	—	—
South America	11,147	—	—
Securities Lending Reinvestment Vehicle	91,159	—	—

Total	$10,388,770	$74,575	$—

Derivative Type

Assets(b)
Futures Contracts	$2,386	$—	$—

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$7,261,723	$—	$—
Asia	687,805,827	—	—
Europe	1,437,706,749	12,160,955	—
North America	475,934,182	1,737,992	—
Oceania	209,527,444	—	—
South America	3,343,989	—	—
Securities Lending Reinvestment Vehicle	17,926,024	—	—

Total	$2,839,505,938	$13,898,947	$—

Derivative Type

Assets(b)
Futures Contracts	$1,009,636	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a) Asia	$12,122,365	$—	$—

Total	$12,122,365	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$5,953	$—	$—

ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$15,142	$—	$—
North America	8,467,935	—	—

Total	$8,483,077	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$11,429,889	$—	$—
North America	10,940,768,437	—	—

Total	$10,952,198,326	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$496,505	$—	$—
Asia	2,083,326	—	—
Europe	2,168,279	—	—
North America	458,616,971	61,104	3,666
South America	748,524	—	—
Securities Lending Reinvestment Vehicle	4,004,563	—	—

Total	$468,179,272	$61,104	$3,666

Derivative Type

Assets(b)
Futures Contracts	$238,459	$—	$—

ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$47,913,456	$—	$—
Europe	79,445,844	—	—
North America	450,196,249	—	—
Oceania	13,122,051	—	—

Total	$590,677,600	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized gain at period end.
(c)	Amount represents valuations of Russian positions for which GSAM has determined include significant unobservable inputs as of August 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2021, they were classified as Level 1.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1)the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indexes are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.